     As filed with the Securities and Exchange Commission on April 18, 2001
                                                       Registration No. 33-54662

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                   FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                               -------------------

                         POST-EFFECTIVE AMENDMENT NO. 14

                               -------------------

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                              (Exact name of trust)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
          (Complete address of depositor's principal executive offices)

                               -------------------

                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                (Name and complete address of agent for service)

                               -------------------

                                    COPY TO:
                             Richard W. Grant, Esq.
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                           Philadelphia, PA 19103-6993


It is proposed that this filing will become effective:

       [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [X] On May 1, 2001, pursuant to paragraph (b) of Rule 485.
       [ ] 60 days after filing pursuant to paragraph (a) of Rule 485.
       [ ] On (date) pursuant to paragraph (a) of Rule 485.

================================================================================

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                Cross Reference to Items Required by Form N-8B-2

N-8B-2 ITEM      CAPTION IN PROSPECTUS
-----------      ---------------------
1                Cover Page
2                Cover Page
3                Not applicable
4                Additional Information - Sale of Policies
5                Additional Information - Penn Mutual Variable Life Account I
6                Additional Information - Penn Mutual Variable Life Account I
7                Not applicable
8                Not applicable
9                Additional Information - Litigation
10               Basic Information; Additional Information - The Penn Mutual
                 Life Insurance
                 Company - Penn Mutual Variable Life Account I - The Funds
11               Additional Information - The Funds
12               Additional Information - The Funds
13               Basic Information - What Are the Fees and Charges Under the
                 Policy?
14               Basic Information - What Payments Must Be Made Under the
                 Policy?
15               Basic Information - What Payments Must Be Made Under the
                 Policy?
16               Additional Information - The Funds
17               Basic Information; Additional Information
18               Basic Information
19               Basic Information - How Does Penn Mutual Communicate With Me?
20               Basic Information
21               Basic Information - What Is a Policy Loan?
22               Not applicable
23               Not applicable
24               Not applicable
25               Additional Information - The Penn Mutual Life Insurance Company
26               Basic Information - What Are the Fees and Charges Under the
                 Policy?
27               Additional Information - The Penn Mutual Life Insurance Company
28               Additional Information - The Penn Mutual Life Insurance Company
                 Additional
                 Information - Penn Mutual Trustees and Officers
29               Not applicable
30               Not applicable
31               Not applicable
32               Not applicable
33               Not applicable
34               Not applicable
35               Additional Information - The Penn Mutual Life Insurance Company
36               Not applicable
37               Not applicable
38               Additional Information - Sale of Policies
39               Additional Information - Sale of Policies
40               Additional Information - Sale of Policies
41               Not applicable

N-8B-2 ITEM      CAPTION IN PROSPECTUS
-----------      ---------------------
42               Not applicable
43               Not applicable
44               Basic Information - How Will the Value of the Policy Change
                 Over Time?;
                 Additional Information - More Information About Policy Values
45               Not applicable
46               Basic Information - How Will the Value of the Policy Change
                 Over Time?;
                 Additional Information - More Information About Policy Values
47               Basic Information; Additional Information - Penn Mutual
                 Variable Life
                 Account I - The Funds
48               Additional Information - The Penn Mutual Life Insurance Company
49               Not applicable
50               Not applicable
51               Basic Information
52               Additional Information - Penn Mutual Variable Life Account I
53               Additional Information - Federal Income Tax Considerations
54               Not applicable
55               Illustrations
56               Not applicable
57               Not applicable
58               Not applicable
59               Additional Information - Financial Statements

                                     PART I

                     Information Required in the Prospectus

                                   PROSPECTUS
                                       FOR
                                CORNERSTONE VUL I
          a flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

                               -------------------

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this prospectus.

-------------------------------------------------------------------------------------------------------

PENN SERIES FUNDS, INC.                                          MANAGER
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management, LLC
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA Inc.
-------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST                       MANAGER
         Balanced Portfolio                                      Neuberger Berman Management Inc.
-------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND           MANAGER
         Equity-Income Portfolio                                 Fidelity Management & Research Company
         Growth Portfolio                                        Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II        MANAGER
         Asset Manager Portfolio                                 Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         MANAGER
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
-------------------------------------------------------------------------------------------------------

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                   May 1, 2001

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information." It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.


         o The next section is the "Additional Information" section. It gives additional information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 23.

         o The financial statements for Penn Mutual and for Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 36.


         o Appendices A and B are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help you understand how the Policy works.

                                   **********

         THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

QUESTION                                                                    PAGE
--------                                                                    ----

What Is the Policy?............................................................4

Who Owns the Policy?...........................................................4

What Payments Must Be Made Under the Policy?...................................5

How Will the Value of the Policy Change over Time?.............................7

What Are the Fees and Charges Under the Policy?................................7


What Are the Fees and Expenses Paid by the Investment Funds?..................11

Are There Other Charges That Penn Mutual Could Deduct in the Future?..........13

How Can I Change My Policy's Investment Allocations?..........................13

What Is a Policy Loan?........................................................14

How Can I Withdraw Money from My Policy?......................................15

What Is the Timing of Transactions Under the Policy?..........................15

How Much Life Insurance Does My Policy Provide?...............................16

Can I Change Insurance Coverage Under My Policy?..............................17

What Are the Supplemental Benefit Riders That I Can Buy?......................18

Do I Have the Right to Cancel My Policy?......................................19

Can I Choose Different Payout Options Under My Policy? .......................19

How Is the Policy Treated for Federal Income Tax Purposes?....................19

How Do I Communicate with Penn Mutual?........................................20

How Does Penn Mutual Communicate with Me?.....................................21

WHAT IS THE POLICY?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

         o  Determine when and how much you pay to us under the Policy

         o Determine when and how much of your policy value to allocate the investment options

         o  Borrow from your Policy

         o  Change the beneficiary who will receive the death benefit

         o  Change the amount of insurance protection

         o  Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of the proposed insured. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of your Policy is the policy anniversary nearest the insured's 95th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon the written request of the owner, this policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST BE MADE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. Federal tax law limits the amount of premium payments you can make relative to the amount of insurance coverage provided. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on the amount you take out of your policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contact" under the Code. SEE HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES? below.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay policy charges. See THREE-YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS


         If you pay premiums by check, it must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.


         We will also accept premiums:

         o  by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

         (a) the total premiums you have paid, less any partial surrenders you made,

             equals or exceeds

         (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three-year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.


         The three-year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? later in this section.


LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61-day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE on page 16. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW WILL THE VALUE OF THE POLICY CHANGE OVER TIME?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except for the first premium payment, which will be invested in the Penn Series Money Market Fund during the free-look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o  the net premiums you have paid,

         o plus or minus the investment results in the part of your policy value allocated to the variable investment options,

         o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

         o  minus policy charges we deduct, and

         o  minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? later in this section.

         For more information on policy values and the variable and fixed investment options, see MORE INFORMATION ABOUT POLICY VALUES in the ADDITIONAL INFORMATION section of this prospectus.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

         o Premium Charge -- 6.5% is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 4% to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first 15 policy years, we intend to reduce the rate for the sales charge portion to 2%, which will result in a total premium charge of 4.5% in those years. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

         o Insurance Charge -- A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We currently place people we insure in the following rate classes: a smoker, standard nonsmoker or preferred nonsmoker rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between smoker and nonsmoker. They are assigned to a smoker class at age 20 unless they have provided satisfactory evidence that they qualify for a nonsmoker class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase. The charge is deducted pro rata from your variable investment and fixed interest accounts.

         o Administrative Charge -- A maximum monthly charge to help cover our administrative costs. This charge has three parts: (1) a flat dollar charge of up to $9 (Currently, the flat dollar charge is $9 in the first policy year and $5 thereafter -- we will notify you in advance if we change our current rates); (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance); and (3) for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. We do not anticipate making any profit from this charge. The charge is deducted pro rata from your variable investment and fixed interest accounts.

         o Optional Supplemental Benefit Charges -- Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

DAILY MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the Policy. Our current charge is 0.75%. We will notify you before we increase this charge. We may realize a profit from this charge, and if we do, it will be added to our surplus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amount we charge for administration.

TRANSFER CHARGE

         We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. We will notify you before imposing the charge.

SURRENDER CHARGE

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid in the Policy and (ii) the maximum surrender charge premium (which is an amount calculated separately for each policy and is never more than 12 no-lapse premiums);

         (b) = an administrative charge based on the initial amount of insurance and the insured's age at the policy date (ranging from $1.00 up to age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's age on the effective date of the increase (ranging from $1.00 up to age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance); and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

SURRENDER DURING POLICY YEAR                                   SURRENDER FACTOR
--------------------------------------------------------------------------------
      1st through 7th                                                 1.00
--------------------------------------------------------------------------------
            8th                                                       0.80
--------------------------------------------------------------------------------
            9th                                                       0.60
--------------------------------------------------------------------------------
            10th                                                      0.40
--------------------------------------------------------------------------------
            11th                                                      0.20
--------------------------------------------------------------------------------
       12th and later                                                  0
--------------------------------------------------------------------------------

         The surrender charge under both of the above scenarios declines by 20% each policy year after the seventh, to $0 by the 12th policy year so that, after the 11th policy year, there is no surrender charge.

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component for surrenders within the first 11 policy years covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining policy records, as well as the administrative costs of processing surrender requests. If the Policy is surrendered after the first 11 policy years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for expenses we incur which are associated with increasing the specified amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.


REDUCTION OF CHARGES


         This policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

         We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

         Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they wil not be unfairly discriminatory against any person.

WHAT ARE THE FEES AND EXPENSES PAID BY THE INVESTMENT FUNDS?

         The following tables show the fees and expenses paid by the investment funds.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)




                                                 ADMINISTRATIVE                                      TOTAL
                                                  AND CORPORATE      ACCOUNTING        OTHER          FUND
                             MANAGEMENT FEES      SERVICE FEES          FEES         EXPENSES       EXPENSES
----------------------------------------------------------------------------------------------------------------
Money Market ...............      0.26%              0.15%              0.08%          0.09%         0.58%
----------------------------------------------------------------------------------------------------------------
Limited Maturity Bond. .....      0.30%              0.15%              0.09%          0.17%         0.71%
----------------------------------------------------------------------------------------------------------------
Quality Bond ...............      0.37%              0.15%              0.08%          0.08%         0.68%
----------------------------------------------------------------------------------------------------------------
High Yield Bond (before
contractual fee waivers) ...      0.52%              0.15%              0.08%          0.16%         0.91%
High Yield Bond (after
contractual fee waivers) ...      0.50%              0.13%              0.08%          0.16%         0.87%
----------------------------------------------------------------------------------------------------------------
Flexibly Managed ...........      0.57%              0.15%              0.05%          0.06%         0.83%
----------------------------------------------------------------------------------------------------------------
Growth Equity ..............      0.57%              0.15%              0.06%          0.06%         0.84%
----------------------------------------------------------------------------------------------------------------
Large Cap Value ............      0.57%              0.15%              0.06%          0.06%         0.84%
----------------------------------------------------------------------------------------------------------------
Index 500(1) ...............      0.07%              0.15%              0.06%          0.09%         0.37%
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth (before
contractual fee waivers) ...      0.70%              0.15%              0.08%          0.14%         1.07%
Mid Cap Growth (after
contractual fee waivers) ...      0.70%              0.08%              0.08%          0.14%         1.00%
----------------------------------------------------------------------------------------------------------------
Mid Cap Value ..............      0.55%              0.15%              0.08%          0.12%         0.90%
----------------------------------------------------------------------------------------------------------------
Emerging Growth ............      0.72%              0.15%              0.06%          0.08%         1.01%
----------------------------------------------------------------------------------------------------------------
Small Cap Value (before
contractual fee waivers) ...      0.79%              0.15%              0.08%          0.07%         1.09%
Small Cap Value (after
contractual fee waivers) ...      0.75%              0.15%              0.08%          0.07%         1.05%
----------------------------------------------------------------------------------------------------------------
International Equity .......      0.82%              0.15%              0.07%          0.12%         1.16%

-----------
THE EXPENSES ARE FOR THE LAST FISCAL YEAR.
(1) THE TOTAL EXPENSES FOR THE INDEX 500 FUND AFTER VOLUNTARY FEE WAIVER OF 0.12% BY THE FUND'S ADMINISTRATOR ARE 0.25%. THIS WAIVER IS VOLUNTARY AND, WHILE IT IS EXPECTED TO CONTINUE FOR THE FORSEEABLE FUTURE, IT CAN BE DISCONTINUED AT ANY TIME.
--------------------------------------------------------------------------------

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)



                                      MANAGEMENT,
                                     ADVISORY AND
                                    ADMINISTRATION       OTHER        TOTAL FUND
                                         FEES           EXPENSES       EXPENSES
                                    --------------      --------      ----------
Balanced.........................        0.85%           0.14%           0.99%


-----------
(A) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS (EACH A "PORTFOLIO"). EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT EXPENSES PAID BY THE BALANCED PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES. SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                  MANAGEMENT        OTHER       TOTAL FUND
                                     FEE          EXPENSES       EXPENSES
                                  ----------      --------      ----------
Equity-Income....................   0.48%           0.08%          0.56%
Growth...........................   0.57%           0.08%          0.65%
-----------
(A) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. THE NET TOTAL OPERATING EXPENSES FOR THE EQUITY-INCOME AND GROWTH PORTFOLIOS WERE 0.55% AND 0.64%, RESPECTIVELY.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                  MANAGEMENT        OTHER       TOTAL FUND
                                     FEE          EXPENSES       EXPENSES
                                  ----------      --------      ----------
Asset Manager ...................    0.53%          0.08%          0.61%

----------------------
(A) THE EXPENSES PRESENTED ARE FOR THE LAST FISCAL YEAR.

--------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                  MANAGEMENT        OTHER       TOTAL FUND
                                     FEE          EXPENSES       EXPENSES
                                  ----------      --------      ----------
Emerging Markets Equity
(International)(1)...............   1.25%            0.71%         1.96%
-----------
(1) THE TOTAL EXPENSES FOR THE EMERGING MARKETS EQUITY (INTERNATIONAL) FUND AFTER A VOLUNTARY FEE WAIVER OF 0.21% BY THE FUND'S ADVISER ARE 1.75%. THE ADVISER MAY TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME AT ITS SOLE DISCRETION.
--------------------------------------------------------------------------------

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o  we may defer transfers under certain conditions;

         o  transfers may not be made during the free-look period;

         o transfers may be made from the fixed interest option only during the 30-day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

DOLLAR COST AVERAGING


         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.


ASSET REBALANCING

         This program automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

WHAT IS A POLICY LOAN?

         You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 5% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is deducted from the variable investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the options. The special loan account will earn interest at 4% (or more in our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM MY POLICY?

FULL SURRENDER

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

PARTIAL SURRENDER

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o  No more than four partial surrenders may be made in a policy year;

         o  each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.


         If you elected the Option 1 insurance coverage (see HOW MUCH LIFE INSURANCE DOES MY POLICY PROVIDE? below), a partial surrender will reduce your specific amount of insurance.


         If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market Fund investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW MUCH LIFE INSURANCE DOES MY POLICY PROVIDE?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance under the Policy is $50,000.

DEATH BENEFITS OPTIONS

         When the insured person dies, we will pay the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

         o Option 1 -- The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         o Option 2 -- The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or
            (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentage" is 250% when the insured has attained age 40 or less and decreases each year to 100% when the insured attains age 95. A table showing the "applicable percentages" for attained ages 0 to 95 is included as Appendix B.


         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.


         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER MY POLICY?

CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $50,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year; and

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

         You may increase the specified amount of insurance, subject to the following conditions:

         o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

         o you must return your Policy so we can amend it to reflect the increase;

         o  any increase in the specified amount must be at least $10,000; and

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

         o  no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

         o no decrease may be made within one year of an increase in the specified amount; and

         o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

EXCHANGE OF POLICIES

         For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider.

TAX CONSEQUENCES

         See FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         ACCIDENTAL DEATH BENEFIT. Provides a death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

         ADDITIONAL INSURED TERM INSURANCE. Provides a death benefit payable on the death of an additional insured. More than one rider can be added to your Policy. There is no cash value for this benefit.

         CHILDREN'S TERM INSURANCE. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.

         DISABILITY WAIVER OF MONTHLY DEDUCTION. Provides for the waiver of the monthly deductions upon total disability of the insured.

         DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT. Provides for the waiver of the monthly deductions and payment of stipulated premiums upon total disability of the insured. If Option 1 is in effect at the time this benefit becomes effective, it will be changed to Option 2.

         GUARANTEED CONTINUATION OF POLICY. Guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value.

         GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT. Allows the owner to increase the specified amount without evidence of insurability.

         SUPPLEMENTAL TERM INSURANCE. Provides a death benefit payable on the death of the primary insured. There is no cash value for this benefit.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

DO I HAVE THE RIGHT TO CANCEL MY POLICY?

         You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free-look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your premium as of the date of cancellation. The date of cancellation will be the date we receive the Policy.

         During the "free-look" period, money held under your Policy will be allocated to the Penn Series Money Market Fund investment option.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER MY POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investments in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o  policy loans in excess of $25,000, and full and partial surrenders,

         o  change of death benefit option,

         o  changes in specified amount of insurance,

         o  change of beneficiary,

         o  election of payment option for policy proceeds, and

         o  tax withholding elections,




         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS


         You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorizing form, you may authorize a third person, other than the agent of record to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether. We may require certain identifying information to process a telephone transfer.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for the Separate Account and for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by preauthorized check), or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

                       [THIS PAGE IS INTENTIONALLY BLANK]

ADDITIONAL INFORMATION


         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.


         CONTENTS OF THIS SECTION                                           PAGE
         ------------------------                                           ----
         The Penn Mutual Life Insurance Company...............................24
         Penn Mutual Variable Life Account I..................................24
         The Funds............................................................25
         More Information About Policy Values.................................28
         Federal Income Tax Considerations....................................29
         Sale of the Policies.................................................32
         Penn Mutual Trustees and Officers....................................33
         State Regulation.....................................................34
         Additional Information...............................................35
         Experts..............................................................35
         Litigation...........................................................35
         Independent Auditors.................................................35
         Legal Matters........................................................35
         Financial Statements.................................................35
         Appendix A - .......................................................A-1
                Sample Minimum Initial Premiums
         Appendix B -........................................................B-1
                Sample Applicable Percentages Under the Cash Value Accumulation Life Insurance Qualification Test

THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policies.

         If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE FUNDS

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in subclassification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

THE FUNDS

         Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         PENN SERIES -- MONEY MARKET FUND -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         PENN SERIES -- LIMITED MATURITY BOND FUND -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         PENN SERIES -- QUALITY BOND FUND -- highest income over the long term consistent with the preservation of principal.

         PENN SERIES -- HIGH YIELD BOND FUND -- high current income.

         PENN SERIES -- FLEXIBLY MANAGED FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- GROWTH EQUITY FUND -- long-term growth of capital and increase of future income.


         PENN SERIES -- LARGE CAP VALUE FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- INDEX 500 FUND -- total return (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks. "S&P 500 Index" and "500" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


         PENN SERIES -- MID CAP GROWTH FUND -- maximize capital appreciation.

         PENN SERIES -- MID CAP VALUE FUND -- growth of capital.

         PENN SERIES -- EMERGING GROWTH FUND -- capital appreciation.


         PENN SERIES -- SMALL CAP VALUE FUND -- capital appreciation.


         PENN SERIES -- INTERNATIONAL EQUITY FUND -- capital appreciation.

         NEUBERGER BERMAN -- BALANCED PORTFOLIO -- long-term capital growth and reasonable current income without undue risk to principal.

         FIDELITY INVESTMENTS' VIP FUND -- EQUITY-INCOME PORTFOLIO -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         FIDELITY INVESTMENTS' VIP FUND -- GROWTH PORTFOLIO -- capital appreciation.

         FIDELITY INVESTMENTS' VIP FUND II -- ASSET MANAGER PORTFOLIO -- high total return with reduced risk over the long-term.

         MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- long term capital appreciation..

THE MANAGERS


         INDEPENDENCE CAPITAL MANAGEMENT, INC., a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.


         T. ROWE PRICE ASSOCIATES, INC., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.


         PUTNAM INVESTMENT MANAGEMENT, LLC of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.


         WELLS CAPITAL MANAGEMENT INCORPORATED of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         TURNER INVESTMENT PARTNERS, INC. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.


         NEUBERGER BERMAN MANAGEMENT INC., of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.


         RS INVESTMENT MANAGEMENT, INC. (FORMERLY ROBERTSON STEPHENS INVESTMENT MANAGEMENT, INC.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         ROYCE & ASSOCIATES, INC., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         VONTOBEL USA INC., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         FIDELITY MANAGEMENT & RESEARCH CORPORATION ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         MORGAN STANLEY ASSET MANAGEMENT ("MSAM"), of New York, New York, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policy owners and variable life Policy owners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policy owners and those given by variable life Policy owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policy owners. This could include discontinuance of investment in a Fund.

MORE INFORMATION ABOUT POLICY VALUES

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the Policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction.

         On each valuation date (each day the New York Stock Exchange and our office are open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

VARIABLE ACCOUNT VALUES

          When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

ACCUMULATION UNIT VALUES

          An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

NET INVESTMENT FACTOR

          The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

FIXED ACCOUNT VALUE

          On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

NET POLICY VALUE

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

CASH SURRENDER VALUE

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

NET CASH SURRENDER VALUE

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available to you for full or partial surrenders.

FEDERAL INCOME TAX CONSIDERATIONS

         The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF THE POLICY

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to comply with
Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify the Policy as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.


         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provde guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.


         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policies' flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe them in the limited confines of this summary. Therefore, you may wish to consult with a competent adviser to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

          Policies classified as modified endowment contracts will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Distributions from a Policy that is not a modified endowment contract are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional tax.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

OTHER TAX CONSIDERATIONS

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation-skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

SALE OF THE POLICIES


         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 50% of first-year premiums, 4% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

         For 2000, 1999 and 1998, Penn Mutual received premium payments on the Policy in the approximate amount of $9,250,307, $10,380,378 and $2,711,652, respectively, and compensated HTK in the approximate amounts of $23,026, $40,894, $14,136 and $14,741, respectively, for its services as principal underwriter.

PENN MUTUAL TRUSTEES AND OFFICERS

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

BOARD OF TRUSTEES

                               POSITION WITH
NAME AND ADDRESS               PENN MUTUAL          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------

Robert E. Chappell             Chairman             Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life           of the Board         December 1996), President and Chief Executive Officer (April
Insurance Company              and Chief Executive  1995-December 1996), The Penn Mutual Life Insurance
Philadelphia, PA 19172         Officer              Company.
----------------------------------------------------------------------------------------------------------------
Daniel J. Toran                President, Chief     President and Chief Operating Officer (since January 1997),
The Penn Mutual Life           Operating Officer    Executive Vice President, (May 1996-January 1997), The
Insurance Company              and Trustee          Penn Mutual Life Insurance Company; Executive Vice
Philadelphia, PA 19172                              President, The New England Mutual Life Insurance
                                                    Company (prior thereto).
----------------------------------------------------------------------------------------------------------------
Julia Chang Bloch              Trustee              Visiting Professor, Institute of International Relations in
1743 22nd Street, NW                                Beijing, China, and distinguished adviser, American Studies
Washington, DC 20008                                Center (April 1998 to present); President, US-Japan
                                                    Foundation (July 1996 to March 1998); Group Executive Vice
                                                    President, Bank America NT &SA (June 1993 to June 1996).
----------------------------------------------------------------------------------------------------------------
James A. Hagen                 Trustee              Retired (since May 1996), Chairman of the Board, Conrail,
2040 Montrose Lane                                  Inc. (prior thereto).
Wilmington, NC 28405
----------------------------------------------------------------------------------------------------------------
Philip E. Lippincott           Trustee              Retired (since April 1994), Chairman and Chief Executive
4301 Bayberry Drive                                 Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
----------------------------------------------------------------------------------------------------------------
John F. McCaughan              Trustee              Retired Chairman (since1996) Chairman of the Board (prior
921 Pebble Hill Road                                thereto), Betz Laboratories, Inc.
Doylestown, PA  18901
----------------------------------------------------------------------------------------------------------------
Alan B. Miller                 Trustee              Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------------
Edmond F. Notebaert            Trustee              Consultant (since 2000), President and Chief Executive
200 Wyllpen Drive                                   Officer (1987-2000),The Children's Hospital of Philadelphia.
West Chester, PA 19380
----------------------------------------------------------------------------------------------------------------
Robert H. Rock                 Trustee              President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th Floor
Philadelphia, PA 19103
----------------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.           Trustee              Co-Chairman of the Board, (since 2000), President and Chief
1801 Market Street                                  Executive Officer (prior thereto), Janney Montgomery Scott
Philadelphia, PA 19103                              LLC (a securities broker/dealer and subsidiary of The Penn
                                                    Mutual Life Insurance Company).
----------------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr., Esq.  Trustee              Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
----------------------------------------------------------------------------------------------------------------


         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).


SENIOR OFFICERS

 NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------

John M. Albanese              Executive Vice President, Systems and Service (since June 2000); Senior Vice
The Penn Mutual Life          President, Customer Service and Information Systems (June 1997-June 2000),
Insurance Company             Vice President, Information Systems Application (prior thereto), The Penn
Philadelphia, PA 19172        Mutual Life Insurance Company.
----------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President, Human Resources (since June 1997);  Corporate Vice
The Penn Mutual Life          President and General Manager, Human Resources and Quality, MG Industries,
Insurance Company             America (prior thereto).
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial Officer (since December 1995),
The Penn Mutual Life          Senior Vice President and Chief Financial Officer prior thereto. The Penn
Insurance Company             Mutual Life Insurance Company .
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January 2000),
The Penn Mutual Life          Regional Vice President, Independence Financial Network (1997-2000),
Insurance Company             The Penn Mutual Life Company; Vice President of Agencies (since 1994),
Philadelphia, PA 19172        Aetna Life and Casualty.
----------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive Vice President, The Penn Mutual Life Insurance Company (May 1997
The Penn Mutual Life          to present).  Formerly  Senior Vice President, Lafayette Life Insurance
Insurance Company             Company (September 1994 to May 1997).
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Nina M. Mulrooney             Senior Vice President (since July 1999), General Auditor (November 1991-July
The Penn Mutual Life          1999), Vice President, Market Conduct (since December 1997), Assistant Vice
Insurance Company             President, Corporate Accounting and Control (prior thereto), The Penn Mutual
Philadelphia, PA 19172        Life Insurance Company.
----------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer
The Penn Mutual Life          (since May 1996), Senior Vice President (May 1996 to December 1996), Vice
Insurance Company             President, Investments (January 1996 to April 1996).
Philadelphia, PA, 19172
----------------------------------------------------------------------------------------------------------


STATE REGULATION

         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS


         Actuarial matters included in this prospectus have been examined by Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.


LITIGATION

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

INDEPENDENT AUDITORS

         Ernst & Young LLP serve as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

FINANCIAL STATEMENTS


         The financial statements of the Separate Account and of Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                           MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+    BOND FUND+    BOND FUND+        FUND+
                                                        ------------    ------------    -----------   -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares .....................................                    28,936,089      1,144,976     1,245,138      1,338,521
Cost .................................................  $515,807,369     $28,936,089    $11,908,218   $11,422,140    $36,116,948

ASSETS:
Investments at market value ..........................  $491,020,014     $28,936,089    $11,827,599   $ 9,276,278    $27,024,739
Dividends receivable .................................       151,148         151,148              -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company ..        51,336          69,542          3,278         2,475          5,085

                                                        ------------     -----------    -----------   -----------    -----------
NET ASSETS ...........................................  $491,119,826     $29,017,695    $11,824,321   $ 9,273,803    $27,019,654
                                                        ============     ===========    ===========   ===========    ===========


[RESTUBBED]
                                                        -------------------------------------------------------------------------
                                                         LARGE CAP        FLEXIBLY                     SMALL CAP       EMERGING
                                                           VALUE          MANAGED     INTERNATIONAL      VALUE          GROWTH
                                                          FUND* +          FUND+      EQUITY FUND+      FUND** +         FUND+
                                                        -----------     -----------   ------------    -----------     -----------
INVESTMENT IN COMMON STOCK
Number of Shares .....................................    2,365,261       3,348,657      2,272,158      1,122,075       1,416,673
Cost .................................................  $46,432,261     $62,877,727    $40,727,522    $14,887,835     $41,703,864

ASSETS:
Investments at market value ..........................  $42,740,258     $66,169,474    $37,808,711    $14,519,648     $35,260,980
Dividends receivable .................................            -               -              -              -               -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company ..      (89,924)         19,548         10,796          3,585           6,571

                                                        -----------     -----------    -----------    -----------     -----------
NET ASSETS ...........................................  $42,830,182     $66,149,926    $37,797,915    $14,516,063     $35,254,409
                                                        ===========     ===========    ===========    ===========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                           MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+    BOND FUND+    BOND FUND+        FUND+
                                                        ------------    ------------    -----------   -----------    -----------
INVESTMENT INCOME:
Dividends ............................................   $11,692,208      $1,461,357       $990,968   $1,880,302     $         -
EXPENSE:
Mortality and expense risk charges ...................     3,612,538         183,554         79,018       76,586         238,797
                                                        ------------     -----------    -----------   -----------    -----------

Net investment income (loss) .........................     8,079,670       1,277,803        911,950    1,803,716        (238,797)
                                                        ------------     -----------    -----------   -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ..........................................     7,149,947               -        (15,029)      (6,401)        (11,197)
Capital gains distributions ..........................    63,782,824               -        196,971            -      10,322,466
                                                        ------------     -----------    -----------   -----------    -----------

Net realized gains (losses) from investment
     transactions ....................................    70,932,771               -        181,942       (6,401)     10,311,269
Net change in unrealized appreciation (depreciation)
     of investments ..................................  (108,806,508)              -        (73,772)  (2,222,318)    (19,405,180)
                                                        ------------     -----------    -----------   -----------    -----------

Net realized and unrealized gains (losses) on
     investments .....................................   (37,873,737)              -        108,170   (2,228,719)     (9,093,911)
                                                        ------------     -----------    -----------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................  $(29,794,067)    $ 1,277,803    $ 1,020,120   $ (425,003)    $(9,332,708)
                                                        ============     ===========    ===========   ===========    ===========

[RESTUBBED]

-----------------------------------------------------------------------------------------------------------------------------------


                                                          LARGE CAP        FLEXIBLY                     SMALL CAP       EMERGING
                                                            VALUE          MANAGED     INTERNATIONAL      VALUE          GROWTH
                                                           FUND* +          FUND+      EQUITY FUND+      FUND** +         FUND+
                                                         -----------     -----------   ------------    -----------     -----------
INVESTMENT INCOME:
Dividends ............................................      $913,220      $4,074,995       $178,293       $110,356     $         -
EXPENSE:
Mortality and expense risk charges ...................       346,577         522,881        166,218        103,949         285,717
                                                         -----------     -----------    -----------    -----------     -----------

Net investment income (loss) .........................       566,643       3,552,114         12,075          6,407        (285,717)
                                                         -----------     -----------    -----------    -----------     -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ..........................................      (296,676)         22,896        329,487        (15,137)       (373,390)
Capital gains distributions ..........................    11,325,033       7,247,195      8,762,272      1,321,878      10,436,930
                                                         -----------     -----------    -----------    -----------     -----------

Net realized gains (losses) from investment
     transactions ....................................    11,028,357       7,270,091      9,091,759      1,306,741      10,063,540
Net change in unrealized appreciation (depreciation)
     of investments ..................................    (7,432,472)        578,138    (16,503,978)        47,419     (24,354,484)
                                                         -----------     -----------    -----------    -----------     -----------

Net realized and unrealized gains (losses) on
     investments .....................................     3,595,885       7,848,229     (7,412,219)     1,354,160     (14,290,944)
                                                         -----------     -----------    -----------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................   $ 4,162,528     $11,400,343    $(7,400,144)   $ 1,360,567    $(14,576,661)
                                                         ===========     ===========    ===========    ===========    ============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000 (CON'T)

-----------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                        MID CAP       MID CAP
                                                            MATURITY BOND    INDEX 500       GROWTH         VALUE        BALANCED
                                                               FUND+ +        FUND+ +        FUND+ +       FUND+ +      PORTFOLIO++
                                                             ----------     -----------    -----------   -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares ..........................................     182,415       6,385,669      1,581,159     1,256,475        667,464
Cost ......................................................  $1,836,182     $63,546,083    $16,189,813   $12,774,105    $11,816,188

ASSETS:
Investments at market value ...............................  $1,847,874     $57,981,873    $13,829,308   $14,981,259    $11,533,770
 Dividends receivable .....................................           -               -              -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company .......         504          (2,345)       (10,552)       (1,532)         1,824

                                                             ----------     -----------    -----------   -----------    -----------
NET ASSETS ................................................  $1,847,370     $57,984,218    $13,839,860   $14,982,791    $11,531,946
                                                             ==========     ===========    ===========   ===========    ===========

[RESTUBBED]

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                               EMERGING
                                                             EQUITY INCOME     GROWTH      ASSET MANAGER     MARKETS EQUITY
                                                             PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                             -------------  ------------   ------------   ---------------------
INVESTMENT IN COMMON STOCK
Number of Shares ..........................................     1,190,531      1,685,059       484,582            788,943
Cost ......................................................   $26,954,505    $71,593,265    $8,076,787         $8,007,837

ASSETS:
Investments at market value ...............................   $30,382,379    $73,552,854    $7,753,313         $5,593,608
 Dividends receivable .....................................             -              -             -                  -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company .......        15,298         14,469         1,888                826

                                                              -----------    -----------    ----------         ----------
NET ASSETS ................................................   $30,367,081    $73,538,385    $7,751,425         $5,592,782
                                                              ===========    ===========    ==========         ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000 (CON'T)

----------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                       MID CAP       MID CAP
                                                            MATURITY BOND   INDEX 500       GROWTH         VALUE       BALANCED
                                                               FUND+ +       FUND+ +        FUND+ +       FUND+ +     PORTFOLIO++
                                                             ----------   ------------   ------------   -----------   -----------
INVESTMENT INCOME:
Dividends .................................................  $ 175,819      $ 917,454     $        -      $ 129,377     $153,837
EXPENSE:
Mortality and expense risk charges ........................     12,322        387,903         93,061        102,500       87,092
                                                             ---------     ----------     ----------    -----------   -----------

Net investment income (loss) ..............................    163,497        529,551        (93,061)        26,877       66,745
                                                             ---------     ----------     ----------    -----------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ...............................................   (173,183)     6,431,688      3,406,715     (2,051,222)       5,119
Capital gains distributions ...............................     29,805        269,824        302,021      2,590,447    1,218,220
                                                             ---------     ----------     ----------    -----------   -----------

Net realized gains (losses) from investment
     transactions .........................................   (143,378)     6,701,512      3,708,736        539,225    1,223,339
Net change in unrealized appreciation (depreciation)
     of investments .......................................     89,794    (12,836,687)    (5,417,829)     1,976,653   (2,289,480)
                                                             ---------     ----------     ----------    -----------   -----------

Net realized and unrealized gains (losses) on
     investments ..........................................    (53,584)    (6,135,175)    (1,709,093)     2,515,878   (1,066,141)
                                                             ---------     ----------     ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................  $ 109,913    $(5,605,624)   $(1,802,154)   $ 2,542,755   $ (999,396)
                                                             =========    ===========    ===========    ===========   ===========

[RESTUBBED]

-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                               EMERGING
                                                             EQUITY INCOME     GROWTH      ASSET MANAGER     MARKETS EQUITY
                                                             PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                             -------------  ------------   ------------   ---------------------
INVESTMENT INCOME:
Dividends .................................................      $441,933         $66,516     $197,781         $          -
EXPENSE:
Mortality and expense risk charges ........................       229,477         589,870       59,480               47,536
                                                              -----------    ------------   ----------         ------------

Net investment income (loss) ..............................       212,456        (523,354)     138,301              (47,536)
                                                              -----------    ------------   ----------         ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ...............................................       (44,590)        (22,434)      (8,099)             (28,600)
Capital gains distributions ...............................     1,664,958       6,618,353      465,959            1,010,492
                                                              -----------    ------------   ----------         ------------

Net realized gains (losses) from investment
     transactions .........................................     1,620,368       6,595,919      457,860              981,892
Net change in unrealized appreciation (depreciation)
     of investments .......................................       182,081     (16,090,109)    (964,424)          (4,089,860)
                                                              -----------    ------------   ----------         ------------

Net realized and unrealized gains (losses) on
     investments ..........................................     1,802,449      (9,494,190)    (506,564)          (3,107,968)
                                                              -----------    ------------   ----------         ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................   $ 2,014,905    $(10,017,544)  $ (368,263)        $ (3,155,504)
                                                              ===========    ============   ==========         ============


+ Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.

+     Investment in Penn Series Funds, Inc.

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS - December 31, 2000

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

         GENERAL - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VULII, Cornerstone VULIII, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2000 and the reported amounts from operations and variable life activities during 2000 and 1999. Actual results could differ from those estimates.

         INVESTMENTS - Assets of Account I are invested in sub-accounts through shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust
(AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager; and The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the life contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

Sub-Account                         Previous Investment of old Fund                     New Investment of new Fund
-----------                         -------------------------------                     --------------------------
Limited Maturity Bond Fund                  $1,552,472                                           $1,552,472
Index 500 Fund                              53,125,341                                           53,125,341
Mid Cap Growth Fund                         10,115,721                                           10,115,721
Mid Cap Value Fund                          12,598,000                                           12,598,000

The disposition resulted in realized gains (losses) of $ (170,499), $ 6,413,483, $ 3,426,845 and $ (2,156,152) in the Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended December 31, 2000:

                                                 Purchases           Sales
                                                 ---------           -----
Money Market Fund ............................ $79,123,442       $76,501,529
Quality Bond Fund ............................   5,674,989         2,185,945
High Yield Bond Fund .........................   3,941,052         1,798,671
Growth Equity Fund ...........................  21,419,793         4,456,091
Large Cap Value  Fund ........................  20,236,228         9,067,871
Flexibly Managed Fund ........................  20,956,740        14,473,243
Small Cap Value Fund .........................   6,365,046         2,267,622
International Equity Fund ....................  65,839,499        45,638,526
Emerging Growth Fund .........................  37,303,782         7,218,137
Limited Maturity Bond Fund ...................   2,479,819         2,299,799
Index 500 Fund................................  80,122,142        52,582,148
Mid Cap Growth Fund...........................  18,385,547         8,154,117
Mid Cap Value Fund............................  18,721,504        18,476,135
Balanced Portfolio ...........................   7,110,540         1,224,986
Equity-Income Portfolio ......................   9,122,523         5,548,173
Growth Portfolio .............................  37,052,034         4,715,285
Asset Manager Portfolio ......................   3,756,257         1,207,693
Emerging Markets Equity (Int'l) Portfolio.....   5,747,618           879,159

NOTE 3. CONTRACT CHARGES

Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL III; Variable Estate Max is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable Estate Max; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III and Variable Estate Max policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed. If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estate Max policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

NOTE 4.  UNIT VALUES

     As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE LIFE CONTRACTS:             ACCUMULATION   ACCUMULATION                                        ACCUMULATION   ACCUMULATION
                                         UNITS       UNIT VALUE                                             UNITS       UNIT VALUE
                                         -----       ----------                                             -----       ----------
MONEY MARKET FUND                                                LIMITED MATURITY BOND FUND
Cornerstone VUL                         211,484          $13.51  Cornerstone VUL                            10,103          $13.63
Cornerstone VUL II                      539,237          $12.65  Cornerstone VUL II/Variable               108,827          $12.86
                                                                 Estate  Max
Cornerstone VUL III                   1,163,294          $10.75  Cornerstone VUL III                        28,750          $10.77
Variable Estate Max                     329,864          $12.66
Momentum Builder                        143,218          $18.56  INDEX 500 FUND
                                                                 Cornerstone VUL                           291,235          $16.75
                                                                 Cornerstone VUL II/Variable             2,365,050          $16.66
QUALITY BOND FUND                                                Estate  Max
Cornerstone VUL                         145,614          $15.74  Cornerstone VUL III                     1,462,595           $9.38
Cornerstone VUL II/Variable Estate      548,077          $14.75
Max
Cornerstone VUL III                     105,218          $11.13  MID CAP GROWTH FUND
Momentum Builder                         10,167          $26.99  Cornerstone VUL                           218,539          $19.31
                                                                 Cornerstone VUL II/Variable               478,954          $16.17
                                                                 Estate  Max
HIGH YIELD BOND FUND                                             Cornerstone VUL III                       216,134           $8.70
Cornerstone VUL                         168,607          $15.57
Cornerstone VUL II/Variable Estate      381,881          $14.17  MID CAP VALUE FUND
Max
Cornerstone VUL III                      66,627           $9.56  Cornerstone VUL                            87,088          $16.57
Momentum Builder                         22,329          $26.94  Cornerstone VUL II/Variable               729,053          $16.48
                                                                 Estate  Max
                                                                 Cornerstone VUL III                       135,503          $11.25
GROWTH EQUITY FUND
Cornerstone VUL                         306,998          $27.37  BALANCED PORTFOLIO
Cornerstone VUL II/Variable Estate      597,100          $23.65  Cornerstone VUL                           137,731          $22.26
Max
Cornerstone VUL III                     421,672           $8.63  Cornerstone VUL II/Variable               310,765          $19.82
                                                                 Estate  Max
Momentum Builder                         22,720          $37.50  Cornerstone VUL III                       192,958          $11.96

VARIABLE LIFE CONTRACTS:             ACCUMULATION   ACCUMULATION                                        ACCUMULATION   ACCUMULATION
                                         UNITS       UNIT VALUE                                             UNITS       UNIT VALUE
                                         -----       ----------                                             -----       ----------
LARGE CAP VALUE FUND                                             EQUITY-INCOME PORTFOLIO
Cornerstone VUL                         404,167          $26.94  Cornerstone VUL                           185,635          $21.70
Cornerstone VUL II/Variable Estate    1,296,627          $22.05  Cornerstone VUL II/Variable             1,080,914          $21.52
Max                                                              Estate  Max
Cornerstone VUL III                     303,841          $10.27  Cornerstone VUL III                       309,504           $9.94
Momentum Builder                          5,101          $44.44
                                                                 GROWTH PORTFOLIO
FLEXIBLY MANAGED FUND                                            Cornerstone VUL                           418,838          $28.87
Cornerstone VUL                         942,673          $24.81  Cornerstone VUL II/Variable             1,784,387          $28.63
                                                                 Estate  Max
Cornerstone VUL II/Variable Estate    1,982,289          $20.15  Cornerstone VUL III                     1,024,635          $10.12
Max
Cornerstone VUL III                     228,019          $12.00
Momentum Builder                          1,660          $42.29  ASSET MANAGER PORTFOLIO
                                                                 Cornerstone VUL                            61,608          $18.30
                                                                 Cornerstone VUL II/Variable               300,503          $18.14
INTERNATIONAL EQUITY FUND                                        Estate  Max
Cornerstone VUL                         479,609          $22.71  Cornerstone VUL III                       119,415           $9.81
Cornerstone VUL II/Variable Estate    1,141,769          $19.68
Max
Cornerstone VUL III                     411,015          $10.79  EMERGING MARKETS EQUITY (INT'L)
                                                                 PORTFOLIO
SMALL CAP VALUE FUND                                             Cornerstone VUL                            89,392           $7.95
Cornerstone VUL                          90,309          $16.21  Cornerstone VUL II/Variable               434,573           $7.90
                                                                 Estate  Max
Cornerstone VUL II/Variable Estate      689,089          $16.08  Cornerstone VUL III                       173,804           $8.33
Max
Cornerstone VUL III                     189,666          $10.41

EMERGING GROWTH FUND
Cornerstone VUL                         137,532          $37.44
Cornerstone VUL II/Variable Estate      597,748          $37.23
Max
Cornerstone VUL III                     649,542          $12.09

                         REPORT OF INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statement of assets and liabilities of the Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, Small Cap Value Fund, International Equity Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Penn Mutual Variable Life Account I at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                         /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 30, 2001

------------------------------------------------------------------------------------------------------------------------
                          THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED
                                                     BALANCE SHEETS
------------------------------------------------------------------------------------------------------------------------

AS OF DECEMBER 31,                                                                   2000                   1999
------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS
Debt securities, at fair value                                                  $   4,760,084           $   4,733,261
Equity securities, at fair value                                                        4,132                   3,949
Mortgage loans on real estate                                                          17,528                  27,115
Real estate, net of accumulated depreciation                                           18,641                  15,461
Policy loans                                                                          652,564                 642,420
Short-term investments                                                                  5,146                   6,934
Other invested assets                                                                 192,209                 137,766
                                                                                --------------           ------------
         Total investments                                                          5,650,304               5,566,906

Cash and cash equivalents                                                              21,384                  37,481
Investment income due and accrued                                                      93,761                  89,254
Deferred acquisition costs                                                            535,237                 549,573
Amounts recoverable from reinsurers                                                   244,003                 220,847
Broker/dealer receivables                                                           1,321,752               1,143,702
Other assets                                                                          133,303                 109,818
Separate account assets                                                             2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL ASSETS                                                            $  10,708,016           $  10,582,947
                                                                                =============           =============

LIABILITIES

Reserves for future policy benefits                                             $   2,715,110           $   2,735,609
Other policyholder funds                                                            2,584,826               2,710,589
Policyholders' dividends payable                                                       28,422                  28,770
Broker/dealer payables                                                                913,483                 646,479
Accrued income tax payable                                                             78,790                  31,919
Other liabilities                                                                     458,137                 573,909
Separate account liabilities                                                        2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL LIABILITIES                                                           9,487,040               9,592,641
                                                                                -------------           -------------

EQUITY

Retained earnings                                                                   1,162,394               1,023,704
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                                         58,582                 (33,398)
                                                                                -------------           -------------

        TOTAL EQUITY                                                                1,220,976                 990,306
                                                                                -------------           -------------

            TOTAL LIABILITIES AND EQUITY                                        $  10,708,016           $  10,582,947
                                                                                =============           =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------
                            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                        CONSOLIDATED INCOME STATEMENTS
---------------------------------------------------------------------------------------------------------------------


FOR THE YEARS ENDED DECEMBER 31,                                          2000             1999           1998
----------------------------------------------------------------------------------------------------------------------

REVENUES
Premium and annuity considerations                                    $    129,158     $    130,516   $    154,615
Policy fee income                                                          146,200          131,709        114,681
Net investment income                                                      449,021          431,222        433,530
Net realized capital gains/(losses)                                         (8,256)             803          3,912
Broker/dealer fees and commissions                                         478,321          395,483        331,285
Other income                                                                26,825           24,895         15,543
                                                                      ------------     ------------   ------------

TOTAL REVENUE                                                            1,221,269        1,114,628      1,053,566
                                                                      ------------     ------------   ------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                           409,207          429,791        445,148
Policyholder dividends                                                      56,846           56,603         61,369
Decrease in reserves for future policy benefits                            (42,184)         (54,080)       (23,337)
General expenses                                                           270,328          238,603        205,698
Broker/dealer sales expense                                                258,340          216,712        180,255
Amortization of deferred acquisition costs                                  72,495           52,668         42,223

TOTAL BENEFITS AND EXPENSES                                              1,025,032          940,297        911,356
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES                      196,237          174,331        142,210
                                                                      ------------     ------------   ------------

Income taxes:
   Current                                                                  49,503           45,928         48,839
   Deferred                                                                  8,238           20,396          8,180
                                                                      ------------     ------------   ------------

TOTAL INCOME TAX EXPENSE                                                    57,741           66,324         57,019
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS                                          138,496          108,007         85,191
                                                                      ------------     ------------   ------------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $104, $(2,137) and $670)                          194           (3,968)         1,243

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                                   -          (24,480)             -
                                                                      ------------     ------------   ------------

          NET INCOME                                                  $    138,690     $     79,559   $     86,434
                                                                      ============     ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                      CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
-------------------------------------------------------------------------------------------------------------------------

                                                              OTHER
                                                         COMPREHENSIVE                 RETAINED               TOTAL
                                                         INCOME/(LOSS)                 EARNINGS               EQUITY
-------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 1998                              $       152,009             $       857,711        $    1,009,720

Net income for 1998                                                   -                      86,434                86,434
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
    net of reclassification adjustment                           45,130                           -                45,130
                                                                                                           --------------
Comprehensive Income                                                                                              131,564
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1998                                    197,139                     944,145             1,141,284

Net income for 1999                                                   -                      79,559                79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustment                         (230,537)                          -              (230,537)
                                                                                                           --------------
Comprehensive Loss                                                                                               (150,978)
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1999                                    (33,398)                  1,023,704               990,306

Net income for 2000                                                   -                     138,690               138,690
Other comprehensive income, net of tax
   Unrealized appreciation of securities,

   net of reclassification adjustment                            91,980                           -                91,980
                                                                                                           --------------
Comprehensive Income                                                                                              230,670
                                                         --------------             ---------------        --------------
BALANCE AT DECEMBER 31, 2000                             $       58,582             $     1,162,394        $    1,220,976
                                                         ==============             ===============        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED STATEMENTS OF CASH FLOWS
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $ 138,690       $ 79,559        $ 86,434
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                          (92,100)       (78,644)        (72,356)
  Amortization of deferred acquisition costs                                           72,495         52,668          42,223
  Policy fees on universal life and investment contracts                              (82,557)       (80,456)       (120,315)
  Interest credited on universal life and investment contracts                        130,473        132,213         146,081
  Depreciation and amortization                                                         4,440          6,294           4,750
  Net realized capital (gains)/losses                                                   8,256           (803)         (3,912)
  Net realized loss on sale of discontinued operations                                      -         37,661               -
  (Increase)/decrease in investment income due and accrued                             (4,507)        14,954          (1,136)
  (Increase) in amounts recoverable from reinsurers                                   (23,156)       (18,419)         (6,372)
  (Decrease) in reserves for future policy benefits                                   (20,499)       (25,710)         (8,696)
  Increase/(decrease) in accrued income tax payable                                    (2,684)        13,222          25,622
  Other, net                                                                          (15,259)        (4,142)          2,512
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                                        113,592        128,397          94,835
                                                                                  -----------       --------        --------

                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                                2,310,160      1,624,576       1,837,209
  Equity securities                                                                    39,963         12,003          35,496
  Real estate                                                                             366            853           9,937
  Other                                                                                   376          3,884          18,074

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                                  335,882        415,888         496,283
  Mortgage loans                                                                        7,949         17,596           2,357
  Other                                                                                 6,768          3,963               -

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                               (2,541,312)    (1,752,394)     (2,315,067)
  Equity securities                                                                   (36,824)       (12,097)        (26,390)
  Real estate                                                                             (97)        (1,366)           (293)
  Other                                                                               (41,109)       (39,139)        (17,917)


Change in policy loans, net                                                           (10,144)        (4,044)          4,613
(Increase)/decrease in short-term investments, net                                      1,788         (5,910)         42,446
Purchases of furniture and equipment, net                                              (9,629)       (10,900)         (9,446)
Sale of discontinued operations                                                             -       (160,332)              -
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                                         64,137         92,581          77,302
                                                                                  -----------       --------        --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                    CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                              $   643,805    $   605,568     $   589,070
Withdrawals from universal life and investment contracts                             (747,843)      (641,296)       (605,821)
Transfers to separate accounts                                                        (67,992)      (146,981)       (147,708)
Issuance/(repayment) of debt                                                         (110,750)       167,228          90,772
(Increase)/decrease in net broker dealer receivables                                   88,954       (192,484)       (111,046)
                                                                                  -----------    -----------      ----------

     NET CASH USED BY FINANCING ACTIVITIES                                           (193,826)      (207,965)       (184,733)
                                                                                  -----------    -----------      ----------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                             (16,097)        13,013         (12,596)

CASH AND CASH EQUIVALENTS
     BEGINNING OF THE YEAR                                                             37,481         24,468          37,064
                                                                                  -----------    -----------      ----------
     END OF THE YEAR                                                              $    21,384    $    37,481      $   24,468
                                                                                  ===========    ===========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings, which may increase the volatility of reported net income. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which addresses certain issues arising from the implementation of SFAS 133. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 on January 1, 2001, its effective date, will not be material, as most provisions are applied prospectively.

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include private equity limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $55,884 and $50,971 at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $8,835, $8,441 and $8,586 for the years ended December 31, 2000, 1999 and 1998 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,999 and $17,228 at December 31, 2000 and 1999, respectively. Goodwill amortization was $1,229, $1,008 and $806 for 2000, 1999 and 1998 respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2000, participating insurance expressed as a percentage of insurance in force is 92%, and as a percentage of premium income is 88%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2000.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $16,366 and $8,703 as of December 31, 2000 and 1999, respectively.

                                                                          DECEMBER 31, 2000
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $    311,509      $   5,716       $   5,804       $   311,421
States and political subdivisions                             -              -               -                 -
Foreign governments                                      19,902          1,854               -            21,756
Corporate securities                                  2,460,179         91,383          89,895         2,461,667
Mortgage and other asset-backed securities            1,912,491         64,967          12,439         1,965,019
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,704,081        163,920         108,138         4,759,863

Redeemable preferred stocks                                 240             -               19               221
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,704,321      $ 163,920       $ 108,157       $ 4,760,084
                                                   ============      =========       =========       ===========


                                                                          DECEMBER 31, 1999
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $     10,527      $     119       $     178       $    10,468
States and political subdivisions                        11,600              -              58            11,542
Foreign governments                                      19,854            758               -            20,612
Corporate securities                                  2,678,302         69,875         116,357         2,631,820
Mortgage and other asset-backed securities            2,106,506          9,975          58,011         2,058,470
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,826,789         80,727         174,604         4,732,912

Redeemable preferred stocks                                 360              -              11               349
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,827,149      $  80,727       $ 174,615       $ 4,733,261
                                                   ============      =========       =========       ===========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2000 by contractual maturity.

                                                      AMORTIZED
Years to maturity:                                       COST        FAIR VALUE
                                                    ------------    ------------

One or less                                         $    90,496    $    81,026
After one through five                                  515,410        525,797
After five through ten                                  784,832        805,453
After ten                                             1,400,852      1,382,568
Mortgage and other asset-backed securities            1,912,491      1,965,019
                                                    -----------    -----------
     Total bonds                                      4,704,081      4,759,863
Redeemable preferred stocks                                 240            221
                                                    -----------    -----------
     TOTAL                                          $ 4,704,321    $ 4,760,084
                                                    ===========    ===========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.3 years.

At December 31, 2000, the Company held $1,965,019 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,433,583 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $531,436. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,446,532 are rated AAA and include $17,780 of interest-only tranches. As of December 31, 2000 and 1999, the Company's investments included $331,856 and $370,541, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 27% and 37% of equity at December 31, 2000 and 1999, respectively.

At December 31, 2000, the largest industry concentration of the Company's portfolio was investments in the utility industry of $651,025 representing 14% of the total debt portfolio.

Proceeds during 2000, 1999 and 1998 from sales of available-for-sale securities were $2,323,718, $1,623,191, and $1,931,269, respectively. Gross gains and gross losses realized on those sales were $27,008 and $41,195, respectively, during 2000, $18,843 and $17,702, respectively, during 1999, and $37,324 and $35,257, respectively, during 1998.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2000 and 1999, debt securities with amortized cost totaling $177,104 and $218,351, respectively, were less than investment grade. At December 31, 2000 and 1999, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2000 and 1999.

EQUITY SECURITIES
During 2000, 1999 and 1998, the proceeds from sales of equity securities amounted to $39,963, $12,003 and $35,496, respectively. The gross gains and gross losses realized on those sales were $3,872 and $833, $89 and $352 and $3,095 and $239 for 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

MORTGAGE LOANS
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                             2000                    1999
                                           --------               ---------
PROPERTY TYPE
   Office building                        $   1,234               $   1,366
   Retail                                     4,782                   8,414
   Dwellings                                  9,312                  16,062
   Other                                      2,200                   2,773
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========


                                             2000                    1999
                                           --------               ---------
GEOGRAPHIC CONCENTRATION
   Northeast                              $   1,940               $   5,506
   Midwest                                    5,282                   5,515
   South                                      4,781                  11,612
   West                                       5,525                   5,982
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                             2000                    1999
                                          ---------               ---------

Balance at January 1                      $   1,500               $   3,800
   Reduction in provision                    (1,500)                 (2,300)
   Charge-offs                                    -                       -
                                          ---------               ---------
Balance at December 31                    $       -               $   1,500
                                          =========               =========

As of December 31, 2000 and 1999, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 2000 and 1999, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 2000 and 1999, the mortgage loan portfolio included $1,940 and $2,275, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $266 and $305 in 2000 and 1999, respectively. Gross interest income from these loans included in net investment income totaled $186 and $211 in 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2000 and 1999, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 2000. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

OTHER
Investments on deposit with regulatory authorities as required by law were $6,424 and $6,444 at December 31, 2000 and 1999, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                    2000                1999               1998
                                                 ----------          ----------         ---------
Debt securities                                  $  366,177          $  385,963         $ 395,628
Equity securities                                       248                 311               206
Mortgage loans                                        2,129               2,706             4,268
Real estate                                           2,209               2,209             2,903
Policy loans                                         42,562              39,371            39,760
Short-term investments                                2,158                 830             2,032
Other invested assets                                41,554              17,446            11,330
                                                 ----------           ---------         ---------
Gross investment income                             457,037             448,836           456,127

      Less: Investment expense                        7,280              11,104            11,430

      Less: Discontinued operations                     736               6,510            11,167
                                                 ----------           ---------         ---------
Investment income, net                           $  449,021          $  431,222         $ 433,530
                                                 ==========          ==========         =========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $2,166, $1,066 and $235 in 2000, 1999 and 1998, respectively.

                                                        2000            1999          1998
                                                      ---------       ---------     --------
Debt securities                                       $ (14,187)      $  (4,506)    $    110
Equity securities                                         3,039            (263)       2,856
Mortgage loans                                            1,500           2,300          210
Real estate                                               4,366             173        4,148
Other                                                    (4,721)          2,430       (2,109)
Amortization of deferred acquisition costs                1,747             669       (1,303)
                                                      ---------       ---------     --------
Net realized gains/(losses)                           $  (8,256)      $     803     $  3,912
                                                      =========       =========     ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                          2000               1999               1998
                                                       ----------         ----------         ----------
Unrealized gains/(losses):
     Debt securities                                   $  149,651         $ (477,036)        $   86,594
     Equity securities                                        283                (43)            (2,092)
     Other                                                 25,090              5,555             (2,091)
                                                       ----------         ----------         ----------
                                                          175,024           (471,524)            82,411
                                                       ----------         ----------         ----------
Less:
     Deferred policy acquisition costs                    (33,489)           117,050            (12,841)
     Deferred income taxes                                (49,555)           123,937            (24,440)
                                                       ----------         ----------         ----------
Net change in unrealized gains/(losses)                $   91,980         $ (230,537)        $   45,130
                                                       ==========         ==========         ==========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                             2000                1999               1998
                                                      -----------         ----------         ----------
Unrealized holding gains/(losses) arising
     during period                                    $   101,844         $ (255,859)        $   53,576
Reclassification adjustment for gains included
     in net income                                          9,864            (25,322)             8,446
                                                      -----------         ----------         ----------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                    $    91,980         $ (230,537)        $   45,130
                                                      ===========         ==========         ==========

Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense/(benefits) of $(5,311), $13,635, and $(7,679), respectively, and $(7,581), $11,760, and
$(5,815), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


4.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2000 and 1999.

                                                                    2000                               1999
                                                      ---------------------------------  ---------------------------------
                                                         CARRYING           FAIR            CARRYING            FAIR
                                                          VALUE             VALUE            VALUE              VALUE
                                                      -------------     ---------------  -------------     ---------------
   FINANCIAL ASSETS:
      Debt securities, available for sale              $  4,760,084    $  4,760,084       $  4,733,261     $  4,733,261
      Equity securities
           Common stock                                         133             133                276              276
           Non-redeemable preferred stocks                    3,999           3,999              3,673            3,673
      Mortgage loans                                         17,528          18,865             27,115           28,615
      Policy loans                                          652,564         629,847            642,420          612,501
      Cash and cash equivalents                              21,384          21,384             37,481           37,481
      Short-term investments                                  5,146           5,146              6,934            6,934
      Separate account assets                             2,708,272       2,708,272          2,865,366        2,865,366


   FINANCIAL LIABILITIES:
      Investment-type contracts
           Individual annuities                        $    877,047    $    897,433       $    997,686     $  1,011,298
           Group annuities                                   73,939          73,082            108,251          106,566
           Other policyholder funds                         336,306         336,306            339,937          339,937
                                                      -------------    ------------       ------------     ------------
     Total policyholder funds                             1,287,292       1,306,821          1,445,874        1,457,801
     Policyholder's dividends payable                        28,422          28,422             28,770           28,770
     Separate account liabilities                         2,708,272       2,708,272          2,865,366        2,865,366

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 2000, the Company had no interest rate swaps. As of December 31, 1999, the Company had interest rate swaps with aggregate notional amounts equal to $20,000, with average unexpired terms of 7 months. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $315,579 and $34,457 as of December 31, 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                             2000           1999
                                           ---------      --------
DEFERRED TAX ASSETS:
 Future policy benefits                    $ 88,190       $ 90,877
 Policyholders' dividends payable             9,888         10,010
 Allowances for investment losses             6,397          6,153
 Employee benefit liabilities                32,183         30,479
 Unrealized investment losses                     -         17,934
 Other                                       17,508         17,256
                                           --------       --------
  Total deferred tax asset                  154,166        172,709
                                           --------       --------

DEFERRED TAX LIABILITIES:
 Deferred acquisition costs                 149,994        145,360
 Unrealized investment gains                 31,974              -
 Other                                       21,027         18,484
                                           --------       --------
  Total deferred tax liability              202,995        163,844
                                           --------       --------
Net deferred tax liability/(asset)           48,829         (8,865)
Tax currently payable                        29,961         40,784
                                           --------       --------
ACCRUED INCOME TAX PAYABLE                 $ 78,790       $ 31,919
                                           ========       ========

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                        2000             1999              1998
                                                      ---------       ----------        ---------
Tax expense at 35%                                   $   68,787       $   45,697        $  50,443
Increase in income taxes resulting
from:
   Differential earnings amount                               -            3,010            2,681
   Dividends received deduction                         (13,042)          (1,712)          (2,206)
   Other                                                  2,100            4,011            6,771
                                                     ----------       ----------        ---------
FEDERAL INCOME TAX EXPENSE                           $   57,845       $   51,006        $  57,689
                                                     ==========       ==========        =========

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              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                                         2000             1999               1998
                                                       --------        ---------           ---------
Continuing operations                                 $  57,741        $  66,324          $   57,019
Discontinued operations:
   Operations                                               104           (2,137)                670
   Sale                                                       -          (13,181)                  -
                                                      ---------        ---------          ----------
TOTAL FEDERAL INCOME TAX EXPENSE                      $  57,845        $  51,006          $   57,689
                                                      =========        =========          ==========

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit Obligation                             $  (82,239)   $  (90,293)      $  (17,854)    $ (27,808)
Fair value of plan assets                          58,647        63,616                -             -
                                               ----------    ----------       ----------     ---------
Funded Status                                  $  (23,592)   $  (26,677)      $  (17,854)    $ (27,808)
                                              ===========    ==========       ==========     =========

Accrued benefit cost recognized in the
   consolidated balance sheet                  $  (28,945)   $  (25,861)      $  (41,838)    $ (44,205)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------

Discount rate                                    7.75%          6.75%            7.75%         6.75%
Expected return on plan assets                   8.00%          8.00%               -             -
Rate of compensation increase                    5.50%          5.50%            5.50%         5.00%

At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. Assumed health care cost trend rates

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit cost (savings) recognized in            $  4,865      $  5,072         $  (823)      $   1,140
   consolidated income statement

Employer contribution                              1,781         1,741           1,543           1,493
Plan participants' contibution                         -             -               -               -
Benefits paid                                      3,727         3,593           1,543           1,493

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2000, 1999 and 1998, the expense recognized for these plans was $14,223, $11,192 and $9,526, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2000 and 1999 was $310,051 and $300,170, respectively.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                             ASSUMED             CEDED TO
                                          GROSS             FROM OTHER             OTHER                  NET
                                         AMOUNT             COMPANIES            COMPANIES              AMOUNT
                                     ----------------     ---------------     ----------------      ----------------
   DECEMBER 31, 2000:
     Life Insurance in Force          $ 37,108,237           $ 326,027         $ 10,108,995          $ 27,325,269
     Premiums                              153,853                   -               23,726               130,127
     Benefits                              442,273               7,272               39,636               409,909
     Reserves                            5,299,760                 176              243,802             5,056,134

   DECEMBER 31, 1999:
     Life Insurance in Force          $ 33,554,483           $ 353,382         $  8,185,527          $ 25,722,338
     Premiums                              149,187               6,399               16,803               138,783
     Benefits                              455,518              15,629               32,705               438,442
     Reserves                            5,446,024                 175              220,656             5,225,543

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

During 1998, the Company had gross premiums of $166,708, assumed premiums of $10,586 and ceded premiums of $5,940 and gross benefits of $457,239, assumed benefits of $15,710 and ceded benefits of $17,913. Reinsurance receivables with a carrying value of $223,386 and $205,559 were associated with a single reinsurer at December 31, 2000 and 1999, respectively.

For the years ended December 31, 2000 and 1999, the above numbers include premiums from discontinued operations of $969 and $8,267, respectively, and benefits from discontinued operations of $702 and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2000 and 1999, the Company had a reinsurance recoverable from the Reinsurers of $155,428 and $141,707, respectively, which was secured by investment grade securities with a market value of $159,915 and $155,046 held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2000 and 1999 include $8,180 and $7,458, respectively related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2000, 1999 and 1998 were $1,809, $16,855 and $28,854, respectively.

8. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are at an early stage; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2000, the Company had outstanding commitments totaling $81,520 relating to these investment activities. The fair value of these commitments approximates the face amount.

9. STATUTORY  INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

The combined insurance companies' statutory capital and surplus at December 31, 2000 and 1999 was $680,308 and $558,700, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2000, 1999 and 1998, was $122,792, $76,680 and $83,676, respectively.

The National Association of Insurance Commissioners has released a revised comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual - version effective January 1, 2001, (referred to as Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The domiciliary states of the Company and its insurance subsidiary have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiary use to prepare statutory-based financial statements. The Company does not expect the adoption of the provisions of the revised manual to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young, LLP

Philadelphia, Pennsylvania
January 29, 2001

APPENDIX A

--------------------------------------------------------------------------------
MINIMUM INITIAL PREMIUMS

         The following table shows for Insureds of varying ages the minimum initial premium for a Policy with the basic death benefit indicated. The table assumes the insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.


     ISSUE AGE          SEX OF        BASIC DEATH        MINIMUM INITIAL
     OF INSURED         INSURED         BENEFIT              PREMIUM
-----------------------------------------------------------------------------
         25                M            $ 50,000              $289.00
-----------------------------------------------------------------------------
         30                F            $ 75,000              $459.00
-----------------------------------------------------------------------------
         35                M            $ 75,000              $651.40
-----------------------------------------------------------------------------
         40                F            $100,000              $931.00
-----------------------------------------------------------------------------
         45                M            $100,000            $1,368.16
-----------------------------------------------------------------------------
         50                F            $100,000            $1,456.12
-----------------------------------------------------------------------------
         55                M            $100,000            $2,257.96
-----------------------------------------------------------------------------
         60                F            $ 75,000            $1,787.56
-----------------------------------------------------------------------------
         65                M            $ 75,000            $2,950.27
-----------------------------------------------------------------------------
         70                F            $ 50,000            $2,117.68
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B

--------------------------------------------------------------------------------
APPLICABLE PERCENTAGES



     ATTAINED AGE      PERCENTAGE     ATTAINED AGE      PERCENTAGE
--------------------------------------------------------------------------
         0-40              250             61              128
--------------------------------------------------------------------------
          41               243             62              126
--------------------------------------------------------------------------
          42               236             63              124
--------------------------------------------------------------------------
          43               229             64              122
--------------------------------------------------------------------------
          44               222             65              120
--------------------------------------------------------------------------
          45               215             66              119
--------------------------------------------------------------------------
          46               209             67              118
--------------------------------------------------------------------------
          47               203             68              117
--------------------------------------------------------------------------
          48               197             69              116
--------------------------------------------------------------------------
          49               191             70              115
--------------------------------------------------------------------------
          50               185             71              113
--------------------------------------------------------------------------
          51               178             72              111
--------------------------------------------------------------------------
          52               171             73              109
--------------------------------------------------------------------------
          53               164             74              107
--------------------------------------------------------------------------
          54               157           75-90             105
--------------------------------------------------------------------------
          55               150             91              104
--------------------------------------------------------------------------
          56               146             92              103
--------------------------------------------------------------------------
          57               142             93              102
--------------------------------------------------------------------------
          58               138             94              101
--------------------------------------------------------------------------
          59               134             95              100
--------------------------------------------------------------------------
          60               130
--------------------------------------------------------------------------

                       [THIS PAGE IS INTENTIONALLY BLANK]

                                   PROSPECTUS
                                       FOR
                               CORNERSTONE VUL II
          a flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650
              -----------------------------------------------------

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this Prospectus.

--------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                          MANAGER
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management, LLC
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA  Inc.
--------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST                       MANAGER
         Balanced Portfolio                                      Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND           MANAGER
         Equity-Income Portfolio                                 Fidelity Management & Research Company
         Growth Portfolio                                        Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II        MANAGER
         Asset Manager Portfolio                                 Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         MANAGER
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
--------------------------------------------------------------------------------------------------------------------

     PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS
          TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

                                   May 1, 2001

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information." It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

         o The next section is the "Additional Information" section. It gives additional information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 22.

         o The financial statements for Penn Mutual and for the Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 36.

         o Appendices A and B are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help you understand how the Policy works.


                                   **********

         THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

QUESTION                                                                    PAGE
--------                                                                    ----

What Is the Policy?............................................................4

Who Owns the Policy?...........................................................4

What Payments Must Be Made Under the Policy?...................................5

How Will the Value of the Policy Change over Time?.............................7

What Are the Fees and Charges Under the Policy?................................7

What Are the Fees and Expenses Paid by the Investment Funds?..................11

Are There Other Charges That Penn Mutual Could Deduct in the Future?..........13

How Can I Change My Policy's Investment Allocations?..........................13

What Is a Policy Loan?........................................................14

How Can I Withdraw Money from My Policy?......................................15

What Is the Timing of Transactions Under the Policy?..........................15

How Much Life Insurance Does My Policy Provide?...............................16

Can I Change Insurance Coverage Under My Policy?..............................17

What Are the Supplemental Benefit Riders That I Can Buy?......................18

Do I Have the Right to Cancel My Policy?......................................19

Can I Choose Different Payout Options Under My Policy? .......................19

How Is the Policy Treated for Federal Income Tax Purposes?....................19

How Do I Communicate with Penn Mutual?........................................20

How Does Penn Mutual Communicate With Me?.....................................21

WHAT IS THE POLICY?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

         o        Determine when and how much you pay to us under the Policy

         o Determine when and how much of your policy value to allocate the investment options

         o        Borrow from your Policy

         o        Change the beneficiary who will receive the death benefit

         o        Change the amount of insurance protection

         o Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of the proposed insured. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of a Policy is the policy anniversary nearest the insured's 95th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST BE MADE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. Federal tax law limits the amount of premium payments you can make relative to the amount of insurance coverage provided. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on the amount you take out of your policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES? below.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also choose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay policy charges. See THREE-YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

         If you pay premiums by check, it must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o        by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE-YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

         (a) the total premiums you have paid, less any partial surrenders you made,

                  equals or exceeds

         (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three-year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The three-year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? later in this section.

LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three- year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61-day "grace period" to make that payment. If you do not pay at least the required amount by the end of the grace period, your policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE on page 17. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW WILL THE VALUE OF THE POLICY CHANGE OVER TIME?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except for the first premium payment which will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o        the net premiums you have paid,

         o plus or minus the investment results in the part of your policy value allocated to the variable investment options,

         o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

         o        minus policy charges we deduct, and

         o        minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? later in this section.

         For more information on policy values and the variable and fixed investment options, see MORE INFORMATION ABOUT POLICY VALUES in the ADDITIONAL INFORMATION section of this prospectus.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

         o Premium Charge -- 6.5% (currently reduced to 4.75% for all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy years two and later) is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

         o Insurance Charge -- A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We currently place people we insure in the following rate classes: a smoker, standard nonsmoker or preferred nonsmoker rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between smoker and nonsmoker. They are assigned to a smoker class at age 20 unless they have provided satisfactory evidence that they qualify for a nonsmoker class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase. The charge is deducted pro rata from your variable investment and fixed interest accounts.

         o Administrative Charge-- A maximum monthly charge to help cover our administrative costs. This charge has three parts: (1) a flat dollar charge of up to $9.00 (Currently, the flat dollar charge is $9 in the first policy year and $5 thereafter - we will notify you in advance if we change our current rates);
                  (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance); and (3) for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

         o Optional Supplemental benefit charges -- Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

DAILY MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the Policy. Currently, the charge is an annual rate of 0.90% of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60%. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

TRANSFER CHARGE

         We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. No transfer charge will be made if the specified amount exceeds $4,999,999. We will notify you before imposing the charge.

SURRENDER CHARGE

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a)= 25% of the lesser of (i) the sum of all premiums paid in the Policy and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy and is never more than 12 no-lapse premiums);

         (b)= an administrative charge based on the initial amount of insurance and the insured's age at the policy date (ranging from $1.00 up to age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c)= the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a)= an administrative charge based on the increase in the initial amount of insurance and the insured's age on the effective date of the increase (ranging from $1.00 up to age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance, and

         (b)= the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

              SURRENDER DURING POLICY YEAR                  SURRENDER FACTOR
--------------------------------------------------------------------------------
                    1st through 7th                                 1.00
--------------------------------------------------------------------------------
                          8th                                       0.80
--------------------------------------------------------------------------------
                          9th                                       0.60
--------------------------------------------------------------------------------
                          10th                                      0.40
--------------------------------------------------------------------------------
                          11th                                      0.20
--------------------------------------------------------------------------------
                     12th and later                                    0
--------------------------------------------------------------------------------


         The surrender charge under both of the above scenarios declines by 20% each policy year after the seventh, to $0 by the 12th policy year so that, after the 11th policy year, there is no surrender charge.

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component for surrenders within the first 11 policy years covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests. If the Policy is surrendered after the first 11 policy years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for expenses we incur which are associated with increasing the specific amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

         This policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

         We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

         Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they wil not be unfairly discriminatory against any person.

WHAT ARE THE FEES AND EXPENSES PAID BY THE INVESTMENT FUNDS?

         The following tables show the fees and expenses paid by the investment funds.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                 ADMINISTRATIVE                                       TOTAL
                                                  AND CORPORATE      ACCOUNTING        OTHER          FUND
                             MANAGEMENT FEES      SERVICE FEES          FEES          EXPENSES      EXPENSES
                             ---------------      ------------          ----          --------      --------
Money Market                      0.26%              0.15%              0.08%          0.09%          0.58%
----------------------------------------------------------------------------------------------------------------
Limited Maturity Bond             0.30%              0.15%              0.09%          0.17%          0.71%
----------------------------------------------------------------------------------------------------------------
Quality Bond                      0.37%              0.15%              0.08%          0.08%          0.68%
----------------------------------------------------------------------------------------------------------------
High Yield Bond (before           0.52%              0.15%              0.08%          0.16%          0.91%
contractual fee waivers)
High Yield Bond (after            0.50%              0.13%              0.08%          0.16%          0.87%
contractual fee waivers)
----------------------------------------------------------------------------------------------------------------
Flexibly Managed                  0.57%              0.15%              0.05%          0.06%          0.83%
----------------------------------------------------------------------------------------------------------------
Growth Equity                     0.57%              0.15%              0.06%          0.06%          0.84%
----------------------------------------------------------------------------------------------------------------
Large Cap Value                   0.57%              0.15%              0.06%          0.06%          0.84%
----------------------------------------------------------------------------------------------------------------
Index 500(1)                      0.07%              0.15%              0.06%          0.09%          0.37%
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth (before            0.70%              0.15%              0.08%          0.14%          1.07%
contractual fee waivers)
Mid Cap Growth (after             0.70%              0.08%              0.08%          0.14%          1.00%
contractual fee waivers)
----------------------------------------------------------------------------------------------------------------
Mid Cap Value                     0.55%              0.15%              0.08%          0.12%          0.90%
----------------------------------------------------------------------------------------------------------------
Emerging Growth                   0.72%              0.15%              0.06%          0.08%          1.01%
----------------------------------------------------------------------------------------------------------------
Small Cap Value (before           0.79%              0.15%              0.08%          0.07%          1.09%
contractual fee waivers)
Small Cap Value (after            0.75%              0.15%              0.08%          0.07%          1.05%
contractual fee waivers)
----------------------------------------------------------------------------------------------------------------
International Equity              0.82%              0.15%              0.07%          0.12%          1.16%

----------------------
THE EXPENSES ARE FOR THE LAST FISCAL YEAR.
(1) THE TOTAL EXPENSES FOR THE INDEX 500 FUND AFTER VOLUNTARY FEE WAIVER OF 0.12% BY THE FUND'S ADMINISTRATOR ARE 0.25%. THIS WAIVER IS VOLUNTARY AND, WHILE IT IS EXPECTED TO CONTINUE FOR THE FORSEEABLE FUTURE, IT CAN BE DISCONTINUED AT ANY TIME.
--------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                      MANAGEMENT,
                                     ADVISORY AND
                                    ADMINISTRATION       OTHER        TOTAL FUND
                                         FEES           EXPENSES       EXPENSES
                                    --------------      --------      ----------
Balanced...........................      0.85%           0.14%           0.99%

----------------------
(A) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS (EACH A "PORTFOLIO"). EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT EXPENSES PAID BY THE BALANCED PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES. SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.

--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                         MANAGEMENT       OTHER       TOTAL FUND
                                             FEE         EXPENSES      EXPENSES
                                         ----------      --------     ----------
Equity-Income...........................    0.48%         0.08%         0.56%
Growth..................................    0.57%         0.08%         0.65%
----------------------
(A) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. THE NET TOTAL OPERATING EXPENSES FOR THE EQUITY-INCOME AND GROWTH PORTFOLIOS WERE 0.55% AND 0.64%, RESPECTIVELY.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                            OTHER     TOTAL FUND
                                       MANAGEMENT FEE     EXPENSES     EXPENSES
                                       --------------     --------     --------
Asset Manager........................       0.53%           0.08%        0.61%

----------------------
(A) THE EXPENSES PRESENTED ARE FOR THE LAST FISCAL YEAR.

--------------------------------------------------------------------------------

MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                              MANAGEMENT     OTHER    TOTAL FUND
                                                 FEE      EXPENSES      EXPENSES
                                              ----------  --------    ----------
Emerging Markets Equity (International)(1)...    1.25%      0.71%        1.96%

----------------------
(1) THE TOTAL EXPENSES FOR THE EMERGING MARKETS EQUITY (INTERNATIONAL) FUND AFTER A VOLUNTARY FEE WAIVER OF 0.21% BY THE FUND'S ADVISER ARE 1.75%. THE ADVISER MAY TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME AT ITS SOLE DISCRETION.
--------------------------------------------------------------------------------

         The funds must pay investment management fees and other operating expenses. The fees and expenses are different for each fund. They reduce the investment return of each fund. Current fees and expenses of the funds are as set forth in the Additional Information section of this prospectus.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o        we may defer transfers under certain conditions;

         o        transfers may not be made during the free-look period;

         o transfers may be made from the fixed interest option only during the 30-day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

DOLLAR COST AVERAGING

         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

ASSET REBALANCING

         This program automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.


WHAT IS A POLICY LOAN?

         You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 5% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the variable investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the options. The special loan account will earn interest at 4% (or more in our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         The amount of any loan outstanding under your Policy on the death of the surviving insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM MY POLICY?

FULL SURRENDER

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

PARTIAL SURRENDER

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o no more than four partial surrenders may be made in a policy year;

         o        each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250; and

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

         If you elected the Option 1 insurance coverage (see HOW MUCH LIFE INSURANCE DOES MY POLICY PROVIDE? below), a partial surrender will reduce your specific amount of insurance.

         If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market Fund investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW MUCH LIFE INSURANCE DOES MY POLICY PROVIDE?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance under the Policy is $50,000.

DEATH BENEFITS OPTIONS

         When the insured person dies, we will pay the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

         o Option 1 -- The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         o Option 2 -- The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentage" is 250% when the insured has attained age 40 or less and decreases each year to 100% when the insured attains age 95. A table showing the "applicable percentages" for attained ages 0 to 95 is included as Appendix B.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER MY POLICY?

CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $50,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year; and

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

         You may increase the specified amount of insurance, subject to the following conditions:

         o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

         o you must return your Policy so we can amend it to reflect the increase;

         o        any increase in the specified amount must be at least
                  $10,000; and

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three-year no- lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

         o        no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

         o no decrease may be made within one year of an increase in the specified amount;

         o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

EXCHANGE OF POLICIES

         For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider.

TAX CONSEQUENCES

         See FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         ACCIDENTAL DEATH BENEFIT. Provides a death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

         ADDITIONAL INSURED TERM INSURANCE. Provides a death benefit payable on the death of an additional insured. More than one rider can be added to your Policy. There is no cash value for this benefit.

         CHILDREN'S TERM INSURANCE. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.

         DISABILITY WAIVER OF MONTHLY DEDUCTION. Provides for the waiver of the monthly deductions upon total disability of the insured.

         DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT. Provides for the waiver of the monthly deductions and payment of stipulated premiums upon total disability of the insured. If Option 1 is in effect at the time this benefit becomes effective, it will be changed to Option 2.

         GUARANTEED CONTINUATION OF POLICY. Guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value.

         GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT. Allows the owner to increase the specified amount without evidence of insurability.

         SUPPLEMENTAL TERM INSURANCE. Provides a death benefit payable on the death of the primary insured. There is no cash value for this benefit.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

DO I HAVE THE RIGHT TO CANCEL MY POLICY?

         You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free-look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your premium as of the date of cancellation. The date of cancellation will be the date we receive the Policy.

         During the "free look" period, money held under your Policy will be allocated to the Penn Series Money Market Fund investment option.


CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER MY POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.


HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investments in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o policy loans in excess of $25,000, and full and partial surrenders,

         o        change of death benefit option,

         o        changes in specified amount of insurance,

         o        change of beneficiary,

         o        election of payment option for policy proceeds,and

         o        tax withholding elections


         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS

         You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorizing form, you may authorize a third person, other than the agent of record to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether. We may require certain identifying information to process a telephone transfer.


HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for the Separate Account and for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre authorized check), or if you borrow money under your Policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

ADDITIONAL INFORMATION

         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

Contents of This Section                                                    PAGE
------------------------

The Penn Mutual Life Insurance Company........................................23

Penn Mutual Variable Life Account I...........................................23

The Funds.....................................................................24

More Information About Policy Values..........................................26

Federal Income Tax Considerations.............................................28

Sale of the Policies..........................................................31

Penn Mutual Trustees and Officers.............................................31

State Regulation..............................................................33

Additional Information........................................................33

Experts.......................................................................33

Litigation....................................................................33

Independent Auditors..........................................................34

Legal Matters.................................................................34

Financial Statements..........................................................34

Appendix A -.................................................................A-1
         Sample Minimum Initial Premiums

Appendix B -.................................................................B-1
         Sample Applicable Percentages Under the Cash Value Accumulation Life Insurance Qualification Test

THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the Policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE FUNDS

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in subclassification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

THE FUNDS

         Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         PENN SERIES -- MONEY MARKET FUND -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         PENN SERIES -- LIMITED MATURITY BOND FUND -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         PENN SERIES -- QUALITY BOND FUND -- highest income over the long term consistent with the preservation of principal.

         PENN SERIES -- HIGH YIELD BOND FUND -- high current income.

         PENN SERIES -- FLEXIBLY MANAGED FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- GROWTH EQUITY FUND -- long-term growth of capital and increase of future income.


         PENN SERIES -- LARGE CAP VALUE FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- INDEX 500 FUND -- total return (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks. "S&P 500 Index" and "500" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         PENN SERIES -- MID CAP GROWTH FUND -- maximize capital appreciation.

         PENN SERIES -- MID CAP VALUE FUND -- growth of capital.

         PENN SERIES -- EMERGING GROWTH FUND -- capital appreciation.

         PENN SERIES -- SMALL CAP VALUE FUND -- capital appreciation.

         PENN SERIES-- INTERNATIONAL EQUITY FUND -- capital appreciation.

         NEUBERGER BERMAN -- BALANCED PORTFOLIO -- long-term capital growth and reasonable current income without undue risk to principal.

         FIDELITY INVESTMENTS' VIP FUND -- EQUITY-INCOME PORTFOLIO -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         FIDELITY INVESTMENTS' VIP FUND -- GROWTH PORTFOLIO -- capital appreciation.

         FIDELITY INVESTMENTS' VIP FUND II -- ASSET MANAGER PORTFOLIO -- high total return with reduced risk over the long-term.

         MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- long term capital appreciation.

THE MANAGERS

         INDEPENDENCE CAPITAL MANAGEMENT, INC., a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

         T. ROWE PRICE ASSOCIATES, INC., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         PUTNAM INVESTMENT MANAGEMENT, LLC of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

         WELLS CAPITAL MANAGEMENT INCORPORATED of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         TURNER INVESTMENT PARTNERS, INC. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

         NEUBERGER BERMAN MANAGEMENT INC., of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.

         RS INVESTMENT MANAGEMENT, INC. (FORMERLY ROBERTSON STEPHENS INVESTMENT MANAGEMENT, INC.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         ROYCE & ASSOCIATES, INC., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         VONTOBEL USA INC., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         FIDELITY MANAGEMENT & RESEARCH CORPORATION ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         MORGAN STANLEY ASSET MANAGEMENT ("MSAM"), of New York, New York, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policy owners and variable life Policy owners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policy owners and those given by variable life Policy owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policy owners. This could include discontinuance of investment in a Fund.

MORE INFORMATION ABOUT POLICY VALUES

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction.

         On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

VARIABLE ACCOUNT VALUES

          When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

ACCUMULATION UNIT VALUES

         An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

FIXED ACCOUNT VALUE

         On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

NET POLICY VALUE

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

CASH SURRENDER VALUE

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

NET CASH SURRENDER VALUE

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available to you for full or partial surrenders.

FEDERAL INCOME TAX CONSIDERATIONS

         The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF THE POLICY

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this Prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to comply with
Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify the Policy as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the

Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe them in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Policies classified as modified endowment contracts will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value
                                       29
immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Distributions from a Policy that is not a modified endowment contract are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional tax.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

OTHER TAX CONSIDERATIONS

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

SALE OF THE POLICIES

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 50% of first-year premiums, 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

         For 2000, 1999 and 1998, Penn Mutual received premium payments on the Policy in the approximate amount of $32,939,144, $48,789,746 and $50,165,566, respectively, and compensated HTK in the approximate amounts of $73,376, $236,786 and $261,524, respectively, for its services as principal underwriter.

PENN MUTUAL TRUSTEES AND OFFICERS

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

BOARD OF TRUSTEES
                             POSITION WITH PENN
NAME AND ADDRESS             MUTUAL                PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
Robert E. Chappell            Chairman of  the     Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life          Board and Chief      December 1996), President and Chief Executive Officer
Insurance Company             Executive Officer    (April 1995-December 1996), The Penn Mutual Life
Philadelphia, PA 19172                             Insurance Company.
----------------------------------------------------------------------------------------------------------
Daniel J. Toran               President, Chief     President and Chief Operating Officer (since January
The Penn Mutual Life          Operating Officer    1997), Executive Vice President, (May 1996-January 1997),
Insurance Company             and Trustee          The Penn Mutual Life Insurance Company; Executive Vice
Philadelphia, PA 19172                             President, The New England Mutual Life Insurance
                                                   Company (prior thereto).
----------------------------------------------------------------------------------------------------------
Julia Chang Bloch             Trustee              Visiting Professor, Institute of International Relations in
1743 22nd Street, NW                               Beijing, China, and distinguished adviser, American
Washington, DC 20008                               Studies Center (April 1998 to present); President, US-
                                                   Japan Foundation (July 1996 to March 1998); Group
                                                   Executive Vice President, Bank America NT & SA (June
                                                   1993 to June 1996).
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
James A. Hagen                Trustee              Retired (since May 1996), Chairman of the Board, Conrail,
2040 Montrose Lane                                 Inc. (prior thereto).
Wilmington, NC 28405
----------------------------------------------------------------------------------------------------------
Philip E. Lippincott          Trustee              Retired (since April 1994), Chairman and Chief Executive
4301 Bayberry Drive                                Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
----------------------------------------------------------------------------------------------------------
John F. McCaughan             Trustee              Retired Chairman, (since 1996), Chairman of the Board
921 Pebble Hill Road                               (prior thereto), Betz Laboratories, Inc.
Doylestown, PA  18901
----------------------------------------------------------------------------------------------------------
Alan B. Miller                Trustee              Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------
Edmond F. Notebaert           Trustee              Consultant (since 2000), President and Chief Executive
200 Wyllpen Drive                                  Officer (1987-2000) The Children's Hospital of
West Chester, PA 19380                             Philadelphia.
----------------------------------------------------------------------------------------------------------
Robert H. Rock                Trustee              President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th Floor
Philadelphia, PA 19103
----------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.          Trustee              Co-Chairman of the Board, (since 2000), President and
1801 Market Street                                 Chief Executive Officer (prior thereto), Janney
Philadelphia, PA 19103                             Montgomery Scott LLC (a securities broker/dealer and
                                                   subsidiary of The Penn Mutual Life Insurance Company).
----------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr., Esq. Trustee              Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
----------------------------------------------------------------------------------------------------------

         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

SENIOR OFFICERS
 NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
John M. Albanese              Executive Vice President, Systems and Service (since June 2000); Senior
The Penn Mutual Life          Vice President, Customer Service and Information Systems (June 1997-
Insurance Company             June 2000), Vice President, Information Systems Application (prior
Philadelphia, PA 19172        thereto), The Penn Mutual Life Insurance Company.
----------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President, Human Resources (since June 1997);  Corporate
The Penn Mutual Life          Vice President and General Manager, Human Resources and Quality, MG
Insurance Company             Industries, America (prior thereto).
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial Officer (since December
The Penn Mutual Life          1995), Senior Vice President and Chief Financial Officer prior thereto. The
Insurance Company             Penn Mutual Life Insurance Company .
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January
The Penn Mutual Life          2000), Regional Vice President, Independence Financial Network (1997-
Insurance Company             2000), The Penn Mutual Life Insurance Company; Vice President of
Philadelphia, PA 19172        Agencies (since 1994), Aetna Life and Casualty.
----------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive Vice President, The Penn Mutual Life Insurance Company (May
The Penn Mutual Life          1997 to present).  Formerly  Senior Vice President, Lafayette Life
Insurance Company             Insurance Company (September 1994 to May 1997).
Philadelphia, PA 19172
----------------------------------------------------------------------------------------------------------
Nina M. Mulrooney             Senior Vice President (since July 1999), General Auditor (November 1991-
The Penn Mutual Life          July 1999), Vice President, Market Conduct (since December 1997),
Insurance Company             Assistant Vice President, Corporate Accounting and Control (prior thereto),
Philadelphia, PA 19172        The Penn Mutual Life Insurance Company.
----------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer
The Penn Mutual Life          (since May 1996), Senior Vice President (May 1996 to December 1996),
Insurance Company             Vice President, Investments (January 1996 to April 1996), The Penn
Philadelphia, PA, 19172       Mutual Life Insurance Company
----------------------------------------------------------------------------------------------------------

STATE REGULATION


         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

         Actuarial matters included in this prospectus have been examined by Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

LITIGATION

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

INDEPENDENT AUDITORS

         Ernst & Young LLP serve as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.


FINANCIAL STATEMENTS

         The financial statements of the Separate Account and Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                           MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+    BOND FUND+    BOND FUND+        FUND+
                                                        ------------    ------------    -----------   -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares .....................................                    28,936,089      1,144,976     1,245,138      1,338,521
Cost .................................................  $515,807,369     $28,936,089    $11,908,218   $11,422,140    $36,116,948

ASSETS:
Investments at market value ..........................  $491,020,014     $28,936,089    $11,827,599   $ 9,276,278    $27,024,739
Dividends receivable .................................       151,148         151,148              -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company ..        51,336          69,542          3,278         2,475          5,085

                                                        ------------     -----------    -----------   -----------    -----------
NET ASSETS ...........................................  $491,119,826     $29,017,695    $11,824,321   $ 9,273,803    $27,019,654
                                                        ============     ===========    ===========   ===========    ===========


[RESTUBBED]
                                                        -------------------------------------------------------------------------
                                                         LARGE CAP        FLEXIBLY                     SMALL CAP       EMERGING
                                                           VALUE          MANAGED     INTERNATIONAL      VALUE          GROWTH
                                                          FUND* +          FUND+      EQUITY FUND+      FUND** +         FUND+
                                                        -----------     -----------   ------------    -----------     -----------
INVESTMENT IN COMMON STOCK
Number of Shares .....................................    2,365,261       3,348,657      2,272,158      1,122,075       1,416,673
Cost .................................................  $46,432,261     $62,877,727    $40,727,522    $14,887,835     $41,703,864

ASSETS:
Investments at market value ..........................  $42,740,258     $66,169,474    $37,808,711    $14,519,648     $35,260,980
Dividends receivable .................................            -               -              -              -               -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company ..      (89,924)         19,548         10,796          3,585           6,571

                                                        -----------     -----------    -----------    -----------     -----------
NET ASSETS ...........................................  $42,830,182     $66,149,926    $37,797,915    $14,516,063     $35,254,409
                                                        ===========     ===========    ===========    ===========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                           MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+    BOND FUND+    BOND FUND+        FUND+
                                                        ------------    ------------    -----------   -----------    -----------
INVESTMENT INCOME:
Dividends ............................................   $11,692,208      $1,461,357       $990,968   $1,880,302     $         -
EXPENSE:
Mortality and expense risk charges ...................     3,612,538         183,554         79,018       76,586         238,797
                                                        ------------     -----------    -----------   -----------    -----------

Net investment income (loss) .........................     8,079,670       1,277,803        911,950    1,803,716        (238,797)
                                                        ------------     -----------    -----------   -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ..........................................     7,149,947               -        (15,029)      (6,401)        (11,197)
Capital gains distributions ..........................    63,782,824               -        196,971            -      10,322,466
                                                        ------------     -----------    -----------   -----------    -----------

Net realized gains (losses) from investment
     transactions ....................................    70,932,771               -        181,942       (6,401)     10,311,269
Net change in unrealized appreciation (depreciation)
     of investments ..................................  (108,806,508)              -        (73,772)  (2,222,318)    (19,405,180)
                                                        ------------     -----------    -----------   -----------    -----------

Net realized and unrealized gains (losses) on
     investments .....................................   (37,873,737)              -        108,170   (2,228,719)     (9,093,911)
                                                        ------------     -----------    -----------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................  $(29,794,067)    $ 1,277,803    $ 1,020,120   $ (425,003)    $(9,332,708)
                                                        ============     ===========    ===========   ===========    ===========

[RESTUBBED]

-----------------------------------------------------------------------------------------------------------------------------------


                                                          LARGE CAP        FLEXIBLY                     SMALL CAP       EMERGING
                                                            VALUE          MANAGED     INTERNATIONAL      VALUE          GROWTH
                                                           FUND* +          FUND+      EQUITY FUND+      FUND** +         FUND+
                                                         -----------     -----------   ------------    -----------     -----------
INVESTMENT INCOME:
Dividends ............................................      $913,220      $4,074,995       $178,293       $110,356     $         -
EXPENSE:
Mortality and expense risk charges ...................       346,577         522,881        166,218        103,949         285,717
                                                         -----------     -----------    -----------    -----------     -----------

Net investment income (loss) .........................       566,643       3,552,114         12,075          6,407        (285,717)
                                                         -----------     -----------    -----------    -----------     -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ..........................................      (296,676)         22,896        329,487        (15,137)       (373,390)
Capital gains distributions ..........................    11,325,033       7,247,195      8,762,272      1,321,878      10,436,930
                                                         -----------     -----------    -----------    -----------     -----------

Net realized gains (losses) from investment
     transactions ....................................    11,028,357       7,270,091      9,091,759      1,306,741      10,063,540
Net change in unrealized appreciation (depreciation)
     of investments ..................................    (7,432,472)        578,138    (16,503,978)        47,419     (24,354,484)
                                                         -----------     -----------    -----------    -----------     -----------

Net realized and unrealized gains (losses) on
     investments .....................................     3,595,885       7,848,229     (7,412,219)     1,354,160     (14,290,944)
                                                         -----------     -----------    -----------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................   $ 4,162,528     $11,400,343    $(7,400,144)   $ 1,360,567    $(14,576,661)
                                                         ===========     ===========    ===========    ===========    ============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000 (CON'T)

-----------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                        MID CAP       MID CAP
                                                            MATURITY BOND    INDEX 500       GROWTH         VALUE        BALANCED
                                                               FUND+ +        FUND+ +        FUND+ +       FUND+ +      PORTFOLIO++
                                                             ----------     -----------    -----------   -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares ..........................................     182,415       6,385,669      1,581,159     1,256,475        667,464
Cost ......................................................  $1,836,182     $63,546,083    $16,189,813   $12,774,105    $11,816,188

ASSETS:
Investments at market value ...............................  $1,847,874     $57,981,873    $13,829,308   $14,981,259    $11,533,770
 Dividends receivable .....................................           -               -              -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company .......         504          (2,345)       (10,552)       (1,532)         1,824

                                                             ----------     -----------    -----------   -----------    -----------
NET ASSETS ................................................  $1,847,370     $57,984,218    $13,839,860   $14,982,791    $11,531,946
                                                             ==========     ===========    ===========   ===========    ===========

[RESTUBBED]

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                               EMERGING
                                                             EQUITY INCOME     GROWTH      ASSET MANAGER     MARKETS EQUITY
                                                             PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                             -------------  ------------   ------------   ---------------------
INVESTMENT IN COMMON STOCK
Number of Shares ..........................................     1,190,531      1,685,059       484,582            788,943
Cost ......................................................   $26,954,505    $71,593,265    $8,076,787         $8,007,837

ASSETS:
Investments at market value ...............................   $30,382,379    $73,552,854    $7,753,313         $5,593,608
 Dividends receivable .....................................             -              -             -                  -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company .......        15,298         14,469         1,888                826

                                                              -----------    -----------    ----------         ----------
NET ASSETS ................................................   $30,367,081    $73,538,385    $7,751,425         $5,592,782
                                                              ===========    ===========    ==========         ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000 (CON'T)

----------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                       MID CAP       MID CAP
                                                            MATURITY BOND   INDEX 500       GROWTH         VALUE       BALANCED
                                                               FUND+ +       FUND+ +        FUND+ +       FUND+ +     PORTFOLIO++
                                                             ----------   ------------   ------------   -----------   -----------
INVESTMENT INCOME:
Dividends .................................................  $ 175,819      $ 917,454     $        -      $ 129,377     $153,837
EXPENSE:
Mortality and expense risk charges ........................     12,322        387,903         93,061        102,500       87,092
                                                             ---------     ----------     ----------    -----------   -----------

Net investment income (loss) ..............................    163,497        529,551        (93,061)        26,877       66,745
                                                             ---------     ----------     ----------    -----------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ...............................................   (173,183)     6,431,688      3,406,715     (2,051,222)       5,119
Capital gains distributions ...............................     29,805        269,824        302,021      2,590,447    1,218,220
                                                             ---------     ----------     ----------    -----------   -----------

Net realized gains (losses) from investment
     transactions .........................................   (143,378)     6,701,512      3,708,736        539,225    1,223,339
Net change in unrealized appreciation (depreciation)
     of investments .......................................     89,794    (12,836,687)    (5,417,829)     1,976,653   (2,289,480)
                                                             ---------     ----------     ----------    -----------   -----------

Net realized and unrealized gains (losses) on
     investments ..........................................    (53,584)    (6,135,175)    (1,709,093)     2,515,878   (1,066,141)
                                                             ---------     ----------     ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................  $ 109,913    $(5,605,624)   $(1,802,154)   $ 2,542,755   $ (999,396)
                                                             =========    ===========    ===========    ===========   ===========

[RESTUBBED]

-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                               EMERGING
                                                             EQUITY INCOME     GROWTH      ASSET MANAGER     MARKETS EQUITY
                                                             PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                             -------------  ------------   ------------   ---------------------
INVESTMENT INCOME:
Dividends .................................................      $441,933         $66,516     $197,781         $          -
EXPENSE:
Mortality and expense risk charges ........................       229,477         589,870       59,480               47,536
                                                              -----------    ------------   ----------         ------------

Net investment income (loss) ..............................       212,456        (523,354)     138,301              (47,536)
                                                              -----------    ------------   ----------         ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ...............................................       (44,590)        (22,434)      (8,099)             (28,600)
Capital gains distributions ...............................     1,664,958       6,618,353      465,959            1,010,492
                                                              -----------    ------------   ----------         ------------

Net realized gains (losses) from investment
     transactions .........................................     1,620,368       6,595,919      457,860              981,892
Net change in unrealized appreciation (depreciation)
     of investments .......................................       182,081     (16,090,109)    (964,424)          (4,089,860)
                                                              -----------    ------------   ----------         ------------

Net realized and unrealized gains (losses) on
     investments ..........................................     1,802,449      (9,494,190)    (506,564)          (3,107,968)
                                                              -----------    ------------   ----------         ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................   $ 2,014,905    $(10,017,544)  $ (368,263)        $ (3,155,504)
                                                              ===========    ============   ==========         ============


+ Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.

+     Investment in Penn Series Funds, Inc.

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS - December 31, 2000

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

         GENERAL - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VULII, Cornerstone VULIII, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2000 and the reported amounts from operations and variable life activities during 2000 and 1999. Actual results could differ from those estimates.

         INVESTMENTS - Assets of Account I are invested in sub-accounts through shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust
(AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager; and The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the life contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

Sub-Account                         Previous Investment of old Fund                     New Investment of new Fund
-----------                         -------------------------------                     --------------------------
Limited Maturity Bond Fund                  $1,552,472                                           $1,552,472
Index 500 Fund                              53,125,341                                           53,125,341
Mid Cap Growth Fund                         10,115,721                                           10,115,721
Mid Cap Value Fund                          12,598,000                                           12,598,000

The disposition resulted in realized gains (losses) of $ (170,499), $ 6,413,483, $ 3,426,845 and $ (2,156,152) in the Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended December 31, 2000:

                                                 Purchases           Sales
                                                 ---------           -----
Money Market Fund ............................ $79,123,442       $76,501,529
Quality Bond Fund ............................   5,674,989         2,185,945
High Yield Bond Fund .........................   3,941,052         1,798,671
Growth Equity Fund ...........................  21,419,793         4,456,091
Large Cap Value  Fund ........................  20,236,228         9,067,871
Flexibly Managed Fund ........................  20,956,740        14,473,243
Small Cap Value Fund .........................   6,365,046         2,267,622
International Equity Fund ....................  65,839,499        45,638,526
Emerging Growth Fund .........................  37,303,782         7,218,137
Limited Maturity Bond Fund ...................   2,479,819         2,299,799
Index 500 Fund................................  80,122,142        52,582,148
Mid Cap Growth Fund...........................  18,385,547         8,154,117
Mid Cap Value Fund............................  18,721,504        18,476,135
Balanced Portfolio ...........................   7,110,540         1,224,986
Equity-Income Portfolio ......................   9,122,523         5,548,173
Growth Portfolio .............................  37,052,034         4,715,285
Asset Manager Portfolio ......................   3,756,257         1,207,693
Emerging Markets Equity (Int'l) Portfolio.....   5,747,618           879,159

NOTE 3. CONTRACT CHARGES

Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL III; Variable Estate Max is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable Estate Max; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III and Variable Estate Max policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed. If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estate Max policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

NOTE 4.  UNIT VALUES

     As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE LIFE CONTRACTS:             ACCUMULATION   ACCUMULATION                                        ACCUMULATION   ACCUMULATION
                                         UNITS       UNIT VALUE                                             UNITS       UNIT VALUE
                                         -----       ----------                                             -----       ----------
MONEY MARKET FUND                                                LIMITED MATURITY BOND FUND
Cornerstone VUL                         211,484          $13.51  Cornerstone VUL                            10,103          $13.63
Cornerstone VUL II                      539,237          $12.65  Cornerstone VUL II/Variable               108,827          $12.86
                                                                 Estate  Max
Cornerstone VUL III                   1,163,294          $10.75  Cornerstone VUL III                        28,750          $10.77
Variable Estate Max                     329,864          $12.66
Momentum Builder                        143,218          $18.56  INDEX 500 FUND
                                                                 Cornerstone VUL                           291,235          $16.75
                                                                 Cornerstone VUL II/Variable             2,365,050          $16.66
QUALITY BOND FUND                                                Estate  Max
Cornerstone VUL                         145,614          $15.74  Cornerstone VUL III                     1,462,595           $9.38
Cornerstone VUL II/Variable Estate      548,077          $14.75
Max
Cornerstone VUL III                     105,218          $11.13  MID CAP GROWTH FUND
Momentum Builder                         10,167          $26.99  Cornerstone VUL                           218,539          $19.31
                                                                 Cornerstone VUL II/Variable               478,954          $16.17
                                                                 Estate  Max
HIGH YIELD BOND FUND                                             Cornerstone VUL III                       216,134           $8.70
Cornerstone VUL                         168,607          $15.57
Cornerstone VUL II/Variable Estate      381,881          $14.17  MID CAP VALUE FUND
Max
Cornerstone VUL III                      66,627           $9.56  Cornerstone VUL                            87,088          $16.57
Momentum Builder                         22,329          $26.94  Cornerstone VUL II/Variable               729,053          $16.48
                                                                 Estate  Max
                                                                 Cornerstone VUL III                       135,503          $11.25
GROWTH EQUITY FUND
Cornerstone VUL                         306,998          $27.37  BALANCED PORTFOLIO
Cornerstone VUL II/Variable Estate      597,100          $23.65  Cornerstone VUL                           137,731          $22.26
Max
Cornerstone VUL III                     421,672           $8.63  Cornerstone VUL II/Variable               310,765          $19.82
                                                                 Estate  Max
Momentum Builder                         22,720          $37.50  Cornerstone VUL III                       192,958          $11.96

VARIABLE LIFE CONTRACTS:             ACCUMULATION   ACCUMULATION                                        ACCUMULATION   ACCUMULATION
                                         UNITS       UNIT VALUE                                             UNITS       UNIT VALUE
                                         -----       ----------                                             -----       ----------
LARGE CAP VALUE FUND                                             EQUITY-INCOME PORTFOLIO
Cornerstone VUL                         404,167          $26.94  Cornerstone VUL                           185,635          $21.70
Cornerstone VUL II/Variable Estate    1,296,627          $22.05  Cornerstone VUL II/Variable             1,080,914          $21.52
Max                                                              Estate  Max
Cornerstone VUL III                     303,841          $10.27  Cornerstone VUL III                       309,504           $9.94
Momentum Builder                          5,101          $44.44
                                                                 GROWTH PORTFOLIO
FLEXIBLY MANAGED FUND                                            Cornerstone VUL                           418,838          $28.87
Cornerstone VUL                         942,673          $24.81  Cornerstone VUL II/Variable             1,784,387          $28.63
                                                                 Estate  Max
Cornerstone VUL II/Variable Estate    1,982,289          $20.15  Cornerstone VUL III                     1,024,635          $10.12
Max
Cornerstone VUL III                     228,019          $12.00
Momentum Builder                          1,660          $42.29  ASSET MANAGER PORTFOLIO
                                                                 Cornerstone VUL                            61,608          $18.30
                                                                 Cornerstone VUL II/Variable               300,503          $18.14
INTERNATIONAL EQUITY FUND                                        Estate  Max
Cornerstone VUL                         479,609          $22.71  Cornerstone VUL III                       119,415           $9.81
Cornerstone VUL II/Variable Estate    1,141,769          $19.68
Max
Cornerstone VUL III                     411,015          $10.79  EMERGING MARKETS EQUITY (INT'L)
                                                                 PORTFOLIO
SMALL CAP VALUE FUND                                             Cornerstone VUL                            89,392           $7.95
Cornerstone VUL                          90,309                  Cornerstone VUL II/Variable               434,573           $7.90
                                                         $16.21  Estate  Max
Cornerstone VUL II/Variable Estate      689,089          $16.08  Cornerstone VUL III                       173,804           $8.33
Max
Cornerstone VUL III                     189,666          $10.41

EMERGING GROWTH FUND
Cornerstone VUL                         137,532          $37.44
Cornerstone VUL II/Variable Estate      597,748          $37.23
Max
Cornerstone VUL III                     649,542          $12.09

                         REPORT OF INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statement of assets and liabilities of the Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, Small Cap Value Fund, International Equity Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Penn Mutual Variable Life Account I at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 30, 2001

------------------------------------------------------------------------------------------------------------------------
                          THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED
                                                     BALANCE SHEETS
------------------------------------------------------------------------------------------------------------------------

AS OF DECEMBER 31,                                                                   2000                   1999
------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS
Debt securities, at fair value                                                  $   4,760,084           $   4,733,261
Equity securities, at fair value                                                        4,132                   3,949
Mortgage loans on real estate                                                          17,528                  27,115
Real estate, net of accumulated depreciation                                           18,641                  15,461
Policy loans                                                                          652,564                 642,420
Short-term investments                                                                  5,146                   6,934
Other invested assets                                                                 192,209                 137,766
                                                                                --------------           ------------
         Total investments                                                          5,650,304               5,566,906

Cash and cash equivalents                                                              21,384                  37,481
Investment income due and accrued                                                      93,761                  89,254
Deferred acquisition costs                                                            535,237                 549,573
Amounts recoverable from reinsurers                                                   244,003                 220,847
Broker/dealer receivables                                                           1,321,752               1,143,702
Other assets                                                                          133,303                 109,818
Separate account assets                                                             2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL ASSETS                                                            $  10,708,016           $  10,582,947
                                                                                =============           =============

LIABILITIES

Reserves for future policy benefits                                             $   2,715,110           $   2,735,609
Other policyholder funds                                                            2,584,826               2,710,589
Policyholders' dividends payable                                                       28,422                  28,770
Broker/dealer payables                                                                913,483                 646,479
Accrued income tax payable                                                             78,790                  31,919
Other liabilities                                                                     458,137                 573,909
Separate account liabilities                                                        2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL LIABILITIES                                                           9,487,040               9,592,641
                                                                                -------------           -------------

EQUITY

Retained earnings                                                                   1,162,394               1,023,704
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                                         58,582                 (33,398)
                                                                                -------------           -------------

        TOTAL EQUITY                                                                1,220,976                 990,306
                                                                                -------------           -------------

            TOTAL LIABILITIES AND EQUITY                                        $  10,708,016           $  10,582,947
                                                                                =============           =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------
                            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                        CONSOLIDATED INCOME STATEMENTS
---------------------------------------------------------------------------------------------------------------------


FOR THE YEARS ENDED DECEMBER 31,                                          2000             1999           1998
----------------------------------------------------------------------------------------------------------------------

REVENUES
Premium and annuity considerations                                    $    129,158     $    130,516   $    154,615
Policy fee income                                                          146,200          131,709        114,681
Net investment income                                                      449,021          431,222        433,530
Net realized capital gains/(losses)                                         (8,256)             803          3,912
Broker/dealer fees and commissions                                         478,321          395,483        331,285
Other income                                                                26,825           24,895         15,543
                                                                      ------------     ------------   ------------

TOTAL REVENUE                                                            1,221,269        1,114,628      1,053,566
                                                                      ------------     ------------   ------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                           409,207          429,791        445,148
Policyholder dividends                                                      56,846           56,603         61,369
Decrease in reserves for future policy benefits                            (42,184)         (54,080)       (23,337)
General expenses                                                           270,328          238,603        205,698
Broker/dealer sales expense                                                258,340          216,712        180,255
Amortization of deferred acquisition costs                                  72,495           52,668         42,223

TOTAL BENEFITS AND EXPENSES                                              1,025,032          940,297        911,356
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES                      196,237          174,331        142,210
                                                                      ------------     ------------   ------------

Income taxes:
   Current                                                                  49,503           45,928         48,839
   Deferred                                                                  8,238           20,396          8,180
                                                                      ------------     ------------   ------------

TOTAL INCOME TAX EXPENSE                                                    57,741           66,324         57,019
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS                                          138,496          108,007         85,191
                                                                      ------------     ------------   ------------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $104, $(2,137) and $670)                          194           (3,968)         1,243

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                                   -          (24,480)             -
                                                                      ------------     ------------   ------------

          NET INCOME                                                  $    138,690     $     79,559   $     86,434
                                                                      ============     ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                      CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
-------------------------------------------------------------------------------------------------------------------------

                                                              OTHER
                                                         COMPREHENSIVE                 RETAINED               TOTAL
                                                         INCOME/(LOSS)                 EARNINGS               EQUITY
-------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 1998                              $       152,009             $       857,711        $    1,009,720

Net income for 1998                                                   -                      86,434                86,434
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
    net of reclassification adjustment                           45,130                           -                45,130
                                                                                                           --------------
Comprehensive Income                                                                                              131,564
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1998                                    197,139                     944,145             1,141,284

Net income for 1999                                                   -                      79,559                79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustment                         (230,537)                          -              (230,537)
                                                                                                           --------------
Comprehensive Loss                                                                                               (150,978)
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1999                                    (33,398)                  1,023,704               990,306

Net income for 2000                                                   -                     138,690               138,690
Other comprehensive income, net of tax
   Unrealized appreciation of securities,

   net of reclassification adjustment                            91,980                           -                91,980
                                                                                                           --------------
Comprehensive Income                                                                                              230,670
                                                         --------------             ---------------        --------------
BALANCE AT DECEMBER 31, 2000                             $       58,582             $     1,162,394        $    1,220,976
                                                         ==============             ===============        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED STATEMENTS OF CASH FLOWS
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $ 138,690       $ 79,559        $ 86,434
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                          (92,100)       (78,644)        (72,356)
  Amortization of deferred acquisition costs                                           72,495         52,668          42,223
  Policy fees on universal life and investment contracts                              (82,557)       (80,456)       (120,315)
  Interest credited on universal life and investment contracts                        130,473        132,213         146,081
  Depreciation and amortization                                                         4,440          6,294           4,750
  Net realized capital (gains)/losses                                                   8,256           (803)         (3,912)
  Net realized loss on sale of discontinued operations                                      -         37,661               -
  (Increase)/decrease in investment income due and accrued                             (4,507)        14,954          (1,136)
  (Increase) in amounts recoverable from reinsurers                                   (23,156)       (18,419)         (6,372)
  (Decrease) in reserves for future policy benefits                                   (20,499)       (25,710)         (8,696)
  Increase/(decrease) in accrued income tax payable                                    (2,684)        13,222          25,622
  Other, net                                                                          (15,259)        (4,142)          2,512
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                                        113,592        128,397          94,835
                                                                                  -----------       --------        --------

                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                                2,310,160      1,624,576       1,837,209
  Equity securities                                                                    39,963         12,003          35,496
  Real estate                                                                             366            853           9,937
  Other                                                                                   376          3,884          18,074

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                                  335,882        415,888         496,283
  Mortgage loans                                                                        7,949         17,596           2,357
  Other                                                                                 6,768          3,963               -

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                               (2,541,312)    (1,752,394)     (2,315,067)
  Equity securities                                                                   (36,824)       (12,097)        (26,390)
  Real estate                                                                             (97)        (1,366)           (293)
  Other                                                                               (41,109)       (39,139)        (17,917)


Change in policy loans, net                                                           (10,144)        (4,044)          4,613
(Increase)/decrease in short-term investments, net                                      1,788         (5,910)         42,446
Purchases of furniture and equipment, net                                              (9,629)       (10,900)         (9,446)
Sale of discontinued operations                                                             -       (160,332)              -
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                                         64,137         92,581          77,302
                                                                                  -----------       --------        --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                    CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                              $   643,805    $   605,568     $   589,070
Withdrawals from universal life and investment contracts                             (747,843)      (641,296)       (605,821)
Transfers to separate accounts                                                        (67,992)      (146,981)       (147,708)
Issuance/(repayment) of debt                                                         (110,750)       167,228          90,772
(Increase)/decrease in net broker dealer receivables                                   88,954       (192,484)       (111,046)
                                                                                  -----------    -----------      ----------

     NET CASH USED BY FINANCING ACTIVITIES                                           (193,826)      (207,965)       (184,733)
                                                                                  -----------    -----------      ----------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                             (16,097)        13,013         (12,596)

CASH AND CASH EQUIVALENTS
     BEGINNING OF THE YEAR                                                             37,481         24,468          37,064
                                                                                  -----------    -----------      ----------
     END OF THE YEAR                                                              $    21,384    $    37,481      $   24,468
                                                                                  ===========    ===========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings, which may increase the volatility of reported net income. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which addresses certain issues arising from the implementation of SFAS 133. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 on January 1, 2001, its effective date, will not be material, as most provisions are applied prospectively.

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include private equity limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $55,884 and $50,971 at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $8,835, $8,441 and $8,586 for the years ended December 31, 2000, 1999 and 1998 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,999 and $17,228 at December 31, 2000 and 1999, respectively. Goodwill amortization was $1,229, $1,008 and $806 for 2000, 1999 and 1998 respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2000, participating insurance expressed as a percentage of insurance in force is 92%, and as a percentage of premium income is 88%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2000.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $16,366 and $8,703 as of December 31, 2000 and 1999, respectively.

                                                                          DECEMBER 31, 2000
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $    311,509      $   5,716       $   5,804       $   311,421
States and political subdivisions                             -              -               -                 -
Foreign governments                                      19,902          1,854               -            21,756
Corporate securities                                  2,460,179         91,383          89,895         2,461,667
Mortgage and other asset-backed securities            1,912,491         64,967          12,439         1,965,019
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,704,081        163,920         108,138         4,759,863

Redeemable preferred stocks                                 240             -               19               221
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,704,321      $ 163,920       $ 108,157       $ 4,760,084
                                                   ============      =========       =========       ===========


                                                                          DECEMBER 31, 1999
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $     10,527      $     119       $     178       $    10,468
States and political subdivisions                        11,600              -              58            11,542
Foreign governments                                      19,854            758               -            20,612
Corporate securities                                  2,678,302         69,875         116,357         2,631,820
Mortgage and other asset-backed securities            2,106,506          9,975          58,011         2,058,470
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,826,789         80,727         174,604         4,732,912

Redeemable preferred stocks                                 360              -              11               349
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,827,149      $  80,727       $ 174,615       $ 4,733,261
                                                   ============      =========       =========       ===========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2000 by contractual maturity.

                                                      AMORTIZED
Years to maturity:                                       COST        FAIR VALUE
                                                    ------------    ------------

One or less                                         $    90,496    $    81,026
After one through five                                  515,410        525,797
After five through ten                                  784,832        805,453
After ten                                             1,400,852      1,382,568
Mortgage and other asset-backed securities            1,912,491      1,965,019
                                                    -----------    -----------
     Total bonds                                      4,704,081      4,759,863
Redeemable preferred stocks                                 240            221
                                                    -----------    -----------
     TOTAL                                          $ 4,704,321    $ 4,760,084
                                                    ===========    ===========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.3 years.

At December 31, 2000, the Company held $1,965,019 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,433,583 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $531,436. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,446,532 are rated AAA and include $17,780 of interest-only tranches. As of December 31, 2000 and 1999, the Company's investments included $331,856 and $370,541, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 27% and 37% of equity at December 31, 2000 and 1999, respectively.

At December 31, 2000, the largest industry concentration of the Company's portfolio was investments in the utility industry of $651,025 representing 14% of the total debt portfolio.

Proceeds during 2000, 1999 and 1998 from sales of available-for-sale securities were $2,323,718, $1,623,191, and $1,931,269, respectively. Gross gains and gross losses realized on those sales were $27,008 and $41,195, respectively, during 2000, $18,843 and $17,702, respectively, during 1999, and $37,324 and $35,257, respectively, during 1998.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2000 and 1999, debt securities with amortized cost totaling $177,104 and $218,351, respectively, were less than investment grade. At December 31, 2000 and 1999, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2000 and 1999.

EQUITY SECURITIES
During 2000, 1999 and 1998, the proceeds from sales of equity securities amounted to $39,963, $12,003 and $35,496, respectively. The gross gains and gross losses realized on those sales were $3,872 and $833, $89 and $352 and $3,095 and $239 for 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

MORTGAGE LOANS
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                             2000                    1999
                                           --------               ---------
PROPERTY TYPE
   Office building                        $   1,234               $   1,366
   Retail                                     4,782                   8,414
   Dwellings                                  9,312                  16,062
   Other                                      2,200                   2,773
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========


                                             2000                    1999
                                           --------               ---------
GEOGRAPHIC CONCENTRATION
   Northeast                              $   1,940               $   5,506
   Midwest                                    5,282                   5,515
   South                                      4,781                  11,612
   West                                       5,525                   5,982
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                             2000                    1999
                                          ---------               ---------

Balance at January 1                      $   1,500               $   3,800
   Reduction in provision                    (1,500)                 (2,300)
   Charge-offs                                    -                       -
                                          ---------               ---------
Balance at December 31                    $       -               $   1,500
                                          =========               =========

As of December 31, 2000 and 1999, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 2000 and 1999, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 2000 and 1999, the mortgage loan portfolio included $1,940 and $2,275, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $266 and $305 in 2000 and 1999, respectively. Gross interest income from these loans included in net investment income totaled $186 and $211 in 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2000 and 1999, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 2000. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

OTHER
Investments on deposit with regulatory authorities as required by law were $6,424 and $6,444 at December 31, 2000 and 1999, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                    2000                1999               1998
                                                 ----------          ----------         ---------
Debt securities                                  $  366,177          $  385,963         $ 395,628
Equity securities                                       248                 311               206
Mortgage loans                                        2,129               2,706             4,268
Real estate                                           2,209               2,209             2,903
Policy loans                                         42,562              39,371            39,760
Short-term investments                                2,158                 830             2,032
Other invested assets                                41,554              17,446            11,330
                                                 ----------           ---------         ---------
Gross investment income                             457,037             448,836           456,127

      Less: Investment expense                        7,280              11,104            11,430

      Less: Discontinued operations                     736               6,510            11,167
                                                 ----------           ---------         ---------
Investment income, net                           $  449,021          $  431,222         $ 433,530
                                                 ==========          ==========         =========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $2,166, $1,066 and $235 in 2000, 1999 and 1998, respectively.

                                                        2000            1999          1998
                                                      ---------       ---------     --------
Debt securities                                       $ (14,187)      $  (4,506)    $    110
Equity securities                                         3,039            (263)       2,856
Mortgage loans                                            1,500           2,300          210
Real estate                                               4,366             173        4,148
Other                                                    (4,721)          2,430       (2,109)
Amortization of deferred acquisition costs                1,747             669       (1,303)
                                                      ---------       ---------     --------
Net realized gains/(losses)                           $  (8,256)      $     803     $  3,912
                                                      =========       =========     ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                          2000               1999               1998
                                                       ----------         ----------         ----------
Unrealized gains/(losses):
     Debt securities                                   $  149,651         $ (477,036)        $   86,594
     Equity securities                                        283                (43)            (2,092)
     Other                                                 25,090              5,555             (2,091)
                                                       ----------         ----------         ----------
                                                          175,024           (471,524)            82,411
                                                       ----------         ----------         ----------
Less:
     Deferred policy acquisition costs                    (33,489)           117,050            (12,841)
     Deferred income taxes                                (49,555)           123,937            (24,440)
                                                       ----------         ----------         ----------
Net change in unrealized gains/(losses)                $   91,980         $ (230,537)        $   45,130
                                                       ==========         ==========         ==========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                             2000                1999               1998
                                                      -----------         ----------         ----------
Unrealized holding gains/(losses) arising
     during period                                    $   101,844         $ (255,859)        $   53,576
Reclassification adjustment for gains included
     in net income                                          9,864            (25,322)             8,446
                                                      -----------         ----------         ----------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                    $    91,980         $ (230,537)        $   45,130
                                                      ===========         ==========         ==========

Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense/(benefits) of $(5,311), $13,635, and $(7,679), respectively, and $(7,581), $11,760, and
$(5,815), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


4.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2000 and 1999.

                                                                    2000                               1999
                                                      ---------------------------------  ---------------------------------
                                                         CARRYING           FAIR            CARRYING            FAIR
                                                          VALUE             VALUE            VALUE              VALUE
                                                      -------------     ---------------  -------------     ---------------
   FINANCIAL ASSETS:
      Debt securities, available for sale              $  4,760,084    $  4,760,084       $  4,733,261     $  4,733,261
      Equity securities
           Common stock                                         133             133                276              276
           Non-redeemable preferred stocks                    3,999           3,999              3,673            3,673
      Mortgage loans                                         17,528          18,865             27,115           28,615
      Policy loans                                          652,564         629,847            642,420          612,501
      Cash and cash equivalents                              21,384          21,384             37,481           37,481
      Short-term investments                                  5,146           5,146              6,934            6,934
      Separate account assets                             2,708,272       2,708,272          2,865,366        2,865,366


   FINANCIAL LIABILITIES:
      Investment-type contracts
           Individual annuities                        $    877,047    $    897,433       $    997,686     $  1,011,298
           Group annuities                                   73,939          73,082            108,251          106,566
           Other policyholder funds                         336,306         336,306            339,937          339,937
                                                      -------------    ------------       ------------     ------------
     Total policyholder funds                             1,287,292       1,306,821          1,445,874        1,457,801
     Policyholder's dividends payable                        28,422          28,422             28,770           28,770
     Separate account liabilities                         2,708,272       2,708,272          2,865,366        2,865,366

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 2000, the Company had no interest rate swaps. As of December 31, 1999, the Company had interest rate swaps with aggregate notional amounts equal to $20,000, with average unexpired terms of 7 months. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $315,579 and $34,457 as of December 31, 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                             2000           1999
                                           ---------      --------
DEFERRED TAX ASSETS:
 Future policy benefits                    $ 88,190       $ 90,877
 Policyholders' dividends payable             9,888         10,010
 Allowances for investment losses             6,397          6,153
 Employee benefit liabilities                32,183         30,479
 Unrealized investment losses                     -         17,934
 Other                                       17,508         17,256
                                           --------       --------
  Total deferred tax asset                  154,166        172,709
                                           --------       --------

DEFERRED TAX LIABILITIES:
 Deferred acquisition costs                 149,994        145,360
 Unrealized investment gains                 31,974              -
 Other                                       21,027         18,484
                                           --------       --------
  Total deferred tax liability              202,995        163,844
                                           --------       --------
Net deferred tax liability/(asset)           48,829         (8,865)
Tax currently payable                        29,961         40,784
                                           --------       --------
ACCRUED INCOME TAX PAYABLE                 $ 78,790       $ 31,919
                                           ========       ========

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                        2000             1999              1998
                                                      ---------       ----------        ---------
Tax expense at 35%                                   $   68,787       $   45,697        $  50,443
Increase in income taxes resulting
from:
   Differential earnings amount                               -            3,010            2,681
   Dividends received deduction                         (13,042)          (1,712)          (2,206)
   Other                                                  2,100            4,011            6,771
                                                     ----------       ----------        ---------
FEDERAL INCOME TAX EXPENSE                           $   57,845       $   51,006        $  57,689
                                                     ==========       ==========        =========

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              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                                         2000             1999               1998
                                                       --------        ---------           ---------
Continuing operations                                 $  57,741        $  66,324          $   57,019
Discontinued operations:
   Operations                                               104           (2,137)                670
   Sale                                                       -          (13,181)                  -
                                                      ---------        ---------          ----------
TOTAL FEDERAL INCOME TAX EXPENSE                      $  57,845        $  51,006          $   57,689
                                                      =========        =========          ==========

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit Obligation                             $  (82,239)   $  (90,293)      $  (17,854)    $ (27,808)
Fair value of plan assets                          58,647        63,616                -             -
                                               ----------    ----------       ----------     ---------
Funded Status                                  $  (23,592)   $  (26,677)      $  (17,854)    $ (27,808)
                                              ===========    ==========       ==========     =========

Accrued benefit cost recognized in the
   consolidated balance sheet                  $  (28,945)   $  (25,861)      $  (41,838)    $ (44,205)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------

Discount rate                                    7.75%          6.75%            7.75%         6.75%
Expected return on plan assets                   8.00%          8.00%               -             -
Rate of compensation increase                    5.50%          5.50%            5.50%         5.00%

At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. Assumed health care cost trend rates

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit cost (savings) recognized in            $  4,865      $  5,072         $  (823)      $   1,140
   consolidated income statement

Employer contribution                              1,781         1,741           1,543           1,493
Plan participants' contibution                         -             -               -               -
Benefits paid                                      3,727         3,593           1,543           1,493

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2000, 1999 and 1998, the expense recognized for these plans was $14,223, $11,192 and $9,526, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2000 and 1999 was $310,051 and $300,170, respectively.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                             ASSUMED             CEDED TO
                                          GROSS             FROM OTHER             OTHER                  NET
                                         AMOUNT             COMPANIES            COMPANIES              AMOUNT
                                     ----------------     ---------------     ----------------      ----------------
   DECEMBER 31, 2000:
     Life Insurance in Force          $ 37,108,237           $ 326,027         $ 10,108,995          $ 27,325,269
     Premiums                              153,853                   -               23,726               130,127
     Benefits                              442,273               7,272               39,636               409,909
     Reserves                            5,299,760                 176              243,802             5,056,134

   DECEMBER 31, 1999:
     Life Insurance in Force          $ 33,554,483           $ 353,382         $  8,185,527          $ 25,722,338
     Premiums                              149,187               6,399               16,803               138,783
     Benefits                              455,518              15,629               32,705               438,442
     Reserves                            5,446,024                 175              220,656             5,225,543

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

During 1998, the Company had gross premiums of $166,708, assumed premiums of $10,586 and ceded premiums of $5,940 and gross benefits of $457,239, assumed benefits of $15,710 and ceded benefits of $17,913. Reinsurance receivables with a carrying value of $223,386 and $205,559 were associated with a single reinsurer at December 31, 2000 and 1999, respectively.

For the years ended December 31, 2000 and 1999, the above numbers include premiums from discontinued operations of $969 and $8,267, respectively, and benefits from discontinued operations of $702 and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2000 and 1999, the Company had a reinsurance recoverable from the Reinsurers of $155,428 and $141,707, respectively, which was secured by investment grade securities with a market value of $159,915 and $155,046 held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2000 and 1999 include $8,180 and $7,458, respectively related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2000, 1999 and 1998 were $1,809, $16,855 and $28,854, respectively.

8. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are at an early stage; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2000, the Company had outstanding commitments totaling $81,520 relating to these investment activities. The fair value of these commitments approximates the face amount.

9. STATUTORY  INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

The combined insurance companies' statutory capital and surplus at December 31, 2000 and 1999 was $680,308 and $558,700, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2000, 1999 and 1998, was $122,792, $76,680 and $83,676, respectively.

The National Association of Insurance Commissioners has released a revised comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual - version effective January 1, 2001, (referred to as Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The domiciliary states of the Company and its insurance subsidiary have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiary use to prepare statutory-based financial statements. The Company does not expect the adoption of the provisions of the revised manual to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                         /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 29, 2001

APPENDIX A -- MINIMUM INITIAL PREMIUMS
--------------------------------------------------------------------------------

         The following table shows for Insureds of varying ages, the minimum initial premium for a Policy with the basic death benefit indicated. The table assumes the Insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.


      ISSUE AGE OF          SEX OF                               MINIMUM
        INSURED            INSURED     BASIC DEATH BENEFIT   INITIAL PREMIUM
-----------------------------------------------------------------------------
           25                 M              $ 50,000                 $289.00
-----------------------------------------------------------------------------
           30                 F              $ 75,000                 $459.00
-----------------------------------------------------------------------------
           35                 M              $ 75,000                 $651.00
-----------------------------------------------------------------------------
           40                 F              $100,000                 $931.00
-----------------------------------------------------------------------------
           45                 M              $100,000               $1,368.00
-----------------------------------------------------------------------------
           50                 F              $100,000               $1,456.00
-----------------------------------------------------------------------------
           55                 M              $100,000               $2,257.00
-----------------------------------------------------------------------------
           60                 F              $ 75,000               $1,787.00
-----------------------------------------------------------------------------
           65                 M              $ 75,000               $2,950.00
-----------------------------------------------------------------------------
           70                 F              $ 50,000               $2,117.00
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX B -- APPLICABLE PERCENTAGES


       ATTAINED AGE                 PERCENTAGE                 ATTAINED AGE                 PERCENTAGE
           0-40                         250                         61                         128
--------------------------------------------------------------------------------------------------------------
            41                          243                         62                         126
--------------------------------------------------------------------------------------------------------------
            42                          236                         63                         124
--------------------------------------------------------------------------------------------------------------
            43                          229                         64                         122
--------------------------------------------------------------------------------------------------------------
            44                          222                         65                         120
--------------------------------------------------------------------------------------------------------------
            45                          215                         66                         119
--------------------------------------------------------------------------------------------------------------
            46                          209                         67                         118
--------------------------------------------------------------------------------------------------------------
            47                          203                         68                         117
--------------------------------------------------------------------------------------------------------------
            48                          197                         69                         116
--------------------------------------------------------------------------------------------------------------
            49                          191                         70                         115
--------------------------------------------------------------------------------------------------------------
            50                          185                         71                         113
--------------------------------------------------------------------------------------------------------------
            51                          178                         72                         111
--------------------------------------------------------------------------------------------------------------
            52                          171                         73                         109
--------------------------------------------------------------------------------------------------------------
            53                          164                         74                         107
--------------------------------------------------------------------------------------------------------------
            54                          157                       75-90                        105
--------------------------------------------------------------------------------------------------------------
            55                          150                         91                         104
--------------------------------------------------------------------------------------------------------------
            56                          146                         92                         103
--------------------------------------------------------------------------------------------------------------
            57                          142                         93                         102
--------------------------------------------------------------------------------------------------------------
            58                          138                         94                         101
--------------------------------------------------------------------------------------------------------------
            59                          134                         95                         100
--------------------------------------------------------------------------------------------------------------
            60                          130
--------------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   PROSPECTUS
                                       FOR
                               CORNERSTONE VUL III
                   a flexible premium adjustable variable life
                 insurance policy issued by THE PENN MUTUAL LIFE
                                INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this prospectus.

------------------------------------------------------------------------------------------------------

PENN SERIES FUNDS, INC.                                      MANAGER
         Money Market Fund                                   Independence Capital Management, Inc.
         Limited Maturity Bond Fund                          Independence Capital Management, Inc.
         Quality Bond Fund                                   Independence Capital Management, Inc.
         High Yield Bond Fund                                T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                               T. Rowe Price Associates, Inc.
         Growth Equity Fund                                  Independence Capital Management, Inc.
         Large Cap Value Fund                                Putnam Investment Management, LLC
         Index 500 Fund                                      Wells Capital Management Incorporated
         Mid Cap Growth Fund                                 Turner Investment Partners, Inc.
         Mid Cap Value Fund                                  Neuberger Berman Management Inc.
         Emerging Growth Fund                                RS Investment Management, Inc.
         Small Cap Value Fund                                Royce & Associates, Inc.
         International Equity Fund                           Vontobel USA Inc.
------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST                   MANAGER
         Balanced Portfolio                                  Neuberger Berman Management Inc.
------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND       MANAGER
         Equity-Income Portfolio                             Fidelity Management & Research Company
         Growth Portfolio                                    Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II    MANAGER
         Asset Manager Portfolio                             Fidelity Management & Research Company

------------------------------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.     MANAGER
         Emerging Markets Equity (International) Portfolio   Morgan Stanley Asset Management
------------------------------------------------------------------------------------------------------

     PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS
          TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

                                   MAY 1, 2001

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

o The first section is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.


o The next section is the "Additional Information" section. It gives additional information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 23.

o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 36.


o Appendices A and B are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help you understand how the Policy works.

                                   **********


         THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

Question                                                                                  Page
--------                                                                                  ----
What Is the Policy?..........................................................................4

Who Owns the Policy?.........................................................................4

What Payments Must Be Made Under the Policy?.................................................5

How Will the Value of the Policy Change Over Time?...........................................7

What Are the Fees and Charges Under the Policy?..............................................7

What Are the Fees and Expenses Paid by the Investment Funds?................................11

Are There Other Charges That Penn Mutual Could Deduct in the Future?........................13

How Can I Change My Policy's Investment Allocations?........................................13

What Is a Policy Loan?......................................................................14

How Can I Withdraw Money from My Policy?....................................................15

What Is the Timing of Transactions Under the Policy?........................................15

How Much Life Insurance Does the Policy Provide?............................................16

Can I Change Insurance Coverage Under My Policy?............................................17

What Are the Supplemental Benefit Riders That I Can Buy?....................................18

Do I Have the Right to Cancel My Policy?....................................................19

Can I Choose Different Payout Options Under My Policy? .....................................20

How Is the Policy Treated for Federal Income Tax Purposes?..................................20

How Do I Communicate With Penn Mutual?......................................................20

How Does Penn Mutual Communicate With Me?...................................................21


WHAT IS THE POLICY?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

o        Determine when and how much you pay to us under the Policy

o Determine when and how much to allocate your policy value to the investment options

o        Borrow from your Policy

o        Change the beneficiary who will receive the death benefit

o        Change the amount of insurance protection

o        Change the death benefit option you have selected under your Policy

o Surrender or partially surrender your Policy for all or part of its net cash surrender value

o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of the proposed insured. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of a Policy is the policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon written request of the owner, the policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST BE MADE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.


         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium/Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.


         If you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on the amount you take out of the Policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES? below.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS


         If you pay premiums by check, it must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.


         We will also accept premiums:

o        by wire or by exchange from another insurance company,

o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

o        if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

         (a) the total premiums you have paid, less any partial surrenders you made,

             equal or exceeds

         (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.


         The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? later in this section.


LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT.


         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE on page 18. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW WILL THE VALUE OF THE POLICY CHANGE OVER TIME?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first premium will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

o        the net premiums you have paid,

o plus or minus the investment results in the part of your policy value allocated to the variable investment options,

o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

o        minus policy charges we deduct, and

o        minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? later in this section.

         For more information on policy values and the variable and fixed investment options, see MORE INFORMATION ABOUT POLICY VALUES in the ADDITIONAL INFORMATION section of this prospectus.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE


o Premium Charge - 7.5% (currently reduced to 5.75% for all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy years two and later) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS


o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco. They are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase. The charge is deducted pro-rata from your variable investment and fixed interest accounts.


o Administrative Charge - A monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $9 (Currently, the flat charge is $8 - we will notify you in advance if we change our current rates); and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance), and for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Optional Supplemental benefit charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

DAILY MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the policy. Our current charge is 0.45%. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

TRANSFER CHARGE

         We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

         (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 is initial specified amount of insurance; and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.


            SURRENDER DURING POLICY YEAR                   SURRENDER FACTOR
--------------------------------------------------------------------------------
                  1st through 7th                                1.00
--------------------------------------------------------------------------------
                        8th                                      0.80
--------------------------------------------------------------------------------
                        9th                                      0.60
--------------------------------------------------------------------------------
                        10th                                     0.40
--------------------------------------------------------------------------------
                        11th                                     0.20
--------------------------------------------------------------------------------
                   12th and later                                 0
--------------------------------------------------------------------------------


         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

         If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.


REDUCTION OF CHARGES

         This policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

         We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

         Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they wil not be unfairly discriminatory against any person.

WHAT ARE THE FEES AND EXPENSES PAID BY THE INVESTMENT FUNDS?

         The following tables show the fees and expenses paid by the investment funds.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                 ADMINISTRATIVE                                      TOTAL
                                MANAGEMENT        AND CORPORATE      ACCOUNTING        OTHER          FUND
                                   FEES           SERVICE FEES          FEES         EXPENSES       EXPENSES
                                   ----           ------------          ----         --------       --------
Money Market.................      0.26%             0.15%              0.08%          0.09%         0.58%
----------------------------------------------------------------------------------------------------------------
Limited Maturity Bond........      0.30%             0.15%              0.09%          0.17%         0.71%
----------------------------------------------------------------------------------------------------------------
Quality Bond.................      0.37%             0.15%              0.08%          0.08%         0.68%
----------------------------------------------------------------------------------------------------------------
High Yield Bond (before
contractual fee waivers).....      0.52%             0.15%              0.08%          0.16%         0.91%
High Yield Bond (after
contractual fee waivers).....      0.50%             0.13%              0.08%          0.16%         0.87%
----------------------------------------------------------------------------------------------------------------
Flexibly Managed.............      0.57%             0.15%              0.05%          0.06%         0.83%
----------------------------------------------------------------------------------------------------------------
Growth Equity................      0.57%             0.15%              0.06%          0.06%         0.84%
----------------------------------------------------------------------------------------------------------------
Large Cap Value..............      0.57%             0.15%              0.06%          0.06%         0.84%
----------------------------------------------------------------------------------------------------------------
Index 500 (1)................      0.07%             0.15%              0.06%          0.09%         0.37%
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth (before
contractual fee waivers).....      0.70%             0.15%              0.08%          0.14%         1.07%
Mid Cap Growth (after
contractual fee waivers).....      0.70%             0.08%              0.08%          0.14%         1.00%
----------------------------------------------------------------------------------------------------------------
Mid Cap Value................      0.55%             0.15%              0.08%          0.12%         0.90%
----------------------------------------------------------------------------------------------------------------
Emerging Growth..............      0.72%             0.15%              0.06%          0.08%         1.01%
----------------------------------------------------------------------------------------------------------------
Small Cap Value (before
contractual fee waivers).....      0.79%             0.15%              0.08%          0.07%         1.09%
Small Cap Value (after
contractual fee waivers).....      0.75%             0.15%              0.08%          0.07%         1.05%
----------------------------------------------------------------------------------------------------------------
International Equity.........      0.82%             0.15%              0.07%          0.12%         1.16%

----------------------
THE EXPENSES ARE FOR THE LAST FISCAL YEAR.
(1) THE TOTAL EXPENSES FOR THE INDEX 500 FUND AFTER VOLUNTARY FEE WAIVER OF 0.12% BY THE FUND'S ADMINISTRATOR ARE 0.25%. THIS WAIVER IS VOLUNTARY AND, WHILE IT IS EXPECTED TO CONTINUE FOR THE FORESEEABLE FUTURE, IT CAN BE DISCONTINUED AT ANY TIME.
--------------------------------------------------------------------------------

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                      MANAGEMENT,
                                                                     ADVISORY AND
                                                                    ADMINISTRATION       OTHER        TOTAL FUND
                                                                         FEES           EXPENSES       EXPENSES
                                                                    --------------      --------       --------
Balanced...........................................................      0.85%           0.14%           0.99%

----------------------
(A) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS (EACH A "PORTFOLIO"). EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT EXPENSES PAID BY THE BALANCED PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES. SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT             OTHER       TOTAL FUND
                                                                       FEE               EXPENSES      EXPENSES
                                                                   ----------            --------      --------
Equity-Income..............................................           0.48%               0.08%         0.56%
Growth.....................................................           0.57%               0.08%         0.65%

----------------------
(A) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION THROUGH ARRANGEMENT'S WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. THE NET TOTAL OPERATING EXPENSES FOR THE EQUITY-INCOME AND GROWTH PORTFOLIOS WERE 0.55% AND 0.64%, RESPECTIVELY.


--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                                         OTHER          TOTAL FUND
                                                                MANAGEMENT FEE          EXPENSES         EXPENSES
                                                                --------------          --------        ----------
Asset Manager ...............................................        0.53%                0.08%            0.61%

----------------------
(A) THE EXPENSES PRESENTED ARE FOR THE LAST FISCAL YEAR.

--------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                  MANAGEMENT            OTHER          TOTAL FUND
                                                                     FEE              EXPENSES          EXPENSES
                                                                  ----------          --------          --------
Emerging Markets Equity (International)(1)...................        1.25%                0.71%            1.96%

----------------------
(1) THE TOTAL EXPENSES FOR THE EMERGING MARKETS EQUITY (INTERNATIONAL) FUND AFTER A VOLUNTARY FEE WAIVER OF 0.21% BY THE FUND'S ADVISER ARE 1.75%. THE ADVISER MAY TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME AT ITS SOLE DISCRETION.

-------------------------------------------------------------------------------

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

o        we may defer transfers under certain conditions;

o        transfers may not be made during the free look period;

o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

DOLLAR COST AVERAGING


         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interested option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

ASSET REBALANCING

         This program automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

WHAT IS A POLICY LOAN?

         You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the variable investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the options. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. With the interest we credit to the special loan account, the net cost of the policy loan is 1% during the first ten policy years and 0.25% thereafter.

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

           If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See FEDERAL INCOME TAX CONSIDERATIONs in the ADDITIONAL INFORMATIOn section of this prospectus.

         The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM MY POLICY?

FULL SURRENDER

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

PARTIAL SURRENDER

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

o        no more than four partial surrenders may be made in a policy year;

o        each partial surrender must be at least $250;

o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.


         If you elected the Option 1 insurance coverage (see HOW MUCH LIFE INSURANCE DOES MY POLICY PROVIDE? below), a partial surrender may reduce your specific amount of insurance.


         If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series money market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.


HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?


         In your application for the Policy, you will tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

DEATH BENEFIT OPTIONS

         When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

o Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. A table showing "sample applicable percentages" is included as Appendix B.


         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.


         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

IRC QUALIFICATION

         For a Policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass ONE of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

o Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

o Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

         The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

         The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

CAN I CHANGE INSURANCE COVERAGE UNDER MY POLICY?

CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

o        after the change, the specified amount of insurance must be at least
         $50,000;

o no change may be made in the first policy year and no more than one change may be made in any policy year;

o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

         You may increase the specified amount of insurance, subject to the following conditions:

o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

o        you must return your policy so we can amend it to reflect the increase;

o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

o        no change may be made in the first policy year;

o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

o no decrease may be made within one year of an increase in the specified amount;

o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.


EXCHANGE OF POLICIES

         For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider.


TAX CONSEQUENCES


         See FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.


WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         ADDITIONAL INSURED TERM INSURANCE. Provides a death benefit payable on the death of an additional insured. More than one rider can be added to your Policy. There is no cash value for this benefit.

         ACCIDENTAL DEATH BENEFIT. Provides a death benefit payable if the Insured's death results from certain accidental causes. There is no cash value for this benefit.

         BUSINESS ACCOUNTING BENEFIT. For Policies sold in certain corporate markets, the rider provides enhanced early year surrender values.

         CHILDREN'S TERM INSURANCE. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value for this benefit.

         DISABILITY WAIVER OF MONTHLY DEDUCTION. Provides for the waiver of the monthly deductions upon total disability of the insured.

         DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT. Provides for the waiver of the monthly deductions and payment of stipulated premiums upon total disability of the Insured. If Option 1 is in effect at the time this benefit becomes effective, it will be changed to Option 2.

         GUARANTEED CONTINUATION OF POLICY. Guarantees that the policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value.

         GUARANTEED OPTION TO EXTEND MATURITY DATE. Allows the owner to extend the maturity date of the Policy, subject to conditions and limitations.

         GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT. Allows the owner to increase the specified amount without evidence of insurability.

         RETURN OF PREMIUM SUPPLEMENTAL TERM INSURANCE. Provides term insurance which will not be less than the amount of all premiums paid up to the most recent policy month. It is only available on policies that provide an Option 1 death benefit. There is no cash value for this benefit.

         SUPPLEMENTAL TERM INSURANCE. Provides a death benefit payable on the death of the primary insured. There is no cash value for this benefit.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

DO I HAVE THE RIGHT TO CANCEL MY POLICY?

         You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

         In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER MY POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investments in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:


o        policy loans in excess of $25,000, and full and partial surrenders


o        change of death benefit option

o        changes in specified amount of insurance

o        change of beneficiary


o        election of payment option for Policy proceeds, and

o        tax withholding elections.


         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS


         You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorizing form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether. We may require certain identifying information to process a telephone transfer.


HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for the Separate Account and for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized check), or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

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                                       22

ADDITIONAL INFORMATION

         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

         Contents of this Section                                           Page
         ------------------------                                           ----

         The Penn Mutual Life Insurance Company...............................24
         Penn Mutual Variable Life Account I..................................24
         The Funds............................................................25
         More Information About Policy Values.................................28
         Federal Income Tax Considerations....................................29
         Sale of Policies.....................................................32
         Penn Mutual Trustee and Officers.....................................33
         State Regulation.....................................................34
         Additional Information...............................................35
         Experts..............................................................35
         Litigation...........................................................35
         Independent Auditors.................................................35
         Legal Matters........................................................35
         Financial Statements.................................................35
         Appendix A -........................................................A-1
                  Sample Minimum Initial Premiums
         Appendix B - .......................................................B-1
                  Sample Applicable Percentages Under the Cash Value Accumulation Life Insurance Qualification Test

THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in a shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF  THE FUNDS

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

THE FUNDS

         Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         PENN SERIES -- MONEY MARKET FUND -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         PENN SERIES -- LIMITED MATURITY BOND FUND -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         PENN SERIES -- QUALITY BOND FUND -- highest income over the long term consistent with the preservation of principal.

         PENN SERIES -- HIGH YIELD BOND FUND -- high current income.

         PENN SERIES -- FLEXIBLY MANAGED FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- GROWTH EQUITY FUND -- long-term growth of capital and increase of future income.

         PENN SERIES -- LARGE CAP VALUE FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- INDEX 500 FUND -- total return (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks. "S&P 500 Index" and "500" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


         PENN SERIES -- MID CAP GROWTH FUND -- maximize capital appreciation.

         PENN SERIES -- MID CAP VALUE FUND -- growth of capital.

         PENN SERIES-- EMERGING GROWTH FUND -- capital appreciation.

         PENN SERIES -- SMALL CAP VALUE FUND -- capital appreciation

         PENN SERIES-- INTERNATIONAL EQUITY FUND -- capital appreciation.

         NEUBERGER BERMAN -- BALANCED PORTFOLIO -- long-term capital growth and reasonable current income without undue risk to principal.

         FIDELITY INVESTMENTS' VIP FUND -- EQUITY-INCOME PORTFOLIO -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         FIDELITY INVESTMENTS' VIP FUND -- GROWTH PORTFOLIO -- capital appreciation.

         FIDELITY INVESTMENTS' VIP FUND II -- ASSET MANAGER PORTFOLIO -- high total return with reduced risk over the long-term.

         MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- long term capital appreciation.

THE MANAGERS

         INDEPENDENCE CAPITAL MANAGEMENT, INC., a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

         T. ROWE PRICE ASSOCIATES, INC., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         PUTNAM INVESTMENT MANAGEMENT, LLC of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

         WELLS CAPITAL MANAGEMENT INCORPORATED of San Francisco, California, is the sub-adviser to the Penn Series Index 500 Fund.

         TURNER INVESTMENT PARTNERS, INC. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.


         NEUBERGER BERMAN MANAGEMENT INC., of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.


         RS INVESTMENT MANAGEMENT, INC. (FORMERLY ROBERTSON STEPHENS INVESTMENT MANAGEMENT, INC.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         ROYCE & ASSOCIATES, INC., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         VONTOBEL USA INC., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         FIDELITY MANAGEMENT & RESEARCH CORPORATION ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         MORGAN STANLEY ASSET MANAGEMENT ("MSAM"), of New York, New York, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policyowners and variable life Policyowners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policyowners and those given by variable life Policyowners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policyowners. This could include discontinuance of investment in a Fund.

MORE INFORMATION ABOUT POLICY VALUES

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction.

         On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

VARIABLE ACCOUNT VALUES

          When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

ACCUMULATION UNIT VALUES

          An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

NET INVESTMENT FACTOR

          The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

FIXED ACCOUNT VALUE

          On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

NET POLICY VALUE

         The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

CASH SURRENDER VALUE

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

NET CASH SURRENDER VALUE

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available to you for full or partial surrenders.

FEDERAL INCOME TAX CONSIDERATIONS

         The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF THE POLICY

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section

7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.


         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income.The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.


         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

          Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

The Guaranteed Option to Extend Maturity Date that we offer allows the Policy Owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

SALE OF POLICIES


         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums, 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

For 2000 and the period July 1, 1999 to December 31, 1999, Penn Mutual received premium payments on the Policy in the approximate amount of $46,429,354 and $9,537,433, respectively and compensated HTK in the approximate amounts of $392,485 and $60,422, respectively for its services as principal underwriter.

PENN MUTUAL TRUSTEES AND OFFICERS
         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

BOARD OF TRUSTEES

                             POSITION WITH
NAME AND ADDRESS             PENN MUTUAL          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------

Robert E. Chappell           Chairman of the      Chairman of the Board and Chief Executive Officer (since
The Penn Mutual Life         Board                December 1996), President and Chief Executive Officer
Insurance Company            and Chief Executive  (April 1995-December 1996), The Penn Mutual Life
Philadelphia, PA 19172       Officer              Insurance Company.

----------------------------------------------------------------------------------------------------------
Daniel J. Toran              President, Chief     President and Chief Operating Officer (since January 1997),
The Penn Mutual Life         Operating Officer    Executive Vice President, (May 1996-January 1997), The
Insurance Company            and Trustee          Penn Mutual Life Insurance Company; Executive Vice
Philadelphia, PA 19172                            President, The New England Mutual Life Insurance
                                                  Company (prior thereto).
----------------------------------------------------------------------------------------------------------
Julia Chang Bloch            Trustee              Visiting Professor, Institute of International Relations in
1743 22nd Street, NW                              Beijing, China, and distinguished adviser, American
Washington, DC 20008                              Studies Center (April 1998 to present); President, US-Japan
                                                  Foundation (July 1996 to March 1998); Group Executive Vice
                                                  President, Bank America NT & SA (June 1993 to June 1996).
----------------------------------------------------------------------------------------------------------
James A. Hagen               Trustee              Retired (since May 1996), Chairman of the Board, Conrail,
2040 Montrose Lane                                Inc. (prior thereto).
Wilmington, NC 28405
----------------------------------------------------------------------------------------------------------
Philip E. Lippincott         Trustee              Retired (since April 1994), Chairman and Chief Executive
4301 Bayberry Drive                               Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
----------------------------------------------------------------------------------------------------------
John F. McCaughan            Trustee              Retired Chairman, (since 1996), Chairman of the Board
921 Pebble Hill Road                              (prior thereto), Betz Laboratories, Inc.
Doylestown, PA  18901
----------------------------------------------------------------------------------------------------------
Alan B. Miller               Trustee              Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
----------------------------------------------------------------------------------------------------------

Edmond F. Notebaert          Trustee              Consultant (since 2000), President and Chief Executive
200 Wyllpen Drive                                 Officer  (1987-2000), The Children's Hospital of
West Chester, PA 19380                            Philadelphia.

----------------------------------------------------------------------------------------------------------
Robert H. Rock               Trustee              President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th Floor
Philadelphia, PA 19103
----------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.         Trustee              Co-Chairman of the Board, (since 2000), President and
1801 Market Street                                Chief Executive Officer (prior thereto), Janney Montgomery
Philadelphia, PA 19103                            Scott Inc. (a securities broker/dealer and subsidiary of The
                                                  Penn Mutual Life Insurance Company).
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr., Esq. Trustee             Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
----------------------------------------------------------------------------------------------------------

         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

SENIOR OFFICERS

NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------

John M. Albanese             Executive Vice President, Systems and Service (since June 2000); Senior Vice
The Penn Mutual Life         President, Customer Service and Information Systems (June 1997-June 2000),
Insurance Company            Vice President, Information Systems Application (prior thereto), The Penn
Philadelphia, PA 19172       Mutual Life Insurance Company.

--------------------------------------------------------------------------------------------------------------
Michael A. Biondolillo       Senior Vice President, Human Resources (since June 1997);  Corporate Vice
The Penn Mutual Life         President and General Manager, Human Resources and Quality, MG Industries,
Insurance Company            America (prior thereto).
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------
Nancy S. Brodie              Executive Vice President and Chief Financial Officer (since December 1995),
The Penn Mutual Life         Senior Vice President and Chief Financial Officer prior thereto.  The Penn Mutual
Insurance Company            Life Insurance Company .
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------

Bill D. Fife                 Senior Vice President, Independence Financial Network (since January 2000),
The Penn Mutual Life         Regional Vice President, Independence Financial Network (1997-2000), The Penn
Insurance Company            Mutual Life Insurance Company; Vice President of Agencies (1994-1997), Aetna
Philadelphia, PA 19172       Life and Casualty.
--------------------------------------------------------------------------------------------------------------
Larry L. Mast                Executive Vice President, The Penn Mutual Life Insurance Company (May 1997
The Penn Mutual Life         to present).  Formerly  Senior Vice President, Lafayette Life Insurance Company
Insurance Company            (September 1994 to May 1997).
Philadelphia, PA 19172
--------------------------------------------------------------------------------------------------------------
Nina M. Mulrooney            Senior Vice President (since July 1999), General Auditor (November 1991-July
The Penn Mutual Life         1999), Vice President, Market Conduct (since December 1997), Assistant Vice
Insurance Company            President, Corporate Accounting and Control (prior thereto), The Penn Mutual
Philadelphia, PA 19172       Life Insurance Company.
--------------------------------------------------------------------------------------------------------------
Peter M. Sherman             Executive Vice President (since December 1998), Chief Investment Officer (since
The Penn Mutual Life         May 1996), Senior Vice President (May 1996 to December 1996), Vice President,
Insurance Company            Investments (January 1996 to April 1996), The Penn Mutual Life Insurance
Philadelphia, PA,            19172 Company.
--------------------------------------------------------------------------------------------------------------

STATE REGULATION
         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS


         Actuarial matters included in this prospectus have been examined by Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.


LITIGATION

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

INDEPENDENT AUDITORS

         Ernst & Young, LLP serves as independent auditors for The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

LEGAL MATTERS

         Morgan, Lewis & Bockius, LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

FINANCIAL STATEMENTS


         The financial statements of the Separate Account and Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                           MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+    BOND FUND+    BOND FUND+        FUND+
                                                        ------------    ------------    -----------   -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares .....................................                    28,936,089      1,144,976     1,245,138      1,338,521
Cost .................................................  $515,807,369     $28,936,089    $11,908,218   $11,422,140    $36,116,948

ASSETS:
Investments at market value ..........................  $491,020,014     $28,936,089    $11,827,599   $ 9,276,278    $27,024,739
Dividends receivable .................................       151,148         151,148              -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company ..        51,336          69,542          3,278         2,475          5,085

                                                        ------------     -----------    -----------   -----------    -----------
NET ASSETS ...........................................  $491,119,826     $29,017,695    $11,824,321   $ 9,273,803    $27,019,654
                                                        ============     ===========    ===========   ===========    ===========


[RESTUBBED]
                                                        -------------------------------------------------------------------------
                                                         LARGE CAP        FLEXIBLY                     SMALL CAP       EMERGING
                                                           VALUE          MANAGED     INTERNATIONAL      VALUE          GROWTH
                                                          FUND* +          FUND+      EQUITY FUND+      FUND** +         FUND+
                                                        -----------     -----------   ------------    -----------     -----------
INVESTMENT IN COMMON STOCK
Number of Shares .....................................    2,365,261       3,348,657      2,272,158      1,122,075       1,416,673
Cost .................................................  $46,432,261     $62,877,727    $40,727,522    $14,887,835     $41,703,864

ASSETS:
Investments at market value ..........................  $42,740,258     $66,169,474    $37,808,711    $14,519,648     $35,260,980
Dividends receivable .................................            -               -              -              -               -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company ..      (89,924)         19,548         10,796          3,585           6,571

                                                        -----------     -----------    -----------    -----------     -----------
NET ASSETS ...........................................  $42,830,182     $66,149,926    $37,797,915    $14,516,063     $35,254,409
                                                        ===========     ===========    ===========    ===========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                           MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+    BOND FUND+    BOND FUND+        FUND+
                                                        ------------    ------------    -----------   -----------    -----------
INVESTMENT INCOME:
Dividends ............................................   $11,692,208      $1,461,357       $990,968   $1,880,302     $         -
EXPENSE:
Mortality and expense risk charges ...................     3,612,538         183,554         79,018       76,586         238,797
                                                        ------------     -----------    -----------   -----------    -----------

Net investment income (loss) .........................     8,079,670       1,277,803        911,950    1,803,716        (238,797)
                                                        ------------     -----------    -----------   -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ..........................................     7,149,947               -        (15,029)      (6,401)        (11,197)
Capital gains distributions ..........................    63,782,824               -        196,971            -      10,322,466
                                                        ------------     -----------    -----------   -----------    -----------

Net realized gains (losses) from investment
     transactions ....................................    70,932,771               -        181,942       (6,401)     10,311,269
Net change in unrealized appreciation (depreciation)
     of investments ..................................  (108,806,508)              -        (73,772)  (2,222,318)    (19,405,180)
                                                        ------------     -----------    -----------   -----------    -----------

Net realized and unrealized gains (losses) on
     investments .....................................   (37,873,737)              -        108,170   (2,228,719)     (9,093,911)
                                                        ------------     -----------    -----------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................  $(29,794,067)    $ 1,277,803    $ 1,020,120   $ (425,003)    $(9,332,708)
                                                        ============     ===========    ===========   ===========    ===========

[RESTUBBED]

-----------------------------------------------------------------------------------------------------------------------------------


                                                          LARGE CAP        FLEXIBLY                     SMALL CAP       EMERGING
                                                            VALUE          MANAGED     INTERNATIONAL      VALUE          GROWTH
                                                           FUND* +          FUND+      EQUITY FUND+      FUND** +         FUND+
                                                         -----------     -----------   ------------    -----------     -----------
INVESTMENT INCOME:
Dividends ............................................      $913,220      $4,074,995       $178,293       $110,356     $         -
EXPENSE:
Mortality and expense risk charges ...................       346,577         522,881        166,218        103,949         285,717
                                                         -----------     -----------    -----------    -----------     -----------

Net investment income (loss) .........................       566,643       3,552,114         12,075          6,407        (285,717)
                                                         -----------     -----------    -----------    -----------     -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ..........................................      (296,676)         22,896        329,487        (15,137)       (373,390)
Capital gains distributions ..........................    11,325,033       7,247,195      8,762,272      1,321,878      10,436,930
                                                         -----------     -----------    -----------    -----------     -----------

Net realized gains (losses) from investment
     transactions ....................................    11,028,357       7,270,091      9,091,759      1,306,741      10,063,540
Net change in unrealized appreciation (depreciation)
     of investments ..................................    (7,432,472)        578,138    (16,503,978)        47,419     (24,354,484)
                                                         -----------     -----------    -----------    -----------     -----------

Net realized and unrealized gains (losses) on
     investments .....................................     3,595,885       7,848,229     (7,412,219)     1,354,160     (14,290,944)
                                                         -----------     -----------    -----------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................   $ 4,162,528     $11,400,343    $(7,400,144)   $ 1,360,567    $(14,576,661)
                                                         ===========     ===========    ===========    ===========    ============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000 (CON'T)

-----------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                        MID CAP       MID CAP
                                                            MATURITY BOND    INDEX 500       GROWTH         VALUE        BALANCED
                                                               FUND+ +        FUND+ +        FUND+ +       FUND+ +      PORTFOLIO++
                                                             ----------     -----------    -----------   -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares ..........................................     182,415       6,385,669      1,581,159     1,256,475        667,464
Cost ......................................................  $1,836,182     $63,546,083    $16,189,813   $12,774,105    $11,816,188

ASSETS:
Investments at market value ...............................  $1,847,874     $57,981,873    $13,829,308   $14,981,259    $11,533,770
 Dividends receivable .....................................           -               -              -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company .......         504          (2,345)       (10,552)       (1,532)         1,824

                                                             ----------     -----------    -----------   -----------    -----------
NET ASSETS ................................................  $1,847,370     $57,984,218    $13,839,860   $14,982,791    $11,531,946
                                                             ==========     ===========    ===========   ===========    ===========

[RESTUBBED]

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                               EMERGING
                                                             EQUITY INCOME     GROWTH      ASSET MANAGER     MARKETS EQUITY
                                                             PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                             -------------  ------------   ------------   ---------------------
INVESTMENT IN COMMON STOCK
Number of Shares ..........................................     1,190,531      1,685,059       484,582            788,943
Cost ......................................................   $26,954,505    $71,593,265    $8,076,787         $8,007,837

ASSETS:
Investments at market value ...............................   $30,382,379    $73,552,854    $7,753,313         $5,593,608
 Dividends receivable .....................................             -              -             -                  -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company .......        15,298         14,469         1,888                826

                                                              -----------    -----------    ----------         ----------
NET ASSETS ................................................   $30,367,081    $73,538,385    $7,751,425         $5,592,782
                                                              ===========    ===========    ==========         ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000 (CON'T)

----------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                       MID CAP       MID CAP
                                                            MATURITY BOND   INDEX 500       GROWTH         VALUE       BALANCED
                                                               FUND+ +       FUND+ +        FUND+ +       FUND+ +     PORTFOLIO++
                                                             ----------   ------------   ------------   -----------   -----------
INVESTMENT INCOME:
Dividends .................................................  $ 175,819      $ 917,454     $        -      $ 129,377     $153,837
EXPENSE:
Mortality and expense risk charges ........................     12,322        387,903         93,061        102,500       87,092
                                                             ---------     ----------     ----------    -----------   -----------

Net investment income (loss) ..............................    163,497        529,551        (93,061)        26,877       66,745
                                                             ---------     ----------     ----------    -----------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ...............................................   (173,183)     6,431,688      3,406,715     (2,051,222)       5,119
Capital gains distributions ...............................     29,805        269,824        302,021      2,590,447    1,218,220
                                                             ---------     ----------     ----------    -----------   -----------

Net realized gains (losses) from investment
     transactions .........................................   (143,378)     6,701,512      3,708,736        539,225    1,223,339
Net change in unrealized appreciation (depreciation)
     of investments .......................................     89,794    (12,836,687)    (5,417,829)     1,976,653   (2,289,480)
                                                             ---------     ----------     ----------    -----------   -----------

Net realized and unrealized gains (losses) on
     investments ..........................................    (53,584)    (6,135,175)    (1,709,093)     2,515,878   (1,066,141)
                                                             ---------     ----------     ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................  $ 109,913    $(5,605,624)   $(1,802,154)   $ 2,542,755   $ (999,396)
                                                             =========    ===========    ===========    ===========   ===========

[RESTUBBED]

-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                               EMERGING
                                                             EQUITY INCOME     GROWTH      ASSET MANAGER     MARKETS EQUITY
                                                             PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                             -------------  ------------   ------------   ---------------------
INVESTMENT INCOME:
Dividends .................................................      $441,933         $66,516     $197,781         $          -
EXPENSE:
Mortality and expense risk charges ........................       229,477         589,870       59,480               47,536
                                                              -----------    ------------   ----------         ------------

Net investment income (loss) ..............................       212,456        (523,354)     138,301              (47,536)
                                                              -----------    ------------   ----------         ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ...............................................       (44,590)        (22,434)      (8,099)             (28,600)
Capital gains distributions ...............................     1,664,958       6,618,353      465,959            1,010,492
                                                              -----------    ------------   ----------         ------------

Net realized gains (losses) from investment
     transactions .........................................     1,620,368       6,595,919      457,860              981,892
Net change in unrealized appreciation (depreciation)
     of investments .......................................       182,081     (16,090,109)    (964,424)          (4,089,860)
                                                              -----------    ------------   ----------         ------------

Net realized and unrealized gains (losses) on
     investments ..........................................     1,802,449      (9,494,190)    (506,564)          (3,107,968)
                                                              -----------    ------------   ----------         ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................   $ 2,014,905    $(10,017,544)  $ (368,263)        $ (3,155,504)
                                                              ===========    ============   ==========         ============


+ Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.

+     Investment in Penn Series Funds, Inc.

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS - December 31, 2000

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

         GENERAL - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VULII, Cornerstone VULIII, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2000 and the reported amounts from operations and variable life activities during 2000 and 1999. Actual results could differ from those estimates.

         INVESTMENTS - Assets of Account I are invested in sub-accounts through shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust
(AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager; and The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the life contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

Sub-Account                         Previous Investment of old Fund                     New Investment of new Fund
-----------                         -------------------------------                     --------------------------
Limited Maturity Bond Fund                  $1,552,472                                           $1,552,472
Index 500 Fund                              53,125,341                                           53,125,341
Mid Cap Growth Fund                         10,115,721                                           10,115,721
Mid Cap Value Fund                          12,598,000                                           12,598,000

The disposition resulted in realized gains (losses) of $ (170,499), $ 6,413,483, $ 3,426,845 and $ (2,156,152) in the Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended December 31, 2000:

                                                 Purchases           Sales
                                                 ---------           -----
Money Market Fund ............................ $79,123,442       $76,501,529
Quality Bond Fund ............................   5,674,989         2,185,945
High Yield Bond Fund .........................   3,941,052         1,798,671
Growth Equity Fund ...........................  21,419,793         4,456,091
Large Cap Value  Fund ........................  20,236,228         9,067,871
Flexibly Managed Fund ........................  20,956,740        14,473,243
Small Cap Value Fund .........................   6,365,046         2,267,622
International Equity Fund ....................  65,839,499        45,638,526
Emerging Growth Fund .........................  37,303,782         7,218,137
Limited Maturity Bond Fund ...................   2,479,819         2,299,799
Index 500 Fund................................  80,122,142        52,582,148
Mid Cap Growth Fund...........................  18,385,547         8,154,117
Mid Cap Value Fund............................  18,721,504        18,476,135
Balanced Portfolio ...........................   7,110,540         1,224,986
Equity-Income Portfolio ......................   9,122,523         5,548,173
Growth Portfolio .............................  37,052,034         4,715,285
Asset Manager Portfolio ......................   3,756,257         1,207,693
Emerging Markets Equity (Int'l) Portfolio.....   5,747,618           879,159

NOTE 3. CONTRACT CHARGES

Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL III; Variable Estate Max is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable Estate Max; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III and Variable Estate Max policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed. If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estate Max policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

NOTE 4.  UNIT VALUES

     As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE LIFE CONTRACTS:             ACCUMULATION   ACCUMULATION                                        ACCUMULATION   ACCUMULATION
                                         UNITS       UNIT VALUE                                             UNITS       UNIT VALUE
                                         -----       ----------                                             -----       ----------
MONEY MARKET FUND                                                LIMITED MATURITY BOND FUND
Cornerstone VUL                         211,484          $13.51  Cornerstone VUL                            10,103          $13.63
Cornerstone VUL II                      539,237          $12.65  Cornerstone VUL II/Variable               108,827          $12.86
                                                                 Estate  Max
Cornerstone VUL III                   1,163,294          $10.75  Cornerstone VUL III                        28,750          $10.77
Variable Estate Max                     329,864          $12.66
Momentum Builder                        143,218          $18.56  INDEX 500 FUND
                                                                 Cornerstone VUL                           291,235          $16.75
                                                                 Cornerstone VUL II/Variable             2,365,050          $16.66
QUALITY BOND FUND                                                Estate  Max
Cornerstone VUL                         145,614          $15.74  Cornerstone VUL III                     1,462,595           $9.38
Cornerstone VUL II/Variable Estate      548,077          $14.75
Max
Cornerstone VUL III                     105,218          $11.13  MID CAP GROWTH FUND
Momentum Builder                         10,167          $26.99  Cornerstone VUL                           218,539          $19.31
                                                                 Cornerstone VUL II/Variable               478,954          $16.17
                                                                 Estate  Max
HIGH YIELD BOND FUND                                             Cornerstone VUL III                       216,134           $8.70
Cornerstone VUL                         168,607          $15.57
Cornerstone VUL II/Variable Estate      381,881          $14.17  MID CAP VALUE FUND
Max
Cornerstone VUL III                      66,627           $9.56  Cornerstone VUL                            87,088          $16.57
Momentum Builder                         22,329          $26.94  Cornerstone VUL II/Variable               729,053          $16.48
                                                                 Estate  Max
                                                                 Cornerstone VUL III                       135,503          $11.25
GROWTH EQUITY FUND
Cornerstone VUL                         306,998          $27.37  BALANCED PORTFOLIO
Cornerstone VUL II/Variable Estate      597,100          $23.65  Cornerstone VUL                           137,731          $22.26
Max
Cornerstone VUL III                     421,672           $8.63  Cornerstone VUL II/Variable               310,765          $19.82
                                                                 Estate  Max
Momentum Builder                         22,720          $37.50  Cornerstone VUL III                       192,958          $11.96

VARIABLE LIFE CONTRACTS:             ACCUMULATION   ACCUMULATION                                        ACCUMULATION   ACCUMULATION
                                         UNITS       UNIT VALUE                                             UNITS       UNIT VALUE
                                         -----       ----------                                             -----       ----------
LARGE CAP VALUE FUND                                             EQUITY-INCOME PORTFOLIO
Cornerstone VUL                         404,167          $26.94  Cornerstone VUL                           185,635          $21.70
Cornerstone VUL II/Variable Estate    1,296,627          $22.05  Cornerstone VUL II/Variable             1,080,914          $21.52
Max                                                              Estate  Max
Cornerstone VUL III                     303,841          $10.27  Cornerstone VUL III                       309,504           $9.94
Momentum Builder                          5,101          $44.44
                                                                 GROWTH PORTFOLIO
FLEXIBLY MANAGED FUND                                            Cornerstone VUL                           418,838          $28.87
Cornerstone VUL                         942,673          $24.81  Cornerstone VUL II/Variable             1,784,387          $28.63
                                                                 Estate  Max
Cornerstone VUL II/Variable Estate    1,982,289          $20.15  Cornerstone VUL III                     1,024,635          $10.12
Max
Cornerstone VUL III                     228,019          $12.00
Momentum Builder                          1,660          $42.29  ASSET MANAGER PORTFOLIO
                                                                 Cornerstone VUL                            61,608          $18.30
                                                                 Cornerstone VUL II/Variable               300,503          $18.14
INTERNATIONAL EQUITY FUND                                        Estate  Max
Cornerstone VUL                         479,609          $22.71  Cornerstone VUL III                       119,415           $9.81
Cornerstone VUL II/Variable Estate    1,141,769          $19.68
Max
Cornerstone VUL III                     411,015          $10.79  EMERGING MARKETS EQUITY (INT'L)
                                                                 PORTFOLIO
SMALL CAP VALUE FUND                                             Cornerstone VUL                            89,392           $7.95
Cornerstone VUL                          90,309                  Cornerstone VUL II/Variable               434,573           $7.90
                                                         $16.21  Estate  Max
Cornerstone VUL II/Variable Estate      689,089          $16.08  Cornerstone VUL III                       173,804           $8.33
Max
Cornerstone VUL III                     189,666          $10.41

EMERGING GROWTH FUND
Cornerstone VUL                         137,532          $37.44
Cornerstone VUL II/Variable Estate      597,748          $37.23
Max
Cornerstone VUL III                     649,542          $12.09

                         REPORT OF INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statement of assets and liabilities of the Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, Small Cap Value Fund, International Equity Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Penn Mutual Variable Life Account I at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 30, 2001

------------------------------------------------------------------------------------------------------------------------
                          THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED
                                                     BALANCE SHEETS
------------------------------------------------------------------------------------------------------------------------

AS OF DECEMBER 31,                                                                   2000                   1999
------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS
Debt securities, at fair value                                                  $   4,760,084           $   4,733,261
Equity securities, at fair value                                                        4,132                   3,949
Mortgage loans on real estate                                                          17,528                  27,115
Real estate, net of accumulated depreciation                                           18,641                  15,461
Policy loans                                                                          652,564                 642,420
Short-term investments                                                                  5,146                   6,934
Other invested assets                                                                 192,209                 137,766
                                                                                --------------           ------------
         Total investments                                                          5,650,304               5,566,906

Cash and cash equivalents                                                              21,384                  37,481
Investment income due and accrued                                                      93,761                  89,254
Deferred acquisition costs                                                            535,237                 549,573
Amounts recoverable from reinsurers                                                   244,003                 220,847
Broker/dealer receivables                                                           1,321,752               1,143,702
Other assets                                                                          133,303                 109,818
Separate account assets                                                             2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL ASSETS                                                            $  10,708,016           $  10,582,947
                                                                                =============           =============

LIABILITIES

Reserves for future policy benefits                                             $   2,715,110           $   2,735,609
Other policyholder funds                                                            2,584,826               2,710,589
Policyholders' dividends payable                                                       28,422                  28,770
Broker/dealer payables                                                                913,483                 646,479
Accrued income tax payable                                                             78,790                  31,919
Other liabilities                                                                     458,137                 573,909
Separate account liabilities                                                        2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL LIABILITIES                                                           9,487,040               9,592,641
                                                                                -------------           -------------

EQUITY

Retained earnings                                                                   1,162,394               1,023,704
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                                         58,582                 (33,398)
                                                                                -------------           -------------

        TOTAL EQUITY                                                                1,220,976                 990,306
                                                                                -------------           -------------

            TOTAL LIABILITIES AND EQUITY                                        $  10,708,016           $  10,582,947
                                                                                =============           =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------
                            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                        CONSOLIDATED INCOME STATEMENTS
---------------------------------------------------------------------------------------------------------------------


FOR THE YEARS ENDED DECEMBER 31,                                          2000             1999           1998
----------------------------------------------------------------------------------------------------------------------

REVENUES
Premium and annuity considerations                                    $    129,158     $    130,516   $    154,615
Policy fee income                                                          146,200          131,709        114,681
Net investment income                                                      449,021          431,222        433,530
Net realized capital gains/(losses)                                         (8,256)             803          3,912
Broker/dealer fees and commissions                                         478,321          395,483        331,285
Other income                                                                26,825           24,895         15,543
                                                                      ------------     ------------   ------------

TOTAL REVENUE                                                            1,221,269        1,114,628      1,053,566
                                                                      ------------     ------------   ------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                           409,207          429,791        445,148
Policyholder dividends                                                      56,846           56,603         61,369
Decrease in reserves for future policy benefits                            (42,184)         (54,080)       (23,337)
General expenses                                                           270,328          238,603        205,698
Broker/dealer sales expense                                                258,340          216,712        180,255
Amortization of deferred acquisition costs                                  72,495           52,668         42,223

TOTAL BENEFITS AND EXPENSES                                              1,025,032          940,297        911,356
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES                      196,237          174,331        142,210
                                                                      ------------     ------------   ------------

Income taxes:
   Current                                                                  49,503           45,928         48,839
   Deferred                                                                  8,238           20,396          8,180
                                                                      ------------     ------------   ------------

TOTAL INCOME TAX EXPENSE                                                    57,741           66,324         57,019
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS                                          138,496          108,007         85,191
                                                                      ------------     ------------   ------------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $104, $(2,137) and $670)                          194           (3,968)         1,243

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                                   -          (24,480)             -
                                                                      ------------     ------------   ------------

          NET INCOME                                                  $    138,690     $     79,559   $     86,434
                                                                      ============     ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                      CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
-------------------------------------------------------------------------------------------------------------------------

                                                              OTHER
                                                         COMPREHENSIVE                 RETAINED               TOTAL
                                                         INCOME/(LOSS)                 EARNINGS               EQUITY
-------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 1998                              $       152,009             $       857,711        $    1,009,720

Net income for 1998                                                   -                      86,434                86,434
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
    net of reclassification adjustment                           45,130                           -                45,130
                                                                                                           --------------
Comprehensive Income                                                                                              131,564
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1998                                    197,139                     944,145             1,141,284

Net income for 1999                                                   -                      79,559                79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustment                         (230,537)                          -              (230,537)
                                                                                                           --------------
Comprehensive Loss                                                                                               (150,978)
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1999                                    (33,398)                  1,023,704               990,306

Net income for 2000                                                   -                     138,690               138,690
Other comprehensive income, net of tax
   Unrealized appreciation of securities,

   net of reclassification adjustment                            91,980                           -                91,980
                                                                                                           --------------
Comprehensive Income                                                                                              230,670
                                                         --------------             ---------------        --------------
BALANCE AT DECEMBER 31, 2000                             $       58,582             $     1,162,394        $    1,220,976
                                                         ==============             ===============        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED STATEMENTS OF CASH FLOWS
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $ 138,690       $ 79,559        $ 86,434
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                          (92,100)       (78,644)        (72,356)
  Amortization of deferred acquisition costs                                           72,495         52,668          42,223
  Policy fees on universal life and investment contracts                              (82,557)       (80,456)       (120,315)
  Interest credited on universal life and investment contracts                        130,473        132,213         146,081
  Depreciation and amortization                                                         4,440          6,294           4,750
  Net realized capital (gains)/losses                                                   8,256           (803)         (3,912)
  Net realized loss on sale of discontinued operations                                      -         37,661               -
  (Increase)/decrease in investment income due and accrued                             (4,507)        14,954          (1,136)
  (Increase) in amounts recoverable from reinsurers                                   (23,156)       (18,419)         (6,372)
  (Decrease) in reserves for future policy benefits                                   (20,499)       (25,710)         (8,696)
  Increase/(decrease) in accrued income tax payable                                    (2,684)        13,222          25,622
  Other, net                                                                          (15,259)        (4,142)          2,512
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                                        113,592        128,397          94,835
                                                                                  -----------       --------        --------

                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                                2,310,160      1,624,576       1,837,209
  Equity securities                                                                    39,963         12,003          35,496
  Real estate                                                                             366            853           9,937
  Other                                                                                   376          3,884          18,074

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                                  335,882        415,888         496,283
  Mortgage loans                                                                        7,949         17,596           2,357
  Other                                                                                 6,768          3,963               -

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                               (2,541,312)    (1,752,394)     (2,315,067)
  Equity securities                                                                   (36,824)       (12,097)        (26,390)
  Real estate                                                                             (97)        (1,366)           (293)
  Other                                                                               (41,109)       (39,139)        (17,917)


Change in policy loans, net                                                           (10,144)        (4,044)          4,613
(Increase)/decrease in short-term investments, net                                      1,788         (5,910)         42,446
Purchases of furniture and equipment, net                                              (9,629)       (10,900)         (9,446)
Sale of discontinued operations                                                             -       (160,332)              -
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                                         64,137         92,581          77,302
                                                                                  -----------       --------        --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                    CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                              $   643,805    $   605,568     $   589,070
Withdrawals from universal life and investment contracts                             (747,843)      (641,296)       (605,821)
Transfers to separate accounts                                                        (67,992)      (146,981)       (147,708)
Issuance/(repayment) of debt                                                         (110,750)       167,228          90,772
(Increase)/decrease in net broker dealer receivables                                   88,954       (192,484)       (111,046)
                                                                                  -----------    -----------      ----------

     NET CASH USED BY FINANCING ACTIVITIES                                           (193,826)      (207,965)       (184,733)
                                                                                  -----------    -----------      ----------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                             (16,097)        13,013         (12,596)

CASH AND CASH EQUIVALENTS
     BEGINNING OF THE YEAR                                                             37,481         24,468          37,064
                                                                                  -----------    -----------      ----------
     END OF THE YEAR                                                              $    21,384    $    37,481      $   24,468
                                                                                  ===========    ===========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings, which may increase the volatility of reported net income. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which addresses certain issues arising from the implementation of SFAS 133. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 on January 1, 2001, its effective date, will not be material, as most provisions are applied prospectively.

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include private equity limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $55,884 and $50,971 at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $8,835, $8,441 and $8,586 for the years ended December 31, 2000, 1999 and 1998 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,999 and $17,228 at December 31, 2000 and 1999, respectively. Goodwill amortization was $1,229, $1,008 and $806 for 2000, 1999 and 1998 respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2000, participating insurance expressed as a percentage of insurance in force is 92%, and as a percentage of premium income is 88%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2000.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $16,366 and $8,703 as of December 31, 2000 and 1999, respectively.

                                                                          DECEMBER 31, 2000
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $    311,509      $   5,716       $   5,804       $   311,421
States and political subdivisions                             -              -               -                 -
Foreign governments                                      19,902          1,854               -            21,756
Corporate securities                                  2,460,179         91,383          89,895         2,461,667
Mortgage and other asset-backed securities            1,912,491         64,967          12,439         1,965,019
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,704,081        163,920         108,138         4,759,863

Redeemable preferred stocks                                 240             -               19               221
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,704,321      $ 163,920       $ 108,157       $ 4,760,084
                                                   ============      =========       =========       ===========


                                                                          DECEMBER 31, 1999
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $     10,527      $     119       $     178       $    10,468
States and political subdivisions                        11,600              -              58            11,542
Foreign governments                                      19,854            758               -            20,612
Corporate securities                                  2,678,302         69,875         116,357         2,631,820
Mortgage and other asset-backed securities            2,106,506          9,975          58,011         2,058,470
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,826,789         80,727         174,604         4,732,912

Redeemable preferred stocks                                 360              -              11               349
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,827,149      $  80,727       $ 174,615       $ 4,733,261
                                                   ============      =========       =========       ===========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2000 by contractual maturity.

                                                      AMORTIZED
Years to maturity:                                       COST        FAIR VALUE
                                                    ------------    ------------

One or less                                         $    90,496    $    81,026
After one through five                                  515,410        525,797
After five through ten                                  784,832        805,453
After ten                                             1,400,852      1,382,568
Mortgage and other asset-backed securities            1,912,491      1,965,019
                                                    -----------    -----------
     Total bonds                                      4,704,081      4,759,863
Redeemable preferred stocks                                 240            221
                                                    -----------    -----------
     TOTAL                                          $ 4,704,321    $ 4,760,084
                                                    ===========    ===========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.3 years.

At December 31, 2000, the Company held $1,965,019 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,433,583 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $531,436. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,446,532 are rated AAA and include $17,780 of interest-only tranches. As of December 31, 2000 and 1999, the Company's investments included $331,856 and $370,541, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 27% and 37% of equity at December 31, 2000 and 1999, respectively.

At December 31, 2000, the largest industry concentration of the Company's portfolio was investments in the utility industry of $651,025 representing 14% of the total debt portfolio.

Proceeds during 2000, 1999 and 1998 from sales of available-for-sale securities were $2,323,718, $1,623,191, and $1,931,269, respectively. Gross gains and gross losses realized on those sales were $27,008 and $41,195, respectively, during 2000, $18,843 and $17,702, respectively, during 1999, and $37,324 and $35,257, respectively, during 1998.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2000 and 1999, debt securities with amortized cost totaling $177,104 and $218,351, respectively, were less than investment grade. At December 31, 2000 and 1999, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2000 and 1999.

EQUITY SECURITIES
During 2000, 1999 and 1998, the proceeds from sales of equity securities amounted to $39,963, $12,003 and $35,496, respectively. The gross gains and gross losses realized on those sales were $3,872 and $833, $89 and $352 and $3,095 and $239 for 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

MORTGAGE LOANS
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                             2000                    1999
                                           --------               ---------
PROPERTY TYPE
   Office building                        $   1,234               $   1,366
   Retail                                     4,782                   8,414
   Dwellings                                  9,312                  16,062
   Other                                      2,200                   2,773
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========


                                             2000                    1999
                                           --------               ---------
GEOGRAPHIC CONCENTRATION
   Northeast                              $   1,940               $   5,506
   Midwest                                    5,282                   5,515
   South                                      4,781                  11,612
   West                                       5,525                   5,982
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                             2000                    1999
                                          ---------               ---------

Balance at January 1                      $   1,500               $   3,800
   Reduction in provision                    (1,500)                 (2,300)
   Charge-offs                                    -                       -
                                          ---------               ---------
Balance at December 31                    $       -               $   1,500
                                          =========               =========

As of December 31, 2000 and 1999, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 2000 and 1999, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 2000 and 1999, the mortgage loan portfolio included $1,940 and $2,275, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $266 and $305 in 2000 and 1999, respectively. Gross interest income from these loans included in net investment income totaled $186 and $211 in 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2000 and 1999, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 2000. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

OTHER
Investments on deposit with regulatory authorities as required by law were $6,424 and $6,444 at December 31, 2000 and 1999, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                    2000                1999               1998
                                                 ----------          ----------         ---------
Debt securities                                  $  366,177          $  385,963         $ 395,628
Equity securities                                       248                 311               206
Mortgage loans                                        2,129               2,706             4,268
Real estate                                           2,209               2,209             2,903
Policy loans                                         42,562              39,371            39,760
Short-term investments                                2,158                 830             2,032
Other invested assets                                41,554              17,446            11,330
                                                 ----------           ---------         ---------
Gross investment income                             457,037             448,836           456,127

      Less: Investment expense                        7,280              11,104            11,430

      Less: Discontinued operations                     736               6,510            11,167
                                                 ----------           ---------         ---------
Investment income, net                           $  449,021          $  431,222         $ 433,530
                                                 ==========          ==========         =========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $2,166, $1,066 and $235 in 2000, 1999 and 1998, respectively.

                                                        2000            1999          1998
                                                      ---------       ---------     --------
Debt securities                                       $ (14,187)      $  (4,506)    $    110
Equity securities                                         3,039            (263)       2,856
Mortgage loans                                            1,500           2,300          210
Real estate                                               4,366             173        4,148
Other                                                    (4,721)          2,430       (2,109)
Amortization of deferred acquisition costs                1,747             669       (1,303)
                                                      ---------       ---------     --------
Net realized gains/(losses)                           $  (8,256)      $     803     $  3,912
                                                      =========       =========     ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                          2000               1999               1998
                                                       ----------         ----------         ----------
Unrealized gains/(losses):
     Debt securities                                   $  149,651         $ (477,036)        $   86,594
     Equity securities                                        283                (43)            (2,092)
     Other                                                 25,090              5,555             (2,091)
                                                       ----------         ----------         ----------
                                                          175,024           (471,524)            82,411
                                                       ----------         ----------         ----------
Less:
     Deferred policy acquisition costs                    (33,489)           117,050            (12,841)
     Deferred income taxes                                (49,555)           123,937            (24,440)
                                                       ----------         ----------         ----------
Net change in unrealized gains/(losses)                $   91,980         $ (230,537)        $   45,130
                                                       ==========         ==========         ==========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                             2000                1999               1998
                                                      -----------         ----------         ----------
Unrealized holding gains/(losses) arising
     during period                                    $   101,844         $ (255,859)        $   53,576
Reclassification adjustment for gains included
     in net income                                          9,864            (25,322)             8,446
                                                      -----------         ----------         ----------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                    $    91,980         $ (230,537)        $   45,130
                                                      ===========         ==========         ==========

Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense/(benefits) of $(5,311), $13,635, and $(7,679), respectively, and $(7,581), $11,760, and
$(5,815), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


4.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2000 and 1999.

                                                                    2000                               1999
                                                      ---------------------------------  ---------------------------------
                                                         CARRYING           FAIR            CARRYING            FAIR
                                                          VALUE             VALUE            VALUE              VALUE
                                                      -------------     ---------------  -------------     ---------------
   FINANCIAL ASSETS:
      Debt securities, available for sale              $  4,760,084    $  4,760,084       $  4,733,261     $  4,733,261
      Equity securities
           Common stock                                         133             133                276              276
           Non-redeemable preferred stocks                    3,999           3,999              3,673            3,673
      Mortgage loans                                         17,528          18,865             27,115           28,615
      Policy loans                                          652,564         629,847            642,420          612,501
      Cash and cash equivalents                              21,384          21,384             37,481           37,481
      Short-term investments                                  5,146           5,146              6,934            6,934
      Separate account assets                             2,708,272       2,708,272          2,865,366        2,865,366


   FINANCIAL LIABILITIES:
      Investment-type contracts
           Individual annuities                        $    877,047    $    897,433       $    997,686     $  1,011,298
           Group annuities                                   73,939          73,082            108,251          106,566
           Other policyholder funds                         336,306         336,306            339,937          339,937
                                                      -------------    ------------       ------------     ------------
     Total policyholder funds                             1,287,292       1,306,821          1,445,874        1,457,801
     Policyholder's dividends payable                        28,422          28,422             28,770           28,770
     Separate account liabilities                         2,708,272       2,708,272          2,865,366        2,865,366

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 2000, the Company had no interest rate swaps. As of December 31, 1999, the Company had interest rate swaps with aggregate notional amounts equal to $20,000, with average unexpired terms of 7 months. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $315,579 and $34,457 as of December 31, 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                             2000           1999
                                           ---------      --------
DEFERRED TAX ASSETS:
 Future policy benefits                    $ 88,190       $ 90,877
 Policyholders' dividends payable             9,888         10,010
 Allowances for investment losses             6,397          6,153
 Employee benefit liabilities                32,183         30,479
 Unrealized investment losses                     -         17,934
 Other                                       17,508         17,256
                                           --------       --------
  Total deferred tax asset                  154,166        172,709
                                           --------       --------

DEFERRED TAX LIABILITIES:
 Deferred acquisition costs                 149,994        145,360
 Unrealized investment gains                 31,974              -
 Other                                       21,027         18,484
                                           --------       --------
  Total deferred tax liability              202,995        163,844
                                           --------       --------
Net deferred tax liability/(asset)           48,829         (8,865)
Tax currently payable                        29,961         40,784
                                           --------       --------
ACCRUED INCOME TAX PAYABLE                 $ 78,790       $ 31,919
                                           ========       ========

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                        2000             1999              1998
                                                      ---------       ----------        ---------
Tax expense at 35%                                   $   68,787       $   45,697        $  50,443
Increase in income taxes resulting
from:
   Differential earnings amount                               -            3,010            2,681
   Dividends received deduction                         (13,042)          (1,712)          (2,206)
   Other                                                  2,100            4,011            6,771
                                                     ----------       ----------        ---------
FEDERAL INCOME TAX EXPENSE                           $   57,845       $   51,006        $  57,689
                                                     ==========       ==========        =========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                                         2000             1999               1998
                                                       --------        ---------           ---------
Continuing operations                                 $  57,741        $  66,324          $   57,019
Discontinued operations:
   Operations                                               104           (2,137)                670
   Sale                                                       -          (13,181)                  -
                                                      ---------        ---------          ----------
TOTAL FEDERAL INCOME TAX EXPENSE                      $  57,845        $  51,006          $   57,689
                                                      =========        =========          ==========

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit Obligation                             $  (82,239)   $  (90,293)      $  (17,854)    $ (27,808)
Fair value of plan assets                          58,647        63,616                -             -
                                               ----------    ----------       ----------     ---------
Funded Status                                  $  (23,592)   $  (26,677)      $  (17,854)    $ (27,808)
                                              ===========    ==========       ==========     =========

Accrued benefit cost recognized in the
   consolidated balance sheet                  $  (28,945)   $  (25,861)      $  (41,838)    $ (44,205)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------

Discount rate                                    7.75%          6.75%            7.75%         6.75%
Expected return on plan assets                   8.00%          8.00%               -             -
Rate of compensation increase                    5.50%          5.50%            5.50%         5.00%

At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. Assumed health care cost trend rates

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit cost (savings) recognized in            $  4,865      $  5,072         $  (823)      $   1,140
   consolidated income statement

Employer contribution                              1,781         1,741           1,543           1,493
Plan participants' contibution                         -             -               -               -
Benefits paid                                      3,727         3,593           1,543           1,493

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2000, 1999 and 1998, the expense recognized for these plans was $14,223, $11,192 and $9,526, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2000 and 1999 was $310,051 and $300,170, respectively.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                             ASSUMED             CEDED TO
                                          GROSS             FROM OTHER             OTHER                  NET
                                         AMOUNT             COMPANIES            COMPANIES              AMOUNT
                                     ----------------     ---------------     ----------------      ----------------
   DECEMBER 31, 2000:
     Life Insurance in Force          $ 37,108,237           $ 326,027         $ 10,108,995          $ 27,325,269
     Premiums                              153,853                   -               23,726               130,127
     Benefits                              442,273               7,272               39,636               409,909
     Reserves                            5,299,760                 176              243,802             5,056,134

   DECEMBER 31, 1999:
     Life Insurance in Force          $ 33,554,483           $ 353,382         $  8,185,527          $ 25,722,338
     Premiums                              149,187               6,399               16,803               138,783
     Benefits                              455,518              15,629               32,705               438,442
     Reserves                            5,446,024                 175              220,656             5,225,543

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

During 1998, the Company had gross premiums of $166,708, assumed premiums of $10,586 and ceded premiums of $5,940 and gross benefits of $457,239, assumed benefits of $15,710 and ceded benefits of $17,913. Reinsurance receivables with a carrying value of $223,386 and $205,559 were associated with a single reinsurer at December 31, 2000 and 1999, respectively.

For the years ended December 31, 2000 and 1999, the above numbers include premiums from discontinued operations of $969 and $8,267, respectively, and benefits from discontinued operations of $702 and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2000 and 1999, the Company had a reinsurance recoverable from the Reinsurers of $155,428 and $141,707, respectively, which was secured by investment grade securities with a market value of $159,915 and $155,046 held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2000 and 1999 include $8,180 and $7,458, respectively related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2000, 1999 and 1998 were $1,809, $16,855 and $28,854, respectively.

8. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are at an early stage; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2000, the Company had outstanding commitments totaling $81,520 relating to these investment activities. The fair value of these commitments approximates the face amount.

9. STATUTORY  INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

The combined insurance companies' statutory capital and surplus at December 31, 2000 and 1999 was $680,308 and $558,700, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2000, 1999 and 1998, was $122,792, $76,680 and $83,676, respectively.

The National Association of Insurance Commissioners has released a revised comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual - version effective January 1, 2001, (referred to as Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The domiciliary states of the Company and its insurance subsidiary have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiary use to prepare statutory-based financial statements. The Company does not expect the adoption of the provisions of the revised manual to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                         /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 29, 2001

--------------------------------------------------------------------------------

                                   APPENDIX A

--------------------------------------------------------------------------------

                         SAMPLE MINIMUM INITIAL PREMIUMS


The following table shows for Insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. The table assumes the Insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

      ISSUE AGE                                               MINIMUM INITIAL
      OF INSURED     SEX OF INSURED    BASE DEATH BENEFIT         PREMIUM
   -----------------------------------------------------------------------------
          25               M                $50,000                 $286
   -----------------------------------------------------------------------------
          30               F                $75,000                 $390
   -----------------------------------------------------------------------------
          35               M                $75,000                 $448
   -----------------------------------------------------------------------------
          40               F                $100,000                $640
   -----------------------------------------------------------------------------
          45               M                $100,000                $827
   -----------------------------------------------------------------------------
          50               F                $100,000                $975
   -----------------------------------------------------------------------------
          55               M                $100,000               $1,377
   -----------------------------------------------------------------------------
          60               F                $75,000                $1,155
   -----------------------------------------------------------------------------
          65               M                $75,000                $2,022
   -----------------------------------------------------------------------------
          70               F                $50,000                $1,327
   -----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   APPENDIX B

--------------------------------------------------------------------------------

  APPLICABLE PERCENTAGES UNDER THE GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST

  ATTAINED                   ATTAINED                    ATTAINED                   ATTAINED                   ATTAINED
    AGE        PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE      PERCENTAGE
    ---        ---------        ---       ----------       ---       ----------       ---       ----------       ---      ----------
    0-40          250%          51           178%           62          126%           73          109%           84         105%
     41           243%          52           171%           63          124%           74          107%           85         105%
     42           236%          53           164%           64          122%           75          105%           86         105%
     43           229%          54           157%           65          120%           76          105%           87         105%
     44           222%          55           150%           66          119%           77          105%           88         105%
     45           215%          56           146%           67          118%           78          105%           89         105%
     46           209%          57           142%           68          117%           79          105%           90         105%
     47           203%          58           138%           69          116%           80          105%           91         104%
     48           197%          59           134%           70          115%           81          105%           92         103%
     49           191%          60           130%           71          113%           82          105%           93         102%
     50           185%          61           128%           72          111%           83          105%         94-99        101%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST
      --------------------------------------------------------------------

                                 MALE NON-SMOKER
                                 ---------------

  ATTAINED                   ATTAINED                    ATTAINED                   ATTAINED                   ATTAINED
    AGE        PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE      PERCENTAGE
    ---        ----------       ---       ----------       ---       ----------       ---       ----------     --------   ----------
    0-19          N/A           36          417.61%         53         240.32%         69         156.24%         85        119.81%
     20         699.48%         37          403.76%         54         233.12%         70         152.83%         86        118.55%
     21         679.26%         38          390.40%         55         226.22%         71         149.57%         87        117.38%
     22         659.36%         39          377.52%         56         219.61%         72         146.49%         88        116.28%
     23         639.73%         40          365.11%         57         213.30%         73         143.58%         89        115.23%
     24         620.39%         41          353.15%         58         207.25%         74         140.85%         90        114.21%
     25         601.33%         42          341.65%         59         201.45%         75         138.30%         91        113.20%
     26         582.53%         43          330.57%         60         195.91%         76         135.91%         92        112.17%
     27         564.06%         44          319.91%         61         190.60%         77         133.67%         93        111.08%
     28         545.97%         45          309.63%         62         185.53%         78         131.57%         94        109.92%
     29         528.29%         46          299.75%         63         180.70%         79         129.58%         95        108.65%
     30         511.04%         47          290.24%         64         176.09%         80         127.70%         96        107.27%
     31         494.24%         48          281.10%         65         171.71%         81         125.91%         97        105.80%
     32         477.93%         49          272.29%         66         167.55%         82         124.22%         98        104.25%
     33         462.11%         50          263.82%         67         163.60%         83         122.64%         99        102.60%
     34         446.78%         51          255.67%         68         159.83%         84         121.17%        100        100.00%
     35         431.94%         52          247.84%

                                FEMALE NON-SMOKER

  ATTAINED                   ATTAINED                    ATTAINED                   ATTAINED                   ATTAINED
    AGE        PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE      PERCENTAGE
    ---        ----------       ---       ----------       ---       ----------       ---       ----------     --------   ----------
    0-19          N/A           36          468.31%         53         270.97%         69         171.23%         85        122.77%
     20         796.54%         37          452.83%         54         262.85%         70         166.87%         86        121.08%
     21         771.20%         38          437.93%         55         255.03%         71         162.66%         87        119.50%
     22         746.54%         39          423.58%         56         247.50%         72         158.63%         88        118.03%
     23         722.57%         40          409.78%         57         240.24%         73         154.80%         89        116.64%
     24         699.24%         41          396.51%         58         233.24%         74         151.16%         90        115.32%
     25         676.63%         42          383.77%         59         226.46%         75         147.74%         91        114.03%
     26         654.62%         43          371.51%         60         219.89%         76         144.52%         92        112.76%
     27         633.28%         44          359.71%         61         213.54%         77         141.49%         93        111.49%
     28         612.56%         45          348.34%         62         207.41%         78         138.64%         94        110.17%
     29         592.47%         46          337.38%         63         201.52%         79         135.95%         95        108.79%
     30         572.99%         47          326.82%         64         195.89%         80         133.39%         96        107.34%
     31         554.12%         48          316.63%         65         190.51%         81         130.98%         97        105.82%
     32         535.83%         49          306.81%         66         185.37%         82         128.71%         98        104.26%
     33         518.10%         50          297.34%         67         180.47%         83         126.58%         99        102.60%
     34         500.93%         51          288.22%         68         175.76%         84         124.60%        100        100.00%
     35         484.36%         52          279.43%

      SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST
      --------------------------------------------------------------------

                                   MALE SMOKER
                                   -----------

  ATTAINED                   ATTAINED                    ATTAINED                   ATTAINED                   ATTAINED
    AGE        PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE      PERCENTAGE
    ---        ----------       ---       ----------       ---       ----------       ---       ----------     --------   ----------
    0-19          N/A           36          342.96%         53         206.34%         69         144.93%         85        118.30%
     20         567.36%         37          331.98%         54         201.00%         70         142.45%         86        117.35%
     21         551.35%         38          321.41%         55         195.91%         71         140.09%         87        116.44%
     22         535.65%         39          311.26%         56         191.05%         72         137.84%         88        115.56%
     23         520.14%         40          301.52%         57         186.43%         73         135.71%         89        114.71%
     24         504.81%         41          292.18%         58         182.01%         74         133.71%         90        113.85%
     25         489.67%         42          283.23%         59         177.78%         75         131.84%         91        112.97%
     26         474.70%         43          274.66%         60         173.72%         76         130.10%         92        112.04%
     27         459.94%         44          266.46%         61         169.84%         77         128.48%         93        111.02%
     28         445.46%         45          258.59%         62         166.14%         78         126.96%         94        109.89%
     29         431.30%         46          251.07%         63         162.61%         79         125.52%         95        108.65%
     30         417.48%         47          243.85%         64         159.26%         80         124.15%         96        107.27%
     31         404.05%         48          236.93%         65         156.08%         81         122.84%         97        105.80%
     32         391.02%         49          230.29%         66         153.08%         82         121.59%         98        104.25%
     33         378.39%         50          223.92%         67         150.23%         83         120.42%         99        102.60%
     34         366.17%         51          217.79%         68         147.52%         84         119.32%        100        100.00%
     35         354.36%         52          211.94%

                                  FEMALE SMOKER
                                  -------------

  ATTAINED                   ATTAINED                    ATTAINED                   ATTAINED                   ATTAINED
    AGE        PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE       PERCENTAGE       AGE      PERCENTAGE
    ---        ----------       ---       ----------       ---       ----------       ---       ----------     --------   ----------
    0-19          N/A           36          413.45%         53         247.46%         69         163.93%         85        121.86%
     20         700.22%         37          400.10%         54         240.74%         70         160.19%         86        120.34%
     21         677.90%         38          387.29%         55         234.28%         71         156.56%         87        118.94%
     22         656.20%         39          375.01%         56         228.06%         72         153.07%         88        117.61%
     23         635.13%         40          363.24%         57         222.06%         73         149.74%         89        116.35%
     24         614.65%         41          351.98%         58         216.25%         74         146.59%         90        115.11%
     25         594.81%         42          341.22%         59         210.60%         75         143.63%         91        113.90%
     26         575.52%         43          330.93%         60         205.10%         76         140.85%         92        112.70%
     27         556.84%         44          321.06%         61         199.75%         77         138.24%         93        111.46%
     28         538.74%         45          311.58%         62         194.58%         78         135.78%         94        110.17%
     29         521.19%         46          302.46%         63         189.59%         79         133.44%         95        108.79%
     30         504.21%         47          293.69%         64         184.82%         80         131.22%         96        107.34%
     31         487.80%         48          285.25%         65         180.27%         81         129.11%         97        105.82%
     32         471.91%         49          277.11%         66         175.93%         82         127.12%         98        104.26%
     33         456.54%         50          269.27%         67         171.78%         83         125.23%         99        102.60%
     34         441.67%         51          261.73%         68         167.79%         84         123.48%        100        100.00%
     35         427.33%         52          254.46%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   PROSPECTUS
                                       FOR
                               CORNERSTONE VUL IV
     a flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this Prospectus.

-------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                           MANAGER
         Money Market Fund                                        Independence Capital Management, Inc.
         Limited Maturity Bond Fund                               Independence Capital Management, Inc.
         Quality Bond Fund                                        Independence Capital Management, Inc.
         High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
         Growth Equity Fund                                       Independence Capital Management, Inc.
         Large Cap Value Fund                                     Putnam Investment Management, LLC
         Index 500 Fund                                           Wells Capital Management Incorporated
         Mid Cap Growth Fund                                      Turner Investment Partners, Inc.
         Mid Cap Value Fund                                       Neuberger Berman Management Inc.
         Emerging Growth Fund                                     RS Investment Management, Inc.
         Small Cap Value Fund                                     Royce & Associates, Inc.
         International Equity Fund                                Vontobel USA Inc.
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                        MANAGER
         Balanced Portfolio                                       Neuberger Berman Management Inc.
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND            MANAGER
         Equity-Income Portfolio                                  Fidelity Management & Research Company
         Growth Portfolio                                         Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II         MANAGER
         Asset Manager Portfolio                                  Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.          MANAGER
         Emerging Markets Equity (International) Portfolio        Morgan Stanley Asset Management
-------------------------------------------------------------------------------------------------------------------

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   May 1, 2001

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.


         o The next section is the "Additional Information" section. It gives additional information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 25.

         o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 38.


         o Appendices A, B, C and D are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help you understand how the Policy works.

                                   **********

         THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.


Question                                                                  Page
What Is the Policy?.........................................................4

Who Owns the Policy?........................................................4

What Payments Must Be Made Under the Policy?................................5

How Will the Value of the Policy Change Over Time?..........................7

What Are the Fees and Charges Under the Policy?.............................7

What Are the Supplemental Benefit Riders That I Can Buy?...................11

What Are the Fees and Expenses Paid by the Investment Funds?...............14

Are There Other Charges That Penn Mutual Could Deduct in the Future?.......16

How Can I Change My Policy's Investment Allocations?.......................16

What Is a Policy Loan?.....................................................17

How Can I Withdraw Money from My Policy?...................................18

What Is the Timing of Transactions Under the Policy?.......................19

How Much Life Insurance Does the Policy Provide?...........................19

Can I Change Insurance Coverage Under My Policy?...........................21

Do I Have the Right to Cancel My Policy?...................................22

Can I Choose Different Payout Options Under My Policy?.....................22

How Is the Policy Treated For Federal Income Tax Purposes?.................22

How Do I Communicate With Penn Mutual?.....................................23

How Does Penn Mutual Communicate With Me?..................................24

WHAT IS THE POLICY?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

         o Determine when and how much you pay to us under the Policy

         o Determine when and how much to allocate your policy value to the investment options

         o Borrow from your Policy

         o Change the beneficiary who will receive the death benefit

         o Change the amount of insurance protection

         o Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of the proposed insured. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

         The maturity date of a Policy is the policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon written request of the owner, the policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST BE MADE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code and you could incur a penalty on the amount you take out of the Policy. We will monitor your Policy and will attempt to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES? below.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS


         If you pay premiums by check it must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.


         We will also accept premiums:

         o by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

                    (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

                    (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.


         The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? later in this section.


LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT.

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE later in this section. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW WILL THE VALUE OF THE POLICY CHANGE OVER TIME?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first premium will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o the net premiums you have paid,

         o plus or minus the investment results in the part of your policy value allocated to the variable investment options,

         o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

         o minus policy charges we deduct, and

         o minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? later in this section.

         For more information on policy values and the variable and fixed investment options, see MORE INFORMATION ABOUT POLICY VALUES in the ADDITIONAL INFORMATION section of this prospectus.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

o Premium Charge - 7.5% (currently reduced to 5.0% of all premiums paid) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 1.5% of all premiums paid) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Administrative Charge - A monthly charge to help cover our administrative costs. This charge is a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Mortality and Expense Risk Charge - A monthly charge to cover mortality and expense risks. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration. The charges are deducted pro-rata from your variable investment accounts. We will notify you in advance if we change our current rates. We may realize a profit from the charges, and if we do, it will become part of our surplus.

         This charge has two parts:

         (1) Mortality and Expense Risk Face Amount Charge. For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase. The charge is equal to the current rate stated in Appendix B to this prospectus times each $1,000 of the initial or increased specified amount of insurance. The charge varies with the issue age of the insured or the age of the insured on the effective date of the increase. Current and guaranteed rates for the specified amount component are shown in Appendix B.

         (2) Mortality and Expense Risk Asset Charge. The current charge is equivalent to an annual effective rate of .45% of the first $50,000 of policy value, plus an annual rate of .15% of the policy value in excess of $50,000. The guaranteed charge is equivalent to an annual effective rate of .60% of the first $50,000 of policy value, plus an annual rate of .30% of the policy value in excess of $50,000.

o Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

TRANSFER CHARGE

         We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

         (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

SURRENDER DURING POLICY YEAR                            SURRENDER FACTOR
-------------------------------------------------------------------------------
1st through 7th                                         1.00
-------------------------------------------------------------------------------
8th                                                     0.80
-------------------------------------------------------------------------------
9th                                                     0.60
-------------------------------------------------------------------------------
10th                                                    0.40
-------------------------------------------------------------------------------
11th                                                    0.20
-------------------------------------------------------------------------------
12th and later                                          0
-------------------------------------------------------------------------------

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

         If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE
         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES
         This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

         We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

         Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

         We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

ACCIDENTAL DEATH BENEFIT

         This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

         This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

         Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased within the past year, we will deduct a charge of $0.10 per $1,000 of the increased specified amount. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

BUSINESS ACCOUNTING BENEFIT

         This Agreement provides enhanced early year cash surrender values for policies sold in certain limited corporate markets, such as 401(k)s and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan. Under this Agreement, we will deduct a monthly charge of $.03 per $1,000 of original specified amount of insurance assessed over the original surrender charge period and a monthly charge of $.03 per $1,000 of increases in the specified amount of insurance for the duration of the new surrender period. Decreases in coverage do not affect the charge for this Agreement. The $.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume. The benefits provided under the Agreement are subject to all provisions of the Agreement.

CHILDREN'S TERM INSURANCE AGREEMENT

         This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-first birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

         Under the Agreement, we will deduct a cost of insurance charge. We will also deduct a separate charge of $0.15 per $1,000 of specified amount of insurance without regard to the number of children, their ages or gender. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

         This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY COMPLETION BENEFIT

         This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

GUARANTEED CONTINUATION OF POLICY

         This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, the "total guaranteed continuation of policy premium" is equal to the stipulated premium. While this Agreement is in force, the allocation or transfer of amounts to variable investment options may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO EXTEND MATURITY DATE

         This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The option to extend the maturity date is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

         This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.

RETURN OF PREMIUM SUPPLEMENTAL TERM INSURANCE

         This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthiversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

SUPPLEMENTAL TERM INSURANCE AGREEMENT.

         This Agreement adds term insurance to the death benefit provided under the Policy. The Agreement modifies the death benefit options (as provided in the Policy) as follows.

         Option 1 - The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Agreement or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         Option 2 - The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Agreement and the policy value on the date of the insured's death or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         Additional information on the death benefit options appears later in this section under HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?


         The amount of term insurance added by the Agreement may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $5,000.


         The monthly deductions under the Policy may include a mortality and expense risk face amount charge applied to the amount of term insurance added to the Policy by the Agreement. We are not currently applying the charge to term insurance added by the Agreement, but may do so in the future. If a mortality and expense risk face amount charge is applied to term insurance added by the Agreement, it will not exceed the charges shown in the Additional Policy Specifications in the Policy. Guaranteed maximum mortality and expense risk face amount charges for term insurance added by the Agreement are shown in Appendix C.

         The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

         It may be to your economic advantage to add life insurance protection to the Policy through the Agreement. The total current charges that you pay for your insurance will be less with term insurance added by the Agreement. It also should be noted, however, that the guaranteed maximum charges under the Policy will be higher with a portion of the insurance added by the Agreement than they would be if all of the insurance were provided under the base Policy.

GENERAL RULES AND LIMITATIONS

         Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT ARE THE FEES AND EXPENSES PAID BY THE INVESTMENT FUNDS?

         The following tables show the fees and expenses paid by the investment funds.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)
------------------------------------------------------------------------
                                                 ADMINISTRATIVE                                      TOTAL
                               MANAGEMENT        AND CORPORATE       ACCOUNTING        OTHER          FUND
                                  FEES            SERVICE FEES          FEES         EXPENSES       EXPENSES
                                  ----            ------------          ----         --------       --------
Money Market...............       0.26%              0.15%              0.08%          0.09%         0.58%
Limited Maturity Bond......       0.30%              0.15%              0.09%          0.17%         0.71%

Quality Bond...............       0.37%              0.15%              0.08%          0.08%         0.68%
High Yield Bond (before
contractual fee waivers)...       0.52%              0.15%              0.08%          0.16%         0.91%
High Yield Bond (after
contractual fee waivers)...       0.50%              0.13%              0.08%          0.16%         0.87%
Flexibly Managed...........       0.57%              0.15%              0.05%          0.06%         0.83%
Growth Equity..............       0.57%              0.15%              0.06%          0.06%         0.84%
Large Cap Value............       0.57%              0.15%              0.06%          0.06%         0.84%

Index 500(1)...............       0.07%              0.15%              0.06%          0.09%         0.37%

Mid Cap Growth (before
contractual fee waivers)...       0.70%              0.15%              0.08%          0.14%         1.07%
Mid Cap Growth (after
contractual fee waivers)...       0.70%              0.08%              0.08%          0.14%         1.00%
Mid Cap Value..............       0.55%              0.15%              0.08%          0.12%         0.90%

Emerging Growth............       0.72%              0.15%              0.06%          0.08%         1.01%

Small Cap Value (before
contractual fee waivers)...       0.79%              0.15%              0.08%          0.07%         1.09%
Small Cap Value (after
contractual fee waivers)...       0.75%              0.15%              0.08%          0.07%         1.05%
International Equity.......       0.82%              0.15%              0.07%          0.12%         1.16%

THE EXPENSES ARE FOR THE LAST FISCAL YEAR.
(1) THE TOTAL EXPENSES FOR THE INDEX 500 FUND AFTER VOLUNTARY FEE WAIVER OF 0.12% BY THE FUND'S ADMINISTRATOR ARE 0.25%. THIS WAIVER IS VOLUNTARY AND, WHILE IT IS EXPECTED TO CONTINUE FOR THE FORESEEABLE FUTURE, IT CAN BE DISCONTINUED AT ANY TIME.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)
------------------------------------------------------------------------
                               MANAGEMENT,
                              ADVISORY AND
                             ADMINISTRATION           OTHER         TOTAL FUND
                                  FEES               EXPENSES        EXPENSES
                                  ----               --------        --------
Balanced...................       0.85%               0.14%            0.99%


(A) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS (EACH A "PORTFOLIO"). EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT EXPENSES PAID BY THE BALANCED PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES. SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)
------------------------------------------------------------------------

                              MANAGEMENT             OTHER         TOTAL FUND
                                 FEE                EXPENSES        EXPENSES
                                 ---                --------        --------
Equity-Income................    0.48%               0.08%           0.56%
Growth.......................    0.57%               0.08%           0.65%

(A) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. THE NET TOTAL OPERATING EXPENSES FOR THE EQUITY-INCOME AND GROWTH PORTFOLIOS WERE 0.55% AND 0.64%, RESPECTIVELY.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)
-----------------------------------------------------------------------

                              MANAGEMENT             OTHER         TOTAL FUND
                                 FEE                EXPENSES        EXPENSES
                                 ---                --------        --------
Asset Manager .............     0.53%                0.08%            0.61%

(A) THE EXPENSES PRESENTED ARE FOR THE LAST FISCAL YEAR.

MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)
------------------------------------------------------------------------

                                                                        TOTAL
                                             MANAGEMENT     OTHER        FUND
                                                FEE        EXPENSES    EXPENSES
                                                ---        --------    --------
Emerging Markets Equity (International)(1)...   1.25%       0.71%       1.96%


(1) THE TOTAL EXPENSES FOR THE EMERGING MARKETS EQUITY (INTERNATIONAL) FUND AFTER A VOLUNTARY FEE WAIVER OF 0.21% BY THE FUND'S ADVISER ARE 1.75%. THE ADVISER MAY TERMINATE THIS VOLUNTARY WAIVER AT ANY TIME AT ITS SOLE DISCRETION.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o we may defer transfers under certain conditions;

         o transfers may not be made during the free look period;

         o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year;

         o the maximum amount that may be transferred out of the fixed interest option is limited to the greater of $5,000 or 25% of the accumulated value of the fixed interest option;

         o the amount that may be transferred excludes any amount held in the policy loan account.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

DOLLAR COST AVERAGING

         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

ASSET REBALANCING

         This program automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may discontinue the program at any time.

WHAT IS A POLICY LOAN?

         You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the variable investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the options. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. SEE FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus.

         The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM MY POLICY?

FULL SURRENDER

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

PARTIAL SURRENDER

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o no more than four partial surrenders may be made in a policy year;

         o each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

         If you elected the Option 1 insurance coverage (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? below), a partial surrender may reduce your specific amount of insurance.

         If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

DEATH BENEFIT OPTIONS

         When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

         o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         o Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or
           (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. Tables showing "applicable percentages" are included in Appendix D.


         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.


         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

IRC QUALIFICATION

         For a Policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass ONE of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

         o Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

         o Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

         The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

         The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

CAN I CHANGE INSURANCE COVERAGE UNDER MY POLICY?

CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $50,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year;

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

         You may increase the specified amount of insurance, subject to the following conditions:

         o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

         o you must return your policy so we can amend it to reflect the increase;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

         o no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

         o no decrease may be made within one year of an increase in the specified amount;

         o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

EXCHANGE OF POLICIES

         For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider.

TAX CONSEQUENCES

         See FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

DO I HAVE THE RIGHT TO CANCEL MY POLICY?

         You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

         In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER MY POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED FOR FEDERAL INCOME TAX PURPOSES?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investments in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see FEDERAL INCOME TAX CONSIDERATIONS in the ADDITIONAL INFORMATION section of this prospectus.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:


         o policy loans in excess of $25,000, and full and partial surrenders


         o change of death benefit option

         o changes in specified amount of insurance

         o change of beneficiary

         o election of payment option for Policy proceeds, and


         o tax withholding elections.


         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS


         You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorizing form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether. We may require certain identifying information to process a telephone transfer.


HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized check), or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

ADDITIONAL INFORMATION


         This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.


Contents of this Section                                                                                     Page
-----------------------------------------------------------------------------------------------------------------
The Penn Mutual Life Insurance Company.........................................................................26

Penn Mutual Variable Life Account I............................................................................26

The Funds......................................................................................................27

More Information about Policy Values...........................................................................30

Federal Income Tax Considerations..............................................................................31

Sale of Policies...............................................................................................34

Penn Mutual Trustees and Officers..............................................................................35

State Regulation...............................................................................................36

Additional Information.........................................................................................37

Experts........................................................................................................37

Litigation.....................................................................................................37

Independent Auditors...........................................................................................37

Legal Matters..................................................................................................37

Financial Statements...........................................................................................37

Appendix A - .................................................................................................A-1
         Sample Minimum Initial Premiums
Appendix B - .................................................................................................B-1
         Current and Guaranteed Mortality and Expense Risk Face Amounts Charges

Appendix C - .................................................................................................C-1
         Guaranteed Mortality and Expense Risk Face Amount Charges-Supplemental
         Term Insurance Rider
Appendix D - .................................................................................................D-1
         Sample Applicable Percentages Under the Cash Value Accumulation Life Insurance
         Qualification Test

THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

VOTING SHARES OF THE FUNDS

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

THE FUNDS

         Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

         The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

         PENN SERIES -- MONEY MARKET FUND -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

         PENN SERIES -- LIMITED MATURITY BOND FUND -- the highest current income consistent with low risk to principal and liquidity; total return is secondary.

         PENN SERIES -- QUALITY BOND FUND -- highest income over the long term consistent with the preservation of principal.

         PENN SERIES -- HIGH YIELD BOND FUND -- high current income.

         PENN SERIES -- FLEXIBLY MANAGED FUND -- maximize total return (capital appreciation and income).

         PENN SERIES -- GROWTH EQUITY FUND -- long-term growth of capital and increase of future income.


         PENN SERIES -- LARGE CAP VALUE FUND -- maximize total return (capital appreciation and income).


         PENN SERIES -- INDEX 500 FUND -- total return (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks. "S&P 500 Index" and "500" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         PENN SERIES -- MID CAP GROWTH FUND -- maximize capital appreciation.

         PENN SERIES -- MID CAP VALUE FUND -- growth of capital.

         PENN SERIES-- EMERGING GROWTH FUND-- capital appreciation.


         PENN SERIES -- SMALL CAP VALUE FUND -- capital appreciation.


         PENN SERIES-- INTERNATIONAL EQUITY FUND-- capital appreciation.

         NEUBERGER BERMAN -- BALANCED PORTFOLIO -- long-term capital growth and reasonable current income without undue risk to principal.

         FIDELITY INVESTMENTS' VIP FUND -- EQUITY-INCOME PORTFOLIO -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         FIDELITY INVESTMENTS' VIP FUND -- GROWTH PORTFOLIO -- capital appreciation.

         FIDELITY INVESTMENTS' VIP FUND II -- ASSET MANAGER PORTFOLIO -- high total return with reduced risk over the long-term.

         MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- long term capital appreciation.

THE MANAGERS


         INDEPENDENCE CAPITAL MANAGEMENT, INC., a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.


         T. ROWE PRICE ASSOCIATES, INC., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

         PUTNAM INVESTMENT MANAGEMENT, LLC, of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

         WELLS CAPITAL MANAGEMENT INCORPORATED, of San Francisco, California, is the investment sub-adviser to the Penn Series Index 500 Fund.

         TURNER INVESTMENT PARTNERS, INC., of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

         NEUBERGER BERMAN MANAGEMENT INC., of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Management Trust underlying the Neuberger Berman Balanced Portfolio.

         RS INVESTMENT MANAGEMENT, INC., (FORMERLY ROBERTSON STEPHENS INVESTMENT MANAGEMENT, INC.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

         ROYCE & ASSOCIATES, INC., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

         VONTOBEL USA INC., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

         FIDELITY MANAGEMENT & Research Corporation ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity-Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

         MORGAN STANLEY ASSET MANAGEMENT ("MSAM"), of New York, New York, is the investment adviser to the Emerging Markets Equity (International) Portfolio.

         Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

         We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

         The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley's The Universal Institutional Funds currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley's The Universal Institutional Funds, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policyowners and variable life Policyowners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

         Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley's The Universal Institutional Funds, respectively; or (4) differences between voting instructions given by variable annuity Policyowners and those given by variable life Policyowners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policyowners. This could include discontinuance of investment in a Fund.

MORE INFORMATION ABOUT POLICY VALUES

         On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction.

         On each valuation date (each day the New York Stock Exchange and our office are open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

VARIABLE ACCOUNT VALUES

           When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

         The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

ACCUMULATION UNIT VALUES

           An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

NET INVESTMENT FACTOR

           The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares.

FIXED ACCOUNT VALUE

           On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

NET POLICY VALUE

           The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

CASH SURRENDER VALUE

         The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

NET CASH SURRENDER VALUE

         The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available to you for full or partial surrenders.

FEDERAL INCOME TAX CONSIDERATIONS

         The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF THE POLICY

         To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.


         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.


         The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

           Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

         Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

The Guaranteed Option to Extend Maturity Date that we offer allows the Policy Owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

         The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

SALE OF POLICIES

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums, 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

PENN MUTUAL TRUSTEES AND OFFICERS

         Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

BOARD OF TRUSTEES
                               POSITION WITH
NAME AND ADDRESS               PENN MUTUAL        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
Robert E. Chappell             Chairman of the    Chairman of the Board and Chief Executive Officer
The Penn Mutual Life           Board              (since December 1996), President and Chief Executive
Insurance Company              and Chief          Officer (April 1995-December 1996), The Penn Mutual
Philadelphia, PA 19172         Executive          Life Insurance Company.
                               Officer
-----------------------------------------------------------------------------------------------------------
Daniel J. Toran                President, Chief   President and Chief Operating Officer (since January
The Penn Mutual Life           Operating          1997), Executive Vice President, (May 1996-January
Insurance Company              Officer            1997), The Penn Mutual Life Insurance Company;
Philadelphia, PA 19172         and Trustee        Executive Vice President, The New England Mutual Life
                                                  Insurance Company (prior thereto).
-----------------------------------------------------------------------------------------------------------
Julia Chang Bloch              Trustee            Visiting Professor, Institute of International
1743 22nd Street, NW                              Relations in Beijing, China, and distinguished adviser,
Washington, DC 20008                              American Studies Center (April 1998 to present);
                                                  President, US-Japan Foundation (July 1996 to March 1998);
                                                  Group Executive Vice President, Bank America NT &
                                                  SA (June 1993 to June 1996).
-----------------------------------------------------------------------------------------------------------
James A. Hagen                 Trustee            Retired (since May 1996), Chairman of the Board,
2040 Montrose Lane                                Conrail, Inc. (prior thereto).
Wilmington, NC 28405
-----------------------------------------------------------------------------------------------------------
Philip E. Lippincott           Trustee            Retired (since April 1994), Chairman and Chief
4301 Bayberry Drive                               Executive Officer, Scott Paper Company (prior thereto).
Avalon, NJ 08202
-----------------------------------------------------------------------------------------------------------
John F. McCaughan              Trustee            Retired Chairman, (since 1996), Chairman of the Board
921 Pebble Hill Road                              (prior thereto), Betz Laboratories, Inc.
Doylestown, PA  18901
-----------------------------------------------------------------------------------------------------------
Alan B. Miller                 Trustee            Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
-----------------------------------------------------------------------------------------------------------
Edmond F. Notebaert            Trustee            Consultant (since 2000), President and Chief Executive
200 Wyllpen Drive                                 Officer (1987-2000), The Children's Hospital of
West Chester, PA 19380                            Philadelphia.
-----------------------------------------------------------------------------------------------------------
Robert H. Rock                 Trustee            President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th Floor
Philadelphia, PA 19103
-----------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.           Trustee            Co-Chairman of the Board, (since 2000), President and
1801 Market Street                                Chief Executive Officer (prior thereto), Janney
Philadelphia, PA 19103                            Montgomery Scott LLC (a securities broker/dealer and
                                                  subsidiary of The Penn Mutual Life Insurance Company).
-----------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr., Esq.  Trustee            Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
-----------------------------------------------------------------------------------------------------------

         The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

SENIOR OFFICERS

NAME                          PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
John M. Albanese              Executive Vice President, Systems and Service (since June 2000); Senior
The Penn Mutual Life          Vice President, Customer Service and Information Systems (June 1997-June
Insurance Company             2000), Vice President, Information Systems Application (prior thereto), The
Philadelphia, PA 19172        Penn Mutual Life Insurance Company.
-----------------------------------------------------------------------------------------------------------
Michael A. Biondolillo        Senior Vice President, Human Resources (since June 1997);  Corporate Vice
The Penn Mutual Life          President and General Manager, Human Resources and Quality, MG Industries,
Insurance Company             America (prior thereto).
Philadelphia, PA 19172
-----------------------------------------------------------------------------------------------------------
Nancy S. Brodie               Executive Vice President and Chief Financial Officer (since December 1995),
The Penn Mutual Life          Senior Vice President and Chief Financial Officer prior thereto.  The Penn
Insurance Company             Mutual Life Insurance Company.
Philadelphia, PA 19172
-----------------------------------------------------------------------------------------------------------
Bill D. Fife                  Senior Vice President, Independence Financial Network (since January 2000),
The Penn Mutual Life          Regional Vice President, Independence Financial Network (1997-2000), The
Insurance Company             Penn Mutual Life Insurance Company; Vice President of Agencies (since
Philadelphia, PA 19172        1994), General Manager, Western and Northwest Regions (prior thereto),
                              Aetna Life and Casualty.
-----------------------------------------------------------------------------------------------------------
Larry L. Mast                 Executive Vice President, The Penn Mutual Life Insurance Company (May 1997
The Penn Mutual Life          to present).  Formerly  Senior Vice President (September 1994 to May 1997),
Insurance Company             Lafayette Life Insurance Company.
Philadelphia, PA 19172
-----------------------------------------------------------------------------------------------------------
Nina M. Mulrooney             Senior Vice President (since July 1999), General Auditor (November
The Penn Mutual Life          1991-July 1999), Vice President, Market Conduct (since December 1997),
Insurance Company             Assistant Vice President, Corporate Accounting and Control (prior thereto),
Philadelphia, PA 19172        The Penn Mutual Life Insurance Company.
-----------------------------------------------------------------------------------------------------------
Peter M. Sherman              Executive Vice President (since December 1998), Chief Investment Officer
The Penn Mutual Life          (May 1996-December 1998), Senior Vice President (May 1996 to December
Insurance Company             1996), Vice President, Investments (January 1996 to April 1996), The Penn
Philadelphia, PA, 19172       Mutual Life Insurance Company.
-----------------------------------------------------------------------------------------------------------

STATE REGULATION

         Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

         We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

         A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

         Actuarial matters included in this prospectus have been examined by Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

LITIGATION

         No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

INDEPENDENT AUDITORS

         Ernst & Young, LLP serves as independent auditors for The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.


LEGAL MATTERS

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

FINANCIAL STATEMENTS

         The financial statements of the Separate Account and Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                           MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+    BOND FUND+    BOND FUND+        FUND+
                                                        ------------    ------------    -----------   -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares .....................................                    28,936,089      1,144,976     1,245,138      1,338,521
Cost .................................................  $515,807,369     $28,936,089    $11,908,218   $11,422,140    $36,116,948

ASSETS:
Investments at market value ..........................  $491,020,014     $28,936,089    $11,827,599   $ 9,276,278    $27,024,739
Dividends receivable .................................       151,148         151,148              -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company ..        51,336          69,542          3,278         2,475          5,085

                                                        ------------     -----------    -----------   -----------    -----------
NET ASSETS ...........................................  $491,119,826     $29,017,695    $11,824,321   $ 9,273,803    $27,019,654
                                                        ============     ===========    ===========   ===========    ===========


[RESTUBBED]
                                                        -------------------------------------------------------------------------
                                                         LARGE CAP        FLEXIBLY                     SMALL CAP       EMERGING
                                                           VALUE          MANAGED     INTERNATIONAL      VALUE          GROWTH
                                                          FUND* +          FUND+      EQUITY FUND+      FUND** +         FUND+
                                                        -----------     -----------   ------------    -----------     -----------
INVESTMENT IN COMMON STOCK
Number of Shares .....................................    2,365,261       3,348,657      2,272,158      1,122,075       1,416,673
Cost .................................................  $46,432,261     $62,877,727    $40,727,522    $14,887,835     $41,703,864

ASSETS:
Investments at market value ..........................  $42,740,258     $66,169,474    $37,808,711    $14,519,648     $35,260,980
Dividends receivable .................................            -               -              -              -               -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company ..      (89,924)         19,548         10,796          3,585           6,571

                                                        -----------     -----------    -----------    -----------     -----------
NET ASSETS ...........................................  $42,830,182     $66,149,926    $37,797,915    $14,516,063     $35,254,409
                                                        ===========     ===========    ===========    ===========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------

                                                                           MONEY         QUALITY      HIGH YIELD    GROWTH EQUITY
                                                           TOTAL        MARKET FUND+    BOND FUND+    BOND FUND+        FUND+
                                                        ------------    ------------    -----------   -----------    -----------
INVESTMENT INCOME:
Dividends ............................................   $11,692,208      $1,461,357       $990,968   $1,880,302     $         -
EXPENSE:
Mortality and expense risk charges ...................     3,612,538         183,554         79,018       76,586         238,797
                                                        ------------     -----------    -----------   -----------    -----------

Net investment income (loss) .........................     8,079,670       1,277,803        911,950    1,803,716        (238,797)
                                                        ------------     -----------    -----------   -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ..........................................     7,149,947               -        (15,029)      (6,401)        (11,197)
Capital gains distributions ..........................    63,782,824               -        196,971            -      10,322,466
                                                        ------------     -----------    -----------   -----------    -----------

Net realized gains (losses) from investment
     transactions ....................................    70,932,771               -        181,942       (6,401)     10,311,269
Net change in unrealized appreciation (depreciation)
     of investments ..................................  (108,806,508)              -        (73,772)  (2,222,318)    (19,405,180)
                                                        ------------     -----------    -----------   -----------    -----------

Net realized and unrealized gains (losses) on
     investments .....................................   (37,873,737)              -        108,170   (2,228,719)     (9,093,911)
                                                        ------------     -----------    -----------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................  $(29,794,067)    $ 1,277,803    $ 1,020,120   $ (425,003)    $(9,332,708)
                                                        ============     ===========    ===========   ===========    ===========

[RESTUBBED]

-----------------------------------------------------------------------------------------------------------------------------------


                                                          LARGE CAP        FLEXIBLY                     SMALL CAP       EMERGING
                                                            VALUE          MANAGED     INTERNATIONAL      VALUE          GROWTH
                                                           FUND* +          FUND+      EQUITY FUND+      FUND** +         FUND+
                                                         -----------     -----------   ------------    -----------     -----------
INVESTMENT INCOME:
Dividends ............................................      $913,220      $4,074,995       $178,293       $110,356     $         -
EXPENSE:
Mortality and expense risk charges ...................       346,577         522,881        166,218        103,949         285,717
                                                         -----------     -----------    -----------    -----------     -----------

Net investment income (loss) .........................       566,643       3,552,114         12,075          6,407        (285,717)
                                                         -----------     -----------    -----------    -----------     -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ..........................................      (296,676)         22,896        329,487        (15,137)       (373,390)
Capital gains distributions ..........................    11,325,033       7,247,195      8,762,272      1,321,878      10,436,930
                                                         -----------     -----------    -----------    -----------     -----------

Net realized gains (losses) from investment
     transactions ....................................    11,028,357       7,270,091      9,091,759      1,306,741      10,063,540
Net change in unrealized appreciation (depreciation)
     of investments ..................................    (7,432,472)        578,138    (16,503,978)        47,419     (24,354,484)
                                                         -----------     -----------    -----------    -----------     -----------

Net realized and unrealized gains (losses) on
     investments .....................................     3,595,885       7,848,229     (7,412,219)     1,354,160     (14,290,944)
                                                         -----------     -----------    -----------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS .................................   $ 4,162,528     $11,400,343    $(7,400,144)   $ 1,360,567    $(14,576,661)
                                                         ===========     ===========    ===========    ===========    ============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++  Investment in Fidelity Investments' Variable Insurance Products Funds I and
     II
++++ Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000 (CON'T)

-----------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                        MID CAP       MID CAP
                                                            MATURITY BOND    INDEX 500       GROWTH         VALUE        BALANCED
                                                               FUND+ +        FUND+ +        FUND+ +       FUND+ +      PORTFOLIO++
                                                             ----------     -----------    -----------   -----------    -----------
INVESTMENT IN COMMON STOCK
Number of Shares ..........................................     182,415       6,385,669      1,581,159     1,256,475        667,464
Cost ......................................................  $1,836,182     $63,546,083    $16,189,813   $12,774,105    $11,816,188

ASSETS:
Investments at market value ...............................  $1,847,874     $57,981,873    $13,829,308   $14,981,259    $11,533,770
 Dividends receivable .....................................           -               -              -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company .......         504          (2,345)       (10,552)       (1,532)         1,824

                                                             ----------     -----------    -----------   -----------    -----------
NET ASSETS ................................................  $1,847,370     $57,984,218    $13,839,860   $14,982,791    $11,531,946
                                                             ==========     ===========    ===========   ===========    ===========

[RESTUBBED]

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                               EMERGING
                                                             EQUITY INCOME     GROWTH      ASSET MANAGER     MARKETS EQUITY
                                                             PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                             -------------  ------------   ------------   ---------------------
INVESTMENT IN COMMON STOCK
Number of Shares ..........................................     1,190,531      1,685,059       484,582            788,943
Cost ......................................................   $26,954,505    $71,593,265    $8,076,787         $8,007,837

ASSETS:
Investments at market value ...............................   $30,382,379    $73,552,854    $7,753,313         $5,593,608
 Dividends receivable .....................................             -              -             -                  -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company .......        15,298         14,469         1,888                826

                                                              -----------    -----------    ----------         ----------
NET ASSETS ................................................   $30,367,081    $73,538,385    $7,751,425         $5,592,782
                                                              ===========    ===========    ==========         ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000 (CON'T)

----------------------------------------------------------------------------------------------------------------------------------

                                                              LIMITED                       MID CAP       MID CAP
                                                            MATURITY BOND   INDEX 500       GROWTH         VALUE       BALANCED
                                                               FUND+ +       FUND+ +        FUND+ +       FUND+ +     PORTFOLIO++
                                                             ----------   ------------   ------------   -----------   -----------
INVESTMENT INCOME:
Dividends .................................................  $ 175,819      $ 917,454     $        -      $ 129,377     $153,837
EXPENSE:
Mortality and expense risk charges ........................     12,322        387,903         93,061        102,500       87,092
                                                             ---------     ----------     ----------    -----------   -----------

Net investment income (loss) ..............................    163,497        529,551        (93,061)        26,877       66,745
                                                             ---------     ----------     ----------    -----------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ...............................................   (173,183)     6,431,688      3,406,715     (2,051,222)       5,119
Capital gains distributions ...............................     29,805        269,824        302,021      2,590,447    1,218,220
                                                             ---------     ----------     ----------    -----------   -----------

Net realized gains (losses) from investment
     transactions .........................................   (143,378)     6,701,512      3,708,736        539,225    1,223,339
Net change in unrealized appreciation (depreciation)
     of investments .......................................     89,794    (12,836,687)    (5,417,829)     1,976,653   (2,289,480)
                                                             ---------     ----------     ----------    -----------   -----------

Net realized and unrealized gains (losses) on
     investments ..........................................    (53,584)    (6,135,175)    (1,709,093)     2,515,878   (1,066,141)
                                                             ---------     ----------     ----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................  $ 109,913    $(5,605,624)   $(1,802,154)   $ 2,542,755   $ (999,396)
                                                             =========    ===========    ===========    ===========   ===========

[RESTUBBED]

-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                               EMERGING
                                                             EQUITY INCOME     GROWTH      ASSET MANAGER     MARKETS EQUITY
                                                             PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   (INT'L) PORTFOLIO++++
                                                             -------------  ------------   ------------   ---------------------
INVESTMENT INCOME:
Dividends .................................................      $441,933         $66,516     $197,781         $          -
EXPENSE:
Mortality and expense risk charges ........................       229,477         589,870       59,480               47,536
                                                              -----------    ------------   ----------         ------------

Net investment income (loss) ..............................       212,456        (523,354)     138,301              (47,536)
                                                              -----------    ------------   ----------         ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares ...............................................       (44,590)        (22,434)      (8,099)             (28,600)
Capital gains distributions ...............................     1,664,958       6,618,353      465,959            1,010,492
                                                              -----------    ------------   ----------         ------------

Net realized gains (losses) from investment
     transactions .........................................     1,620,368       6,595,919      457,860              981,892
Net change in unrealized appreciation (depreciation)
     of investments .......................................       182,081     (16,090,109)    (964,424)          (4,089,860)
                                                              -----------    ------------   ----------         ------------

Net realized and unrealized gains (losses) on
     investments ..........................................     1,802,449      (9,494,190)    (506,564)          (3,107,968)
                                                              -----------    ------------   ----------         ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................   $ 2,014,905    $(10,017,544)  $ (368,263)        $ (3,155,504)
                                                              ===========    ============   ==========         ============


+ Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.

+     Investment in Penn Series Funds, Inc.

++    Investment in Neuberger Berman Advisers Management Trust

+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II

++++  Investment in The Universal Institutional Funds, Inc.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS - December 31, 2000

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies of Penn Mutual Variable Life Account I (Account I) are as follows:

         GENERAL - Account I was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VULII, Cornerstone VULIII, Variable Estate Max and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2000 and the reported amounts from operations and variable life activities during 2000 and 1999. Actual results could differ from those estimates.

         INVESTMENTS - Assets of Account I are invested in sub-accounts through shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust
(AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager; and The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the life contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

Sub-Account                         Previous Investment of old Fund                     New Investment of new Fund
-----------                         -------------------------------                     --------------------------
Limited Maturity Bond Fund                  $1,552,472                                           $1,552,472
Index 500 Fund                              53,125,341                                           53,125,341
Mid Cap Growth Fund                         10,115,721                                           10,115,721
Mid Cap Value Fund                          12,598,000                                           12,598,000

The disposition resulted in realized gains (losses) of $ (170,499), $ 6,413,483, $ 3,426,845 and $ (2,156,152) in the Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Account I is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account I.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account I satisfies the current requirements of the regulations, and it intends that Account I will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended December 31, 2000:

                                                 Purchases           Sales
                                                 ---------           -----
Money Market Fund ............................ $79,123,442       $76,501,529
Quality Bond Fund ............................   5,674,989         2,185,945
High Yield Bond Fund .........................   3,941,052         1,798,671
Growth Equity Fund ...........................  21,419,793         4,456,091
Large Cap Value  Fund ........................  20,236,228         9,067,871
Flexibly Managed Fund ........................  20,956,740        14,473,243
Small Cap Value Fund .........................   6,365,046         2,267,622
International Equity Fund ....................  65,839,499        45,638,526
Emerging Growth Fund .........................  37,303,782         7,218,137
Limited Maturity Bond Fund ...................   2,479,819         2,299,799
Index 500 Fund................................  80,122,142        52,582,148
Mid Cap Growth Fund...........................  18,385,547         8,154,117
Mid Cap Value Fund............................  18,721,504        18,476,135
Balanced Portfolio ...........................   7,110,540         1,224,986
Equity-Income Portfolio ......................   9,122,523         5,548,173
Growth Portfolio .............................  37,052,034         4,715,285
Asset Manager Portfolio ......................   3,756,257         1,207,693
Emerging Markets Equity (Int'l) Portfolio.....   5,747,618           879,159

NOTE 3. CONTRACT CHARGES

Operations are charged for mortality and expense risks assumed by Penn Mutual as follows:

        Cornerstone VUL is determined daily at a current annual rate of 0.75% (guaranteed not to exceed 0.90%) of the average value of Cornerstone VUL; Cornerstone VUL II is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL II; Cornerstone VUL III is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Cornerstone VUL III; Variable Estate Max is determined daily at a current annual rate guaranteed not to exceed 0.90% of the average value of Variable Estate Max; Momentum Builder is determined daily at an annual rate of 0.65% of the average value of Momentum Builder.

        For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III and Variable Estate Max policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy. See original policy documents for specific charges assessed.

        For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value. See original policy documents for specific charges assessed. If a Cornerstone VUL or Cornerstone VUL II policy is surrendered within the first 11 years, or a Cornerstone VUL III policy is surrendered within the first 16 years, or a Variable Estate Max policy is surrendered within the first 13 years, a contingent deferred sales charge will be assessed. This charge will be deducted before any surrender proceeds are paid. See original policy documents for specific charges assessed.

NOTE 4.  UNIT VALUES

     As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE LIFE CONTRACTS:             ACCUMULATION   ACCUMULATION                                        ACCUMULATION   ACCUMULATION
                                         UNITS       UNIT VALUE                                             UNITS       UNIT VALUE
                                         -----       ----------                                             -----       ----------
MONEY MARKET FUND                                                LIMITED MATURITY BOND FUND
Cornerstone VUL                         211,484          $13.51  Cornerstone VUL                            10,103          $13.63
Cornerstone VUL II                      539,237          $12.65  Cornerstone VUL II/Variable               108,827          $12.86
                                                                 Estate  Max
Cornerstone VUL III                   1,163,294          $10.75  Cornerstone VUL III                        28,750          $10.77
Variable Estate Max                     329,864          $12.66
Momentum Builder                        143,218          $18.56  INDEX 500 FUND
                                                                 Cornerstone VUL                           291,235          $16.75
                                                                 Cornerstone VUL II/Variable             2,365,050          $16.66
QUALITY BOND FUND                                                Estate  Max
Cornerstone VUL                         145,614          $15.74  Cornerstone VUL III                     1,462,595           $9.38
Cornerstone VUL II/Variable Estate      548,077          $14.75
Max
Cornerstone VUL III                     105,218          $11.13  MID CAP GROWTH FUND
Momentum Builder                         10,167          $26.99  Cornerstone VUL                           218,539          $19.31
                                                                 Cornerstone VUL II/Variable               478,954          $16.17
                                                                 Estate  Max
HIGH YIELD BOND FUND                                             Cornerstone VUL III                       216,134           $8.70
Cornerstone VUL                         168,607          $15.57
Cornerstone VUL II/Variable Estate      381,881          $14.17  MID CAP VALUE FUND
Max
Cornerstone VUL III                      66,627           $9.56  Cornerstone VUL                            87,088          $16.57
Momentum Builder                         22,329          $26.94  Cornerstone VUL II/Variable               729,053          $16.48
                                                                 Estate  Max
                                                                 Cornerstone VUL III                       135,503          $11.25
GROWTH EQUITY FUND
Cornerstone VUL                         306,998          $27.37  BALANCED PORTFOLIO
Cornerstone VUL II/Variable Estate      597,100          $23.65  Cornerstone VUL                           137,731          $22.26
Max
Cornerstone VUL III                     421,672           $8.63  Cornerstone VUL II/Variable               310,765          $19.82
                                                                 Estate  Max
Momentum Builder                         22,720          $37.50  Cornerstone VUL III                       192,958          $11.96

VARIABLE LIFE CONTRACTS:             ACCUMULATION   ACCUMULATION                                        ACCUMULATION   ACCUMULATION
                                         UNITS       UNIT VALUE                                             UNITS       UNIT VALUE
                                         -----       ----------                                             -----       ----------
LARGE CAP VALUE FUND                                             EQUITY-INCOME PORTFOLIO
Cornerstone VUL                         404,167          $26.94  Cornerstone VUL                           185,635          $21.70
Cornerstone VUL II/Variable Estate    1,296,627          $22.05  Cornerstone VUL II/Variable             1,080,914          $21.52
Max                                                              Estate  Max
Cornerstone VUL III                     303,841          $10.27  Cornerstone VUL III                       309,504           $9.94
Momentum Builder                          5,101          $44.44
                                                                 GROWTH PORTFOLIO
FLEXIBLY MANAGED FUND                                            Cornerstone VUL                           418,838          $28.87
Cornerstone VUL                         942,673          $24.81  Cornerstone VUL II/Variable             1,784,387          $28.63
                                                                 Estate  Max
Cornerstone VUL II/Variable Estate    1,982,289          $20.15  Cornerstone VUL III                     1,024,635          $10.12
Max
Cornerstone VUL III                     228,019          $12.00
Momentum Builder                          1,660          $42.29  ASSET MANAGER PORTFOLIO
                                                                 Cornerstone VUL                            61,608          $18.30
                                                                 Cornerstone VUL II/Variable               300,503          $18.14
INTERNATIONAL EQUITY FUND                                        Estate  Max
Cornerstone VUL                         479,609          $22.71  Cornerstone VUL III                       119,415           $9.81
Cornerstone VUL II/Variable Estate    1,141,769          $19.68
Max
Cornerstone VUL III                     411,015          $10.79  EMERGING MARKETS EQUITY (INT'L)
                                                                 PORTFOLIO
SMALL CAP VALUE FUND                                             Cornerstone VUL                            89,392           $7.95
Cornerstone VUL                          90,309                  Cornerstone VUL II/Variable               434,573           $7.90
                                                         $16.21  Estate  Max
Cornerstone VUL II/Variable Estate      689,089          $16.08  Cornerstone VUL III                       173,804           $8.33
Max
Cornerstone VUL III                     189,666          $10.41

EMERGING GROWTH FUND
Cornerstone VUL                         137,532          $37.44
Cornerstone VUL II/Variable Estate      597,748          $37.23
Max
Cornerstone VUL III                     649,542          $12.09

                         REPORT OF INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Life Account I

We have audited the accompanying statement of assets and liabilities of the Penn Mutual Variable Life Account I (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, Small Cap Value Fund, International Equity Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Life Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Penn Mutual Variable Life Account I at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 30, 2001

------------------------------------------------------------------------------------------------------------------------
                          THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED
                                                     BALANCE SHEETS
------------------------------------------------------------------------------------------------------------------------

AS OF DECEMBER 31,                                                                   2000                   1999
------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS
Debt securities, at fair value                                                  $   4,760,084           $   4,733,261
Equity securities, at fair value                                                        4,132                   3,949
Mortgage loans on real estate                                                          17,528                  27,115
Real estate, net of accumulated depreciation                                           18,641                  15,461
Policy loans                                                                          652,564                 642,420
Short-term investments                                                                  5,146                   6,934
Other invested assets                                                                 192,209                 137,766
                                                                                --------------           ------------
         Total investments                                                          5,650,304               5,566,906

Cash and cash equivalents                                                              21,384                  37,481
Investment income due and accrued                                                      93,761                  89,254
Deferred acquisition costs                                                            535,237                 549,573
Amounts recoverable from reinsurers                                                   244,003                 220,847
Broker/dealer receivables                                                           1,321,752               1,143,702
Other assets                                                                          133,303                 109,818
Separate account assets                                                             2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL ASSETS                                                            $  10,708,016           $  10,582,947
                                                                                =============           =============

LIABILITIES

Reserves for future policy benefits                                             $   2,715,110           $   2,735,609
Other policyholder funds                                                            2,584,826               2,710,589
Policyholders' dividends payable                                                       28,422                  28,770
Broker/dealer payables                                                                913,483                 646,479
Accrued income tax payable                                                             78,790                  31,919
Other liabilities                                                                     458,137                 573,909
Separate account liabilities                                                        2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL LIABILITIES                                                           9,487,040               9,592,641
                                                                                -------------           -------------

EQUITY

Retained earnings                                                                   1,162,394               1,023,704
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                                         58,582                 (33,398)
                                                                                -------------           -------------

        TOTAL EQUITY                                                                1,220,976                 990,306
                                                                                -------------           -------------

            TOTAL LIABILITIES AND EQUITY                                        $  10,708,016           $  10,582,947
                                                                                =============           =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------
                            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                        CONSOLIDATED INCOME STATEMENTS
---------------------------------------------------------------------------------------------------------------------


FOR THE YEARS ENDED DECEMBER 31,                                          2000             1999           1998
----------------------------------------------------------------------------------------------------------------------

REVENUES
Premium and annuity considerations                                    $    129,158     $    130,516   $    154,615
Policy fee income                                                          146,200          131,709        114,681
Net investment income                                                      449,021          431,222        433,530
Net realized capital gains/(losses)                                         (8,256)             803          3,912
Broker/dealer fees and commissions                                         478,321          395,483        331,285
Other income                                                                26,825           24,895         15,543
                                                                      ------------     ------------   ------------

TOTAL REVENUE                                                            1,221,269        1,114,628      1,053,566
                                                                      ------------     ------------   ------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                           409,207          429,791        445,148
Policyholder dividends                                                      56,846           56,603         61,369
Decrease in reserves for future policy benefits                            (42,184)         (54,080)       (23,337)
General expenses                                                           270,328          238,603        205,698
Broker/dealer sales expense                                                258,340          216,712        180,255
Amortization of deferred acquisition costs                                  72,495           52,668         42,223

TOTAL BENEFITS AND EXPENSES                                              1,025,032          940,297        911,356
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES                      196,237          174,331        142,210
                                                                      ------------     ------------   ------------

Income taxes:
   Current                                                                  49,503           45,928         48,839
   Deferred                                                                  8,238           20,396          8,180
                                                                      ------------     ------------   ------------

TOTAL INCOME TAX EXPENSE                                                    57,741           66,324         57,019
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS                                          138,496          108,007         85,191
                                                                      ------------     ------------   ------------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $104, $(2,137) and $670)                          194           (3,968)         1,243

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                                   -          (24,480)             -
                                                                      ------------     ------------   ------------

          NET INCOME                                                  $    138,690     $     79,559   $     86,434
                                                                      ============     ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                      CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
-------------------------------------------------------------------------------------------------------------------------

                                                              OTHER
                                                         COMPREHENSIVE                 RETAINED               TOTAL
                                                         INCOME/(LOSS)                 EARNINGS               EQUITY
-------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 1998                              $       152,009             $       857,711        $    1,009,720

Net income for 1998                                                   -                      86,434                86,434
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
    net of reclassification adjustment                           45,130                           -                45,130
                                                                                                           --------------
Comprehensive Income                                                                                              131,564
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1998                                    197,139                     944,145             1,141,284

Net income for 1999                                                   -                      79,559                79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustment                         (230,537)                          -              (230,537)
                                                                                                           --------------
Comprehensive Loss                                                                                               (150,978)
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1999                                    (33,398)                  1,023,704               990,306

Net income for 2000                                                   -                     138,690               138,690
Other comprehensive income, net of tax
   Unrealized appreciation of securities,

   net of reclassification adjustment                            91,980                           -                91,980
                                                                                                           --------------
Comprehensive Income                                                                                              230,670
                                                         --------------             ---------------        --------------
BALANCE AT DECEMBER 31, 2000                             $       58,582             $     1,162,394        $    1,220,976
                                                         ==============             ===============        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED STATEMENTS OF CASH FLOWS
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $ 138,690       $ 79,559        $ 86,434
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                          (92,100)       (78,644)        (72,356)
  Amortization of deferred acquisition costs                                           72,495         52,668          42,223
  Policy fees on universal life and investment contracts                              (82,557)       (80,456)       (120,315)
  Interest credited on universal life and investment contracts                        130,473        132,213         146,081
  Depreciation and amortization                                                         4,440          6,294           4,750
  Net realized capital (gains)/losses                                                   8,256           (803)         (3,912)
  Net realized loss on sale of discontinued operations                                      -         37,661               -
  (Increase)/decrease in investment income due and accrued                             (4,507)        14,954          (1,136)
  (Increase) in amounts recoverable from reinsurers                                   (23,156)       (18,419)         (6,372)
  (Decrease) in reserves for future policy benefits                                   (20,499)       (25,710)         (8,696)
  Increase/(decrease) in accrued income tax payable                                    (2,684)        13,222          25,622
  Other, net                                                                          (15,259)        (4,142)          2,512
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                                        113,592        128,397          94,835
                                                                                  -----------       --------        --------

                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                                2,310,160      1,624,576       1,837,209
  Equity securities                                                                    39,963         12,003          35,496
  Real estate                                                                             366            853           9,937
  Other                                                                                   376          3,884          18,074

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                                  335,882        415,888         496,283
  Mortgage loans                                                                        7,949         17,596           2,357
  Other                                                                                 6,768          3,963               -

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                               (2,541,312)    (1,752,394)     (2,315,067)
  Equity securities                                                                   (36,824)       (12,097)        (26,390)
  Real estate                                                                             (97)        (1,366)           (293)
  Other                                                                               (41,109)       (39,139)        (17,917)


Change in policy loans, net                                                           (10,144)        (4,044)          4,613
(Increase)/decrease in short-term investments, net                                      1,788         (5,910)         42,446
Purchases of furniture and equipment, net                                              (9,629)       (10,900)         (9,446)
Sale of discontinued operations                                                             -       (160,332)              -
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                                         64,137         92,581          77,302
                                                                                  -----------       --------        --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                    CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                              $   643,805    $   605,568     $   589,070
Withdrawals from universal life and investment contracts                             (747,843)      (641,296)       (605,821)
Transfers to separate accounts                                                        (67,992)      (146,981)       (147,708)
Issuance/(repayment) of debt                                                         (110,750)       167,228          90,772
(Increase)/decrease in net broker dealer receivables                                   88,954       (192,484)       (111,046)
                                                                                  -----------    -----------      ----------

     NET CASH USED BY FINANCING ACTIVITIES                                           (193,826)      (207,965)       (184,733)
                                                                                  -----------    -----------      ----------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                             (16,097)        13,013         (12,596)

CASH AND CASH EQUIVALENTS
     BEGINNING OF THE YEAR                                                             37,481         24,468          37,064
                                                                                  -----------    -----------      ----------
     END OF THE YEAR                                                              $    21,384    $    37,481      $   24,468
                                                                                  ===========    ===========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings, which may increase the volatility of reported net income. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which addresses certain issues arising from the implementation of SFAS 133. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 on January 1, 2001, its effective date, will not be material, as most provisions are applied prospectively.

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include private equity limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $55,884 and $50,971 at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $8,835, $8,441 and $8,586 for the years ended December 31, 2000, 1999 and 1998 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,999 and $17,228 at December 31, 2000 and 1999, respectively. Goodwill amortization was $1,229, $1,008 and $806 for 2000, 1999 and 1998 respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2000, participating insurance expressed as a percentage of insurance in force is 92%, and as a percentage of premium income is 88%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2000.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $16,366 and $8,703 as of December 31, 2000 and 1999, respectively.

                                                                          DECEMBER 31, 2000
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $    311,509      $   5,716       $   5,804       $   311,421
States and political subdivisions                             -              -               -                 -
Foreign governments                                      19,902          1,854               -            21,756
Corporate securities                                  2,460,179         91,383          89,895         2,461,667
Mortgage and other asset-backed securities            1,912,491         64,967          12,439         1,965,019
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,704,081        163,920         108,138         4,759,863

Redeemable preferred stocks                                 240             -               19               221
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,704,321      $ 163,920       $ 108,157       $ 4,760,084
                                                   ============      =========       =========       ===========


                                                                          DECEMBER 31, 1999
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $     10,527      $     119       $     178       $    10,468
States and political subdivisions                        11,600              -              58            11,542
Foreign governments                                      19,854            758               -            20,612
Corporate securities                                  2,678,302         69,875         116,357         2,631,820
Mortgage and other asset-backed securities            2,106,506          9,975          58,011         2,058,470
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,826,789         80,727         174,604         4,732,912

Redeemable preferred stocks                                 360              -              11               349
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,827,149      $  80,727       $ 174,615       $ 4,733,261
                                                   ============      =========       =========       ===========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2000 by contractual maturity.

                                                      AMORTIZED
Years to maturity:                                       COST        FAIR VALUE
                                                    ------------    ------------

One or less                                         $    90,496    $    81,026
After one through five                                  515,410        525,797
After five through ten                                  784,832        805,453
After ten                                             1,400,852      1,382,568
Mortgage and other asset-backed securities            1,912,491      1,965,019
                                                    -----------    -----------
     Total bonds                                      4,704,081      4,759,863
Redeemable preferred stocks                                 240            221
                                                    -----------    -----------
     TOTAL                                          $ 4,704,321    $ 4,760,084
                                                    ===========    ===========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.3 years.

At December 31, 2000, the Company held $1,965,019 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,433,583 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $531,436. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,446,532 are rated AAA and include $17,780 of interest-only tranches. As of December 31, 2000 and 1999, the Company's investments included $331,856 and $370,541, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 27% and 37% of equity at December 31, 2000 and 1999, respectively.

At December 31, 2000, the largest industry concentration of the Company's portfolio was investments in the utility industry of $651,025 representing 14% of the total debt portfolio.

Proceeds during 2000, 1999 and 1998 from sales of available-for-sale securities were $2,323,718, $1,623,191, and $1,931,269, respectively. Gross gains and gross losses realized on those sales were $27,008 and $41,195, respectively, during 2000, $18,843 and $17,702, respectively, during 1999, and $37,324 and $35,257, respectively, during 1998.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2000 and 1999, debt securities with amortized cost totaling $177,104 and $218,351, respectively, were less than investment grade. At December 31, 2000 and 1999, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2000 and 1999.

EQUITY SECURITIES
During 2000, 1999 and 1998, the proceeds from sales of equity securities amounted to $39,963, $12,003 and $35,496, respectively. The gross gains and gross losses realized on those sales were $3,872 and $833, $89 and $352 and $3,095 and $239 for 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

MORTGAGE LOANS
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                             2000                    1999
                                           --------               ---------
PROPERTY TYPE
   Office building                        $   1,234               $   1,366
   Retail                                     4,782                   8,414
   Dwellings                                  9,312                  16,062
   Other                                      2,200                   2,773
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========


                                             2000                    1999
                                           --------               ---------
GEOGRAPHIC CONCENTRATION
   Northeast                              $   1,940               $   5,506
   Midwest                                    5,282                   5,515
   South                                      4,781                  11,612
   West                                       5,525                   5,982
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                             2000                    1999
                                          ---------               ---------

Balance at January 1                      $   1,500               $   3,800
   Reduction in provision                    (1,500)                 (2,300)
   Charge-offs                                    -                       -
                                          ---------               ---------
Balance at December 31                    $       -               $   1,500
                                          =========               =========

As of December 31, 2000 and 1999, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 2000 and 1999, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 2000 and 1999, the mortgage loan portfolio included $1,940 and $2,275, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $266 and $305 in 2000 and 1999, respectively. Gross interest income from these loans included in net investment income totaled $186 and $211 in 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2000 and 1999, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 2000. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

OTHER
Investments on deposit with regulatory authorities as required by law were $6,424 and $6,444 at December 31, 2000 and 1999, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                    2000                1999               1998
                                                 ----------          ----------         ---------
Debt securities                                  $  366,177          $  385,963         $ 395,628
Equity securities                                       248                 311               206
Mortgage loans                                        2,129               2,706             4,268
Real estate                                           2,209               2,209             2,903
Policy loans                                         42,562              39,371            39,760
Short-term investments                                2,158                 830             2,032
Other invested assets                                41,554              17,446            11,330
                                                 ----------           ---------         ---------
Gross investment income                             457,037             448,836           456,127

      Less: Investment expense                        7,280              11,104            11,430

      Less: Discontinued operations                     736               6,510            11,167
                                                 ----------           ---------         ---------
Investment income, net                           $  449,021          $  431,222         $ 433,530
                                                 ==========          ==========         =========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $2,166, $1,066 and $235 in 2000, 1999 and 1998, respectively.

                                                        2000            1999          1998
                                                      ---------       ---------     --------
Debt securities                                       $ (14,187)      $  (4,506)    $    110
Equity securities                                         3,039            (263)       2,856
Mortgage loans                                            1,500           2,300          210
Real estate                                               4,366             173        4,148
Other                                                    (4,721)          2,430       (2,109)
Amortization of deferred acquisition costs                1,747             669       (1,303)
                                                      ---------       ---------     --------
Net realized gains/(losses)                           $  (8,256)      $     803     $  3,912
                                                      =========       =========     ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                          2000               1999               1998
                                                       ----------         ----------         ----------
Unrealized gains/(losses):
     Debt securities                                   $  149,651         $ (477,036)        $   86,594
     Equity securities                                        283                (43)            (2,092)
     Other                                                 25,090              5,555             (2,091)
                                                       ----------         ----------         ----------
                                                          175,024           (471,524)            82,411
                                                       ----------         ----------         ----------
Less:
     Deferred policy acquisition costs                    (33,489)           117,050            (12,841)
     Deferred income taxes                                (49,555)           123,937            (24,440)
                                                       ----------         ----------         ----------
Net change in unrealized gains/(losses)                $   91,980         $ (230,537)        $   45,130
                                                       ==========         ==========         ==========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                             2000                1999               1998
                                                      -----------         ----------         ----------
Unrealized holding gains/(losses) arising
     during period                                    $   101,844         $ (255,859)        $   53,576
Reclassification adjustment for gains included
     in net income                                          9,864            (25,322)             8,446
                                                      -----------         ----------         ----------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                    $    91,980         $ (230,537)        $   45,130
                                                      ===========         ==========         ==========

Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense/(benefits) of $(5,311), $13,635, and $(7,679), respectively, and $(7,581), $11,760, and
$(5,815), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


4.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2000 and 1999.

                                                                    2000                               1999
                                                      ---------------------------------  ---------------------------------
                                                         CARRYING           FAIR            CARRYING            FAIR
                                                          VALUE             VALUE            VALUE              VALUE
                                                      -------------     ---------------  -------------     ---------------
   FINANCIAL ASSETS:
      Debt securities, available for sale              $  4,760,084    $  4,760,084       $  4,733,261     $  4,733,261
      Equity securities
           Common stock                                         133             133                276              276
           Non-redeemable preferred stocks                    3,999           3,999              3,673            3,673
      Mortgage loans                                         17,528          18,865             27,115           28,615
      Policy loans                                          652,564         629,847            642,420          612,501
      Cash and cash equivalents                              21,384          21,384             37,481           37,481
      Short-term investments                                  5,146           5,146              6,934            6,934
      Separate account assets                             2,708,272       2,708,272          2,865,366        2,865,366


   FINANCIAL LIABILITIES:
      Investment-type contracts
           Individual annuities                        $    877,047    $    897,433       $    997,686     $  1,011,298
           Group annuities                                   73,939          73,082            108,251          106,566
           Other policyholder funds                         336,306         336,306            339,937          339,937
                                                      -------------    ------------       ------------     ------------
     Total policyholder funds                             1,287,292       1,306,821          1,445,874        1,457,801
     Policyholder's dividends payable                        28,422          28,422             28,770           28,770
     Separate account liabilities                         2,708,272       2,708,272          2,865,366        2,865,366

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 2000, the Company had no interest rate swaps. As of December 31, 1999, the Company had interest rate swaps with aggregate notional amounts equal to $20,000, with average unexpired terms of 7 months. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $315,579 and $34,457 as of December 31, 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                             2000           1999
                                           ---------      --------
DEFERRED TAX ASSETS:
 Future policy benefits                    $ 88,190       $ 90,877
 Policyholders' dividends payable             9,888         10,010
 Allowances for investment losses             6,397          6,153
 Employee benefit liabilities                32,183         30,479
 Unrealized investment losses                     -         17,934
 Other                                       17,508         17,256
                                           --------       --------
  Total deferred tax asset                  154,166        172,709
                                           --------       --------

DEFERRED TAX LIABILITIES:
 Deferred acquisition costs                 149,994        145,360
 Unrealized investment gains                 31,974              -
 Other                                       21,027         18,484
                                           --------       --------
  Total deferred tax liability              202,995        163,844
                                           --------       --------
Net deferred tax liability/(asset)           48,829         (8,865)
Tax currently payable                        29,961         40,784
                                           --------       --------
ACCRUED INCOME TAX PAYABLE                 $ 78,790       $ 31,919
                                           ========       ========

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                        2000             1999              1998
                                                      ---------       ----------        ---------
Tax expense at 35%                                   $   68,787       $   45,697        $  50,443
Increase in income taxes resulting
from:
   Differential earnings amount                               -            3,010            2,681
   Dividends received deduction                         (13,042)          (1,712)          (2,206)
   Other                                                  2,100            4,011            6,771
                                                     ----------       ----------        ---------
FEDERAL INCOME TAX EXPENSE                           $   57,845       $   51,006        $  57,689
                                                     ==========       ==========        =========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                                         2000             1999               1998
                                                       --------        ---------           ---------
Continuing operations                                 $  57,741        $  66,324          $   57,019
Discontinued operations:
   Operations                                               104           (2,137)                670
   Sale                                                       -          (13,181)                  -
                                                      ---------        ---------          ----------
TOTAL FEDERAL INCOME TAX EXPENSE                      $  57,845        $  51,006          $   57,689
                                                      =========        =========          ==========

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit Obligation                             $  (82,239)   $  (90,293)      $  (17,854)    $ (27,808)
Fair value of plan assets                          58,647        63,616                -             -
                                               ----------    ----------       ----------     ---------
Funded Status                                  $  (23,592)   $  (26,677)      $  (17,854)    $ (27,808)
                                              ===========    ==========       ==========     =========

Accrued benefit cost recognized in the
   consolidated balance sheet                  $  (28,945)   $  (25,861)      $  (41,838)    $ (44,205)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------

Discount rate                                    7.75%          6.75%            7.75%         6.75%
Expected return on plan assets                   8.00%          8.00%               -             -
Rate of compensation increase                    5.50%          5.50%            5.50%         5.00%

At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. Assumed health care cost trend rates

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit cost (savings) recognized in            $  4,865      $  5,072         $  (823)      $   1,140
   consolidated income statement

Employer contribution                              1,781         1,741           1,543           1,493
Plan participants' contibution                         -             -               -               -
Benefits paid                                      3,727         3,593           1,543           1,493

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2000, 1999 and 1998, the expense recognized for these plans was $14,223, $11,192 and $9,526, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2000 and 1999 was $310,051 and $300,170, respectively.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                             ASSUMED             CEDED TO
                                          GROSS             FROM OTHER             OTHER                  NET
                                         AMOUNT             COMPANIES            COMPANIES              AMOUNT
                                     ----------------     ---------------     ----------------      ----------------
   DECEMBER 31, 2000:
     Life Insurance in Force          $ 37,108,237           $ 326,027         $ 10,108,995          $ 27,325,269
     Premiums                              153,853                   -               23,726               130,127
     Benefits                              442,273               7,272               39,636               409,909
     Reserves                            5,299,760                 176              243,802             5,056,134

   DECEMBER 31, 1999:
     Life Insurance in Force          $ 33,554,483           $ 353,382         $  8,185,527          $ 25,722,338
     Premiums                              149,187               6,399               16,803               138,783
     Benefits                              455,518              15,629               32,705               438,442
     Reserves                            5,446,024                 175              220,656             5,225,543

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

During 1998, the Company had gross premiums of $166,708, assumed premiums of $10,586 and ceded premiums of $5,940 and gross benefits of $457,239, assumed benefits of $15,710 and ceded benefits of $17,913. Reinsurance receivables with a carrying value of $223,386 and $205,559 were associated with a single reinsurer at December 31, 2000 and 1999, respectively.

For the years ended December 31, 2000 and 1999, the above numbers include premiums from discontinued operations of $969 and $8,267, respectively, and benefits from discontinued operations of $702 and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2000 and 1999, the Company had a reinsurance recoverable from the Reinsurers of $155,428 and $141,707, respectively, which was secured by investment grade securities with a market value of $159,915 and $155,046 held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2000 and 1999 include $8,180 and $7,458, respectively related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2000, 1999 and 1998 were $1,809, $16,855 and $28,854, respectively.

8. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are at an early stage; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2000, the Company had outstanding commitments totaling $81,520 relating to these investment activities. The fair value of these commitments approximates the face amount.

9. STATUTORY  INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

The combined insurance companies' statutory capital and surplus at December 31, 2000 and 1999 was $680,308 and $558,700, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2000, 1999 and 1998, was $122,792, $76,680 and $83,676, respectively.

The National Association of Insurance Commissioners has released a revised comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual - version effective January 1, 2001, (referred to as Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The domiciliary states of the Company and its insurance subsidiary have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiary use to prepare statutory-based financial statements. The Company does not expect the adoption of the provisions of the revised manual to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                         /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
January 29, 2001

--------------------------------------------------------------------------------
APPENDIX A

--------------------------------------------------------------------------------

                         SAMPLE MINIMUM INITIAL PREMIUMS

   The following table shows for Insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the Insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

================================================================================
    ISSUE AGE                                                  MINIMUM INITIAL
   OF INSURED      SEX OF INSURED      BASE DEATH BENEFIT          PREMIUM
--------------------------------------------------------------------------------
       25                 M                  $50,000                 $303
--------------------------------------------------------------------------------
       30                 F                  $75,000                 $426
--------------------------------------------------------------------------------
       35                 M                  $75,000                 $484
--------------------------------------------------------------------------------
       40                 F                  $100,000                $712
--------------------------------------------------------------------------------
       45                 M                  $100,000                $897
--------------------------------------------------------------------------------
       50                 F                  $100,000               $1,018
--------------------------------------------------------------------------------
       55                 M                  $100,000               $1,369
--------------------------------------------------------------------------------
       60                 F                  $75,000                $1,227
--------------------------------------------------------------------------------
       65                 M                  $75,000                $1,941
--------------------------------------------------------------------------------
       70                 F                  $50,000                $1,593
================================================================================

--------------------------------------------------------------------------------
APPENDIX B

--------------------------------------------------------------------------------

                                         MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
                                        CURRENT RATES PER $1,000 OF INITIAL FACE AMOUNT

                        NON-TOBACCO                                                  TOBACCO

    ISSUE AGE           MALE            FEMALE           UNISEX           MALE            FEMALE           UNISEX
        5               0.07             0.06             0.06            0.07             0.06             0.06
       10               0.07             0.06             0.06            0.07             0.06             0.06
       15               0.08             0.07             0.08            0.08             0.07             0.08
       20               0.07             0.07             0.07            0.09             0.08             0.09
       25               0.08             0.08             0.08            0.10             0.09             0.10
       30               0.09             0.09             0.09            0.11             0.10             0.11
       35               0.10             0.09             0.10            0.12             0.10             0.12
       40               0.12             0.11             0.11            0.13             0.12             0.13
       45               0.13             0.12             0.13            0.14             0.13             0.14
       50               0.15             0.14             0.14            0.16             0.15             0.16
       55               0.16             0.15             0.16            0.18             0.16             0.18
       60               0.18             0.16             0.18            0.20             0.18             0.20
       65               0.20             0.17             0.19            0.22             0.20             0.22
       70               0.22             0.20             0.21            0.24             0.22             0.23
       75               0.23             0.22             0.23            0.25             0.23             0.25
       80               0.25             0.24             0.25            0.27             0.25             0.26
       85               0.27             0.25             0.27            0.28             0.26             0.28
Representative figures shown. For issue ages not listed, please ask your registered representative.

                                         MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
                                       GUARANTEED RATES PER $1,000 OF INITIAL FACE AMOUNT

                        NON-TOBACCO                                                  TOBACCO

    ISSUE AGE           MALE            FEMALE           UNISEX           MALE            FEMALE           UNISEX
        5               0.08             0.07             0.08            0.08             0.07             0.08
       10               0.08             0.07             0.08            0.08             0.07             0.08
       15               0.10             0.08             0.09            0.10             0.08             0.09
       20               0.08             0.07             0.08            0.10             0.08             0.10
       25               0.10             0.09             0.09            0.12             0.10             0.11
       30               0.10             0.09             0.10            0.13             0.10             0.13
       35               0.13             0.11             0.12            0.16             0.13             0.15
       40               0.15             0.13             0.14            0.19             0.15             0.18
       45               0.18             0.15             0.17            0.23             0.17             0.22
       50               0.22             0.18             0.21            0.28             0.21             0.27
       55               0.28             0.23             0.27            0.29             0.26             0.29
       60               0.29             0.28             0.29            0.29             0.29             0.29
       65               0.29             0.29             0.29            0.29             0.29             0.29
       70               0.29             0.29             0.29            0.29             0.29             0.29
       75               0.29             0.29             0.29            0.29             0.29             0.29
       80               0.29             0.29             0.29            0.29             0.29             0.29
       85               0.29             0.29             0.29            0.29             0.29             0.29
Representative figures shown. For issue ages not listed, please ask your registered representative.

--------------------------------------------------------------------------------
APPENDIX C

--------------------------------------------------------------------------------

                                         MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
                                       GUARANTEED RATES PER $1,000 OF INITIAL FACE AMOUNT
                                               SUPPLEMENTAL TERM INSURANCE RIDER



                        NON-TOBACCO                                                  TOBACCO

    ISSUE AGE           MALE            FEMALE           UNISEX           MALE            FEMALE           UNISEX
        5               0.13             0.12             0.13            0.13             0.12             0.13
       10               0.13             0.12             0.13            0.13             0.12             0.13
       15               0.15             0.13             0.14            0.15             0.13             0.14
       20               0.13             0.12             0.13            0.15             0.13             0.15
       25               0.15             0.14             0.14            0.17             0.15             0.16
       30               0.15             0.14             0.15            0.18             0.15             0.18
       35               0.18             0.16             0.17            0.21             0.18             0.20
       40               0.20             0.18             0.19            0.24             0.20             0.23
       45               0.23             0.20             0.22            0.28             0.22             0.27
       50               0.27             0.23             0.26            0.33             0.26             0.32
       55               0.33             0.28             0.32            0.34             0.31             0.34
       60               0.34             0.33             0.34            0.34             0.34             0.34
       65               0.34             0.34             0.34            0.34             0.34             0.34
       70               0.34             0.34             0.34            0.34             0.34             0.34
       75               0.34             0.34             0.34            0.34             0.34             0.34
       80               0.34             0.34             0.34            0.34             0.34             0.34
       85               0.34             0.34             0.34            0.34             0.34             0.34
Representative figures shown. For issue ages not listed, please ask your registered representative.

--------------------------------------------------------------------------------
APPENDIX D

--------------------------------------------------------------------------------

                          APPLICABLE PERCENTAGES UNDER THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                          ---------------------------------------------------------------------------

  ATTAINED               ATTAINED             ATTAINED                ATTAINED                 ATTAINED
    AGE          %         AGE        %         AGE         %           AGE            %         AGE         %
    ---         ---        ---       ---        ---        ---          ---           ---        ---        ---
    0-40        250%        51       178%        62        126%          73           109%        84        105%
     41         243%        52       171%        63        124%          74           107%        85        105%
     42         236%        53       164%        64        122%          75           105%        86        105%
     43         229%        54       157%        65        120%          76           105%        87        105%
     44         222%        55       150%        66        119%          77           105%        88        105%
     45         215%        56       146%        67        118%          78           105%        89        105%
     46         209%        57       142%        68        117%          79           105%        90        105%
     47         203%        58       138%        69        116%          80           105%        91        104%
     48         197%        59       134%        70        115%          81           105%        92        103%
     49         191%        60       130%        71        113%          82           105%        93        102%
     50         185%        61       128%        72        111%          83           105%       94-99      101%

                              SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST
                              --------------------------------------------------------------------

                                                       MALE NON-TOBACCO
                                                       ----------------

  ATTAINED                 ATTAINED               ATTAINED               ATTAINED                ATTAINED
    AGE           %          AGE          %         AGE          %         AGE          %          AGE          %
    ---          ---         ---         ---        ---         ---        ---         ---         ---         ---
    0-19         N/A          36       417.61%       53       240.32%       69       156.24%        85       119.81%
     20        699.48%        37       403.76%       54       233.12%       70       152.83%        86       118.55%
     21        679.26%        38       390.40%       55       226.22%       71       149.57%        87       117.38%
     22        659.36%        39       377.52%       56       219.61%       72       146.49%        88       116.28%
     23        639.73%        40       365.11%       57       213.30%       73       143.58%        89       115.23%
     24        620.39%        41       353.15%       58       207.25%       74       140.85%        90       114.21%
     25        601.33%        42       341.65%       59       201.45%       75       138.30%        91       113.20%
     26        582.53%        43       330.57%       60       195.91%       76       135.91%        92       112.17%
     27        564.06%        44       319.91%       61       190.60%       77       133.67%        93       111.08%
     28        545.97%        45       309.63%       62       185.53%       78       131.57%        94       109.92%
     29        528.29%        46       299.75%       63       180.70%       79       129.58%        95       108.65%
     30        511.04%        47       290.24%       64       176.09%       80       127.70%        96       107.27%
     31        494.24%        48       281.10%       65       171.71%       81       125.91%        97       105.80%
     32        477.93%        49       272.29%       66       167.55%       82       124.22%        98       104.25%
     33        462.11%        50       263.82%       67       163.60%       83       122.64%        99       102.60%
     34        446.78%        51       255.67%       68       159.83%       84       121.17%       100       100.00%
     35        431.94%        52       247.84%

                                                       FEMALE NON-TOBACCO
                                                       ------------------

   ATTAINED                ATTAINED               ATTAINED               ATTAINED                ATTAINED
     AGE          %          AGE          %         AGE          %         AGE          %          AGE          %
     ---         ---         ---         ---        ---         ---        ---         ---         ---         ---
    0-19         N/A          36       468.31%       53       270.97%       69       171.23%        85       122.77%
     20        796.54%        37       452.83%       54       262.85%       70       166.87%        86       121.08%
     21        771.20%        38       437.93%       55       255.03%       71       162.66%        87       119.50%
     22        746.54%        39       423.58%       56       247.50%       72       158.63%        88       118.03%
     23        722.57%        40       409.78%       57       240.24%       73       154.80%        89       116.64%
     24        699.24%        41       396.51%       58       233.24%       74       151.16%        90       115.32%
     25        676.63%        42       383.77%       59       226.46%       75       147.74%        91       114.03%
     26        654.62%        43       371.51%       60       219.89%       76       144.52%        92       112.76%
     27        633.28%        44       359.71%       61       213.54%       77       141.49%        93       111.49%
     28        612.56%        45       348.34%       62       207.41%       78       138.64%        94       110.17%
     29        592.47%        46       337.38%       63       201.52%       79       135.95%        95       108.79%
     30        572.99%        47       326.82%       64       195.89%       80       133.39%        96       107.34%
     31        554.12%        48       316.63%       65       190.51%       81       130.98%        97       105.82%
     32        535.83%        49       306.81%       66       185.37%       82       128.71%        98       104.26%
     33        518.10%        50       297.34%       67       180.47%       83       126.58%        99       102.60%
     34        500.93%        51       288.22%       68       175.76%       84       124.60%       100       100.00%
     35        484.36%        52       279.43%

                              SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST
                              --------------------------------------------------------------------

                                                         MALE TOBACCO
                                                         ------------

   ATTAINED                ATTAINED               ATTAINED               ATTAINED                ATTAINED
     AGE          %          AGE          %         AGE          %         AGE          %          AGE          %
     ---         ---         ---         ---        ---         ---        ---         ---         ---         ---
    0-19         N/A          36       342.96%       53       206.34%       69       144.93%        85       118.30%
     20        567.36%        37       331.98%       54       201.00%       70       142.45%        86       117.35%
     21        551.35%        38       321.41%       55       195.91%       71       140.09%        87       116.44%
     22        535.65%        39       311.26%       56       191.05%       72       137.84%        88       115.56%
     23        520.14%        40       301.52%       57       186.43%       73       135.71%        89       114.71%
     24        504.81%        41       292.18%       58       182.01%       74       133.71%        90       113.85%
     25        489.67%        42       283.23%       59       177.78%       75       131.84%        91       112.97%
     26        474.70%        43       274.66%       60       173.72%       76       130.10%        92       112.04%
     27        459.94%        44       266.46%       61       169.84%       77       128.48%        93       111.02%
     28        445.46%        45       258.59%       62       166.14%       78       126.96%        94       109.89%
     29        431.30%        46       251.07%       63       162.61%       79       125.52%        95       108.65%
     30        417.48%        47       243.85%       64       159.26%       80       124.15%        96       107.27%
     31        404.05%        48       236.93%       65       156.08%       81       122.84%        97       105.80%
     32        391.02%        49       230.29%       66       153.08%       82       121.59%        98       104.25%
     33        378.39%        50       223.92%       67       150.23%       83       120.42%        99       102.60%
     34        366.17%        51       217.79%       68       147.52%       84       119.32%       100       100.00%
     35        354.36%        52       211.94%


                                                         FEMALE TOBACCO
                                                         --------------

   ATTAINED                ATTAINED               ATTAINED               ATTAINED                ATTAINED
     AGE          %          AGE          %         AGE          %         AGE          %          AGE          %
     ---         ---         ---         ---        ---         ---        ---         ---         ---         ---
    0-19         N/A          36       413.45%       53       247.46%       69       163.93%        85       121.86%
     20        700.22%        37       400.10%       54       240.74%       70       160.19%        86       120.34%
     21        677.90%        38       387.29%       55       234.28%       71       156.56%        87       118.94%
     22        656.20%        39       375.01%       56       228.06%       72       153.07%        88       117.61%
     23        635.13%        40       363.24%       57       222.06%       73       149.74%        89       116.35%
     24        614.65%        41       351.98%       58       216.25%       74       146.59%        90       125.11%
     25        594.81%        42       341.22%       59       210.60%       75       143.63%        91       113.90%
     26        575.52%        43       330.93%       60       205.10%       76       140.85%        92       112.70%
     27        556.84%        44       321.06%       61       199.75%       77       138.24%        93       111.46%
     28        538.74%        45       311.58%       62       194.58%       78       135.78%        94       110.17%
     29        521.19%        46       302.46%       63       189.59%       79       133.44%        95       108.79%
     30        504.21%        47       293.69%       64       184.82%       80       131.22%        96       107.34%
     31        487.80%        48       285.25%       65       180.27%       81       129.11%        97       105.82%
     32        471.91%        49       277.11%       66       175.93%       82       127.12%        98       104.26%
     33        456.54%        50       269.27%       67       171.78%       83       125.23%        99       102.60%
     34        441.67%        51       261.73%       68       167.79%       84       123.48%       100       100.00%
     35        427.33%        52       254.46%

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





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





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

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

         The undersigned Registrant represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                     UNDERTAKING PURSUANT TO RULE 484 UNDER
                           THE SECURITIES ACT OF 1933


         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed September 3, 1998 (File No. 33-62811).

         Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940

         The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement includes separate prospectuses for Cornerstone VUL I, Cornerstone VUL II, Cornerstone VUL III and Cornerstone VUL IV Flexible Premium Adjustable Variable Life Insurance Policies, consisting of 74, 74, 77 and 82 pages, respectively.

The facing sheet.
Undertaking to file reports.
Rule 484 Undertaking.
Section 26(e)(2)(A) Representation.
The signatures.

Written consents of the following persons:

(a) Ernst & Young, LLP

The following exhibits:

1. Copies of all exhibits which would be required by paragraph A of the instructions as to exhibits in Form N-8B-2 if a Registration Statement on that Form were currently being filed.

     A(1) (a) Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company establishing the Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(a) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

          (b) Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

     A(2)         Not Applicable.

     A(3) (a)(1)  Distribution Agreement between The Penn Mutual Life Insurance
                  Company and Hornor, Townsend & Kent. Incorporated herein by reference to Exhibit A(3)(a)(1) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

             (2) Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

          (b)(1) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No. 0001036050-98-001504).

          (b)(2) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1998 (Accession No. 0001036050-98-002055).

          (b)(3) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws, and companion Form of Corporate Insurance Agent Selling Agreement. Incorporated herein by reference to
                  Exhibit 3(e) to Pre-Effective Amendment to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1999 (Accession No. 0001036050-98-002055).

          (c) Schedule of Sales Commissions. Incorporated herein by reference to Exhibit A(3)(c) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

     A(4)         Not Applicable

     A(5) (a) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (VU-90(S)). Incorporated herein by reference to Exhibit A5(a) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (b) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Sex distinct) (VU-99(S)). Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

          (c) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Unisex) (VU-99(U)). Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

          (d) Additional Insured Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (e) Children's Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (f) Accidental Death Benefit Agreement Rider. Incorporated herein by reference to Exhibit A5(d) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (g) Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement Rider. Incorporated herein by reference to Exhibit A5(e) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (h) Disability Waiver of Monthly Deduction Agreement Rider. Incorporated herein by reference to Exhibit A5(f) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (i) Guaranteed Continuation of Policy Agreement Rider. Incorporated herein by reference to Exhibit A5(g) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (j) Guaranteed Option to Increase Specified Amount Agreement Rider. Incorporated herein by reference to Exhibit A5(h) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (k) Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(i) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (l) Flexible Premium Adjustable Variable Life Insurance Policy (revised) (VU-94(S)). Incorporated herein by reference to Exhibit A5(j) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (m) Flexible Periodic Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(k) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

          (n) Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(n) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

          (o) Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(o) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

          (p) Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(p) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

          (q) Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(q) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

          (r) Supplemental Exchange Agreement. Incorporated herein by reference to Exhibit A5(r) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

          (s) Endorsement - Business Accounting Benefit (1707-01). Incorporated herein by reference to Exhibit A5(s) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No.
                  0000950116-99-000884).

          (t) Endorsement - Cost of Insurance. Incorporated herein by reference to Exhibit A5(t) to Post-Effective Amendment No. 9 to this Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

          (u) Flexible Premium Adjustable Variable Life Insurance Policy (VU - 01(S)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(u) to this Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

          (v) Flexible Premium Adjustable Variable Life Insurance Policy (VU - 01(U)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(v) to this Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

          (w) Rider Supplemental Term Insurance Agreement (SLT - 01(S)). Incorporated herein by reference to Exhibit A(5)(w) to this Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

          (x) Rider Supplemental Term Insurance Agreement (SLT - 01(U)). Incorporated herein by reference to Exhibit A(5)(w) to this Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

    A(6) (a)     Charter of the Penn Mutual Life Insurance Company.
                  Incorporated herein by reference to Exhibit 6(a) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No. 0001036050-98-001504).

          (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

     A(7)         Not Applicable.

     A(8) (a) Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit A(1)(a) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

          (b)(1) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

          (b)(2) Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 33-87276) of Penn Mutual Variable Life Account I filed on April 29, 1996. (Accession No. 0000950109-96-002471).

          (b)(3) Amendment to Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to this Form S-6 Registration Statement filed on April 30, 1997. (Accession No. 0000950109-97-003328).

          (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

          (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(e) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

          (e) Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc. (renamed The Universal Institutional Funds, Inc. effective May 1, 2000). Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 22 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 2-77283) filed on April 29, 1997 (Accession No. 0001021408-97-000161).

     A(9)         Not applicable.

     A(10)(a) Application Form for Flexible Premium Adjustable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

          (b) Supplemental Application Form for Flexible Premium Adjustable Variable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

     A(11) Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit A(11) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

2. Opinion and consent of Franklin L Best, Jr. Esq., Managing Corporate Counsel, The Penn Mutual Life Insurance Company, dated April 16, 2001, as to the legality of the securities being registered. Filed herewith.

3. Opinion and consent of Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, The Penn Mutual Life Insurance Company, dated April 16, 2001, as to actuarial matters pertaining to the securities being registered. Filed herewith.

4.   Consent of Ernst & Young, LLP. Filed herewith.

5. (a) Powers of Attorney of Robert E. Chappell, James A. Hagen, Phillip E. Lippincott, John F. McCaughan, Alan B. Miller, Daniel J. Toran, Norman
          T. Wilde, Jr., Wesley S. Williams, Jr. and Nancy S. Brodie. Filed as exhibits and incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to this Form S-6 Registration Statement filed on April 29, 1997. (Accession No. 0000950109-97-003328).

     (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock. Filed as exhibits and incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 7 to this Form S-6 Registration Statement filed on April 23, 1998 (Accession No. 0001036050-98-000671).

     (c) Power of Attorney of Julia Chang Bloch. Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Horsham, and the State of Pennsylvania, on the 18th day of April, 2001.

                  [SEAL]              THE PENN MUTUAL LIFE INSURANCE COMPANY
                                      on its behalf and on behalf of PENN MUTUAL
                                      VARIABLE LIFE ACCOUNT I

Attest: /s/ Laura M. Ritzko           By: /s/ Robert E. Chappell
        ------------------------          --------------------------------------
            Laura M. Ritzko                   Robert E. Chappell
                                              Chairman of the Board of Trustees
                                              and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to this Registation Statement has been signed below by the following persons in the capacities and on the 18th day of April, 2001.

Signature                                                    Title
---------                                                    -----

/s/ Robert E. Chappell
------------------------------------           Chairman of the Board of Trustees
Robert E. Chappell                               and Chief Executive Officer

/s/ Nancy S. Brodie
------------------------------------           Executive Vice President
Nancy S. Brodie                                  and Chief Financial Officer

*
------------------------------------
Julia Chang Bloch                              Trustee

*
------------------------------------
James A. Hagen                                 Trustee

*
------------------------------------
Philip E. Lippincott                           Trustee

*
------------------------------------
John F. McCaughan                              Trustee

*
------------------------------------
Alan B. Miller                                 Trustee

*
------------------------------------
Edmond F. Notebaert                            Trustee

*
------------------------------------
Robert H. Rock                                 Trustee

*
------------------------------------
Daniel J. Toran                                Trustee

*
------------------------------------
Norman T. Wilde, Jr.                           Trustee

*
------------------------------------
Wesley S. Williams, Jr.                        Trustee


*By /s/ Robert E. Chappell
    ------------------------------------
    Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX



EX.99.2 Opinion and consent of Franklin L Best, Jr. Esq., Managing Corporate Counsel, The Penn Mutual Life Insurance Company, dated April 16, 2001, as to the legality of the securities being registered. Filed herewith.

EX.99.3 Opinion and consent of Raymond G. Caucci, FSA, MAAA, Assistant Vice President and Product Manager Actuary, The Penn Mutual Life Insurance Company, dated April 16, 2001, as to actuarial matters pertaining to the securities being registered. Filed herewith.

EX-99.4  Consent of Ernst & Young, LLP.  Filed herewith.